Annual Report

December 31, 2025

Symetra Separate Account C

Symetra Separate Account C
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and the Contract Owners of Symetra Separate Account C:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Symetra Separate Account C (the Subaccounts), as of December 31, 2025, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, and the results of their operations and changes in net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts' management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and transfer agents of the underlying investments. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.

Minneapolis, Minnesota
April 22, 2026

Symetra Separate Account C
Report of Independent Registered Public Accounting Firm (Continued)

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025 and statements of operations and changes in net assets for each of the years in the two-year period then ended.

BlackRock Advantage Large Cap Value V.I. Fund	Fidelity Freedom Funds 2025 II
BNY Mellon Appreciation	Fidelity Freedom Funds 2030 II
BNY Mellon MidCap Stock	Fidelity Freedom Funds 2050 II
BNY Mellon Stock Index	Fidelity Freedom Income Fund II
BNY Mellon Sustainable U.S. Equity	Fidelity Government Money Market Portfolio – Initial Class
BNY Mellon Technology Growth	Fidelity Government Money Market Portfolio – Service Class II
Calvert SRI Balanced	Fidelity Growth
Columbia Variable Portfolio - Acorn Fund	Fidelity Growth & Income
Columbia VP Select Mid Cap Value Fund - Class 1	Fidelity Growth Opportunities
CVT EAFE International Index Class F	Fidelity Index 500
CVT Investment Grade Bond Index Class I	Fidelity Mid Cap II
CVT Nasdaq-100 Index Class I	Fidelity Overseas II
CVT Russell 2000 Small Cap Index Class F	Franklin Allocation VIP Fund - Class 2
CVT S&P MidCap 400 Index Class F	Franklin DynaTech VIP Fund - Class 2
DWS CROCI International VIP – Class A	Franklin Income VIP Fund - Class 2
DWS Global Income Builder VIP A	Franklin Mutual Shares VIP Fund - Class 2
DWS Small Cap Index A Share	Franklin Small Cap Value VIP Fund - Class 2
Federated Hermes High Income Bond	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Federated Hermes Managed Volatility II	Franklin U.S. Government Securities VIP Fund - Class 2
Fidelity Asset Manager 50% Portfolio	Invesco American Franchise Fund I
Fidelity Contrafund	Invesco American Franchise Fund II
Fidelity Contrafund II	Invesco Discovery Mid Cap Growth Fund I
Fidelity Equity-Income	Invesco Discovery Mid Cap Growth Fund II
Fidelity Freedom Funds 2010 II	Invesco EQV International Equity I
Fidelity Freedom Funds 2015 II	Invesco EQV International Equity II
Fidelity Freedom Funds 2020 II	Invesco Global Real Estate

Symetra Separate Account C
Report of Independent Registered Public Accounting Firm (Continued)

Invesco Health Care	Neuberger Berman AMT Quality Equity Class S
Invesco Small Cap Equity II	PIMCO All Asset Portfolio Advisor
LVIP American Century Balanced Fund Standard Class II	PIMCO CommodityRealReturn Strat. Administrative Class
LVIP American Century Inflation Protection Fund Service	PIMCO Total Return Portfolio Advisor
LVIP American Century International Fund Standard Class II	Templeton Developing Markets VIP Fund - Class 2
LVIP American Century Large Company Value Fund Service	Templeton Global Bond VIP Fund - Class 2
LVIP American Century Ultra Fund Service Class	Templeton Growth VIP Fund - Class 2
LVIP American Century Ultra Fund Standard Class II	Vanguard Balanced
LVIP American Century Value Fund Standard Class II	Vanguard High Yield Bond
LVIP JPMorgan Mid Cap Value Fund - Standard Class	Vanguard International
LVIP JPMorgan U.S. Equity Fund - Standard Class	Vanguard Mid-Cap Index
Morningstar Aggressive Growth ETF Asset Allocation Class I	Vanguard Real Estate Index
Morningstar Aggressive Growth ETF Asset Allocation Class II	Vanguard Total Bond Market Index
Morningstar Balanced ETF Asset Allocation Class I	Vanguard Total Stock Market Index
Morningstar Balanced ETF Asset Allocation Class II	Victory Pioneer Bond VCT Class I
Morningstar Conservative ETF Asset Allocation Class I	Victory Pioneer Equity Income VCT Class II
Morningstar Conservative ETF Asset Allocation Class II	Victory Pioneer Fund VCT Class I
Morningstar Growth ETF Asset Allocation Class I	Victory Pioneer High Yield VCT Class II
Morningstar Growth ETF Asset Allocation Class II	Victory Pioneer Mid Cap Value VCT Class I
Morningstar Income & Growth ETF Asset Allocation Class I	Victory Pioneer Select Mid Cap Growth VCT Class I
Morningstar Income & Growth ETF Asset Allocation Class II	Victory Pioneer Strategic Income VCT Class II
Neuberger Berman AMT Mid Cap Growth Class S	Voya Global High Dividend Low Volatility Portfolio – Class S
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	VY JPMorgan Emerging Markets Equity Portfolio Initial

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
BNY Mellon Appreciation	97,347	$3,381,822	$3,277,692	$3,277,692	73,488
BNY Mellon MidCap Stock	253,609	4,649,405	5,158,402	5,158,402	114,184
BNY Mellon Stock Index	114,472	6,685,320	10,007,171	10,007,171	133,916
BNY Mellon Sustainable U.S. Equity	42,380	1,651,249	2,479,206	2,479,206	74,463
BNY Mellon Technology Growth	159,647	3,246,362	3,548,942	3,548,942	107,286
Calvert SRI Balanced	137,638	317,551	392,268	392,268	12,800
Columbia Variable Portfolio - Acorn Fund[1]	974	11,506	15,491	15,491	110
CVT EAFE International Index Class F	3,393	308,551	410,426	410,426	27,861
CVT Investment Grade Bond Index Class I	35,133	1,851,631	1,731,698	1,731,698	137,138
CVT Nasdaq-100 Index Class I	17,493	1,880,965	3,463,219	3,463,219	31,217
CVT Russell 2000 Small Cap Index Class F	8,865	691,461	790,033	790,033	25,773
CVT S&P Midcap 400 Index Class F	5,397	596,573	682,852	682,852	18,932
DWS CROCI International VIP - Class A	129,885	862,429	1,353,405	1,353,405	46,073
DWS Global Income Builder VIP A	245,246	5,350,785	5,481,242	5,481,242	114,634
DWS Small Cap Index A Share	11,875	189,380	178,372	178,372	5,267
Federated Hermes High Income Bond	127,312	732,576	735,872	735,872	20,079
Federated Hermes Managed Volatility II	36,975	353,007	384,547	384,547	10,360
Fidelity Asset Manager 50% Portfolio[1]	4,301	65,105	75,798	75,798	2,408
Fidelity Contrafund	522,767	23,486,310	31,308,430	31,308,430	290,205
Fidelity Equity-Income	126,669	3,048,589	3,727,897	3,727,897	68,570
Fidelity Freedom Funds 2010 II	12,316	145,617	148,165	148,165	8,001
Fidelity Freedom Funds 2015 II	8,569	115,286	101,890	101,890	5,074
Fidelity Freedom Funds 2020 II	29,832	406,133	391,695	391,695	18,332
Fidelity Freedom Funds 2025 II	40,154	612,240	685,044	685,044	29,042
Fidelity Freedom Funds 2030 II	96,776	1,503,441	1,696,476	1,696,476	68,205
Fidelity Freedom Funds 2050 II	1,376	25,392	37,727	37,727	952
Fidelity Freedom Income Fund II	5,933	68,050	69,014	69,014	4,594
Fidelity Government Money Market Portfolio - Initial Class	29,988	29,988	29,988	29,988	2,917
Fidelity Government Money Market Portfolio - Service Class II	5,487,019	5,487,019	5,487,019	5,487,019	526,720
Fidelity Growth	168,050	14,988,171	16,421,952	16,421,952	305,055
Fidelity Growth & Income	169,558	4,021,812	5,654,744	5,654,744	111,296
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Fidelity Growth Opportunities	55,108	$2,730,575	$5,493,640	$5,493,640	62,945
Fidelity Index 500	2,522	1,006,741	1,666,084	1,666,084	33,345
Fidelity Mid Cap II	87,918	3,058,475	3,092,088	3,092,088	61,916
Fidelity Overseas II	5,677	140,902	153,965	153,965	9,135
Franklin Allocation VIP Fund - Class 2	56,913	277,187	315,296	315,296	15,238
Franklin DynaTech VIP Fund - Class 2	68,115	222,334	448,199	448,199	7,425
Franklin Income VIP Fund - Class 2	158,284	2,314,182	2,399,552	2,399,552	90,735
Franklin Mutual Shares VIP Fund - Class 2	179,980	2,912,984	2,897,664	2,897,664	91,952
Franklin Small Cap Value VIP Fund - Class 2	211,832	2,608,506	2,938,111	2,938,111	72,989
Franklin Small-Mid Cap Growth VIP Fund - Class 2	178,534	2,554,260	2,554,828	2,554,828	88,918
Franklin U.S. Government Securities VIP Fund - Class 2	244,808	2,815,604	2,570,469	2,570,469	168,106
Invesco American Franchise Fund I	74,463	4,563,105	6,031,507	6,031,507	133,748
Invesco American Franchise Fund II	8,182	398,278	588,690	588,690	11,074
Invesco Discovery Mid Cap Growth Fund I	2,268	170,465	170,488	170,488	2,978
Invesco Discovery Mid Cap Growth Fund II	4,251	271,111	269,660	269,660	8,463
Invesco EQV International Equity I	9,757	333,508	352,367	352,367	8,324
Invesco EQV International Equity II	85,702	2,905,591	3,032,983	3,032,983	147,286
Invesco Global Real Estate	89,964	1,408,269	1,273,891	1,273,891	36,309
Invesco Health Care	8,000	222,230	239,131	239,131	5,074
Invesco Small Cap Equity II	14,973	252,428	266,966	266,966	8,541
LVIP American Century Balanced Fund Standard Class II	688,044	5,243,765	6,223,362	6,223,362	186,490
LVIP American Century Inflation Protection Fund Service	152,139	1,533,326	1,374,725	1,374,725	100,847
LVIP American Century International Fund Standard Class II	300,953	3,290,448	3,685,166	3,685,166	185,223
LVIP American Century Large Company Value Fund Service	17,575	293,648	359,308	359,308	10,941
LVIP American Century Ultra Fund Service Class	13,545	328,758	405,859	405,859	5,397
LVIP American Century Ultra Fund Standard Class II	14,321	306,920	451,066	451,066	4,788
LVIP American Century Value Fund Standard Class II	162,306	1,828,118	2,096,838	2,096,838	43,758
LVIP JPMorgan Mid Cap Value Fund - Standard Class	414,183	4,162,155	3,732,616	3,732,616	59,828
LVIP JPMorgan U.S. Equity Fund - Standard Class	58,709	1,844,751	2,898,347	2,898,347	58,173
Morningstar Aggressive Growth ETF Asset Allocation Class I	11,568	150,267	199,991	199,991	7,753
Morningstar Aggressive Growth ETF Asset Allocation Class II	75,509	966,864	1,285,923	1,285,923	48,706
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Morningstar Balanced ETF Asset Allocation Class I	32,104	$349,645	$354,739	$354,739	16,849
Morningstar Balanced ETF Asset Allocation Class II	244,845	2,603,177	2,754,491	2,754,491	135,637
Morningstar Conservative ETF Asset Allocation Class I	70,635	777,475	768,511	768,511	50,786
Morningstar Conservative ETF Asset Allocation Class II	11,122	119,107	120,227	120,227	9,011
Morningstar Growth ETF Asset Allocation Class I	9,392	106,603	128,675	128,675	5,394
Morningstar Growth ETF Asset Allocation Class II	156,689	1,745,095	2,091,796	2,091,796	87,373
Morningstar Income & Growth ETF Asset Allocation Class I	5,581	54,606	53,520	53,520	3,045
Morningstar Income & Growth ETF Asset Allocation Class II	47,169	491,201	491,018	491,018	29,543
Neuberger Berman AMT Mid Cap Growth Class S	16,230	411,548	389,853	389,853	10,582
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	1,439	26,738	29,935	29,935	1,177
Neuberger Berman AMT Quality Equity Class S1	4,158	133,499	178,041	178,041	4,086
PIMCO All Asset Portfolio Advisor	17,915	181,169	174,845	174,845	8,377
PIMCO CommodityRealReturn Strat. Administrative Class	119,318	786,093	750,511	750,511	80,875
PIMCO Total Return Portfolio Advisor	1,283	11,838	12,120	12,120	947
Templeton Developing Markets VIP Fund - Class 2	102,870	960,071	1,242,651	1,242,651	33,236
Templeton Global Bond VIP Fund - Class 2	110,084	1,645,241	1,449,824	1,449,824	97,670
Templeton Growth VIP Fund - Class 2	178,522	1,982,038	2,526,070	2,526,070	98,214
Vanguard Balanced	11,325	266,556	287,746	287,746	8,489
Vanguard High Yield Bond	70,515	533,451	532,384	532,384	25,285
Vanguard International	21,528	601,474	615,464	615,464	25,005
Vanguard Mid-Cap Index	29,054	752,829	812,351	812,351	22,516
Vanguard Real Estate Index	13,385	176,153	154,872	154,872	8,203
Vanguard Total Bond Market Index	123,838	1,336,563	1,337,455	1,337,455	109,115
Vanguard Total Stock Market Index	33,329	1,663,680	2,030,805	2,030,805	42,107
Victory Pioneer Bond VCT Portfolio Class I1	134,651	1,440,013	1,315,536	1,315,536	30,985
Victory Pioneer Equity Income VCT Portfolio Class II1	210,088	2,828,001	2,598,772	2,598,772	68,853
Victory Pioneer Fund VCT Portfolio Class I1	2,510,329	36,949,196	49,327,978	49,327,978	167,114
Victory Pioneer High Yield VCT Portfolio Class II1	66,261	571,699	567,205	567,205	26,660
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	381,046	4,023,543	4,340,120	4,340,120	60,190
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	1,205,803	30,822,312	35,366,158	35,366,158	172,670
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Victory Pioneer Strategic Income VCT Portfolio Class II1	190,310	$1,826,220	$1,783,211	$1,783,211	96,810
Voya Global High Dividend Low Volatility Portfolio - Class S	34,679	358,454	418,911	418,911	7,321
VY JPMorgan Emerging Markets Equity Portfolio Initial	29,855	441,354	411,694	411,694	9,987

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
BNY Mellon Appreciation	$3,399,128	$12,289	$(41,701)	$(5,093)	$(34,505)	$(85,361)	$513,949	$(120,487)	$308,101	$273,596	$25,725	$(420,757)	$(395,032)	$(121,436)	$3,277,692
BNY Mellon MidCap Stock	5,421,189	36,628	(66,005)	(8,352)	(37,729)	55,510	476,147	(61,769)	469,888	432,159	58,733	(753,679)	(694,946)	(262,787)	5,158,402
BNY Mellon Stock Index	10,004,435	77,223	(125,854)	(16,215)	(64,846)	774,482	566,689	221,183	1,562,354	1,497,508	158,643	(1,653,415)	(1,494,772)	2,736	10,007,171
BNY Mellon Sustainable U.S. Equity	2,493,209	6,487	(31,110)	(3,767)	(28,390)	134,500	207,251	17,280	359,031	330,641	28,098	(372,742)	(344,644)	(14,003)	2,479,206
BNY Mellon Technology Growth	3,138,349	—	(40,961)	(5,024)	(45,985)	9,470	1,454,113	(633,909)	829,674	783,689	17,061	(390,157)	(373,096)	410,593	3,548,942
Calvert SRI Balanced	357,161	6,063	(4,607)	(554)	902	1,605	19,888	13,000	34,493	35,395	3,524	(3,812)	(288)	35,107	392,268
Columbia Variable Portfolio - Acorn Fund[1]	15,464	—	(187)	(22)	(209)	164	—	520	684	475	—	(448)	(448)	27	15,491
CVT EAFE International Index Class F	337,449	9,840	(4,819)	(731)	4,290	7,178	—	84,544	91,722	96,012	2,375	(25,410)	(23,035)	72,977	410,426
CVT Investment Grade Bond Index Class I	1,981,122	55,050	(23,190)	(3,056)	28,804	(40,771)	—	107,864	67,093	95,897	39,153	(384,474)	(345,321)	(249,424)	1,731,698
CVT Nasdaq-100 Index Class I	3,255,655	9,036	(41,095)	(5,093)	(37,152)	315,211	53,023	248,930	617,164	580,012	105,421	(477,869)	(372,448)	207,564	3,463,219
CVT Russell 2000 Small Cap Index Class F	770,891	11,951	(9,385)	(1,272)	1,294	(5,192)	38,880	36,316	70,004	71,298	28,928	(81,084)	(52,156)	19,142	790,033
CVT S&P Midcap 400 Index Class F	695,929	7,585	(8,526)	(1,188)	(2,129)	9,625	45,662	(17,012)	38,275	36,146	9,464	(58,687)	(49,223)	(13,077)	682,852
DWS CROCI International VIP - Class A	1,009,119	31,977	(14,811)	(1,784)	15,382	10,441	—	394,263	404,704	420,086	6,895	(82,695)	(75,800)	344,286	1,353,405
DWS Global Income Builder VIP A	5,129,192	236,806	(65,887)	(8,067)	162,852	(47,826)	677,975	(89,365)	540,784	703,636	50,049	(401,635)	(351,586)	352,050	5,481,242
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
DWS Small Cap Index A Share	$161,095	$2,190	$(1,672)	$(373)	$145	$(523)	$9,350	$9,112	$17,939	$18,084	$—	$(807)	$(807)	$17,277	$178,372
Federated Hermes High Income Bond	771,422	45,534	(9,365)	(1,150)	35,019	(15,820)	—	29,655	13,835	48,854	10,473	(94,877)	(84,404)	(35,550)	735,872
Federated Hermes Managed Volatility II	399,163	11,053	(4,706)	(565)	5,782	(1,208)	6,743	8,717	14,252	20,034	1,940	(36,590)	(34,650)	(14,616)	384,547
Fidelity Asset Manager 50% Portfolio[1]	80,564	1,826	(1,042)	(125)	659	2,841	3,789	3,327	9,957	10,616	366	(15,748)	(15,382)	(4,766)	75,798
Fidelity Contrafund	30,749,182	42,086	(389,727)	(48,075)	(395,716)	2,577,728	4,880,688	(1,340,508)	6,117,908	5,722,192	341,715	(5,504,659)	(5,162,944)	559,248	31,308,430
Fidelity Equity-Income	3,799,268	65,208	(47,967)	(5,834)	11,407	164,255	204,380	234,457	603,092	614,499	37,771	(723,641)	(685,870)	(71,371)	3,727,897
Fidelity Freedom Funds 2010 II	468,916	5,522	(5,582)	(670)	(730)	(57,132)	5,902	88,515	37,285	36,555	—	(357,306)	(357,306)	(320,751)	148,165
Fidelity Freedom Funds 2015 II	96,558	2,749	(1,224)	(147)	1,378	(1,271)	3,702	5,607	8,038	9,416	—	(4,084)	(4,084)	5,332	101,890
Fidelity Freedom Funds 2020 II	383,433	9,668	(4,848)	(598)	4,222	(9,735)	21,191	26,659	38,115	42,337	26,614	(60,689)	(34,075)	8,262	391,695
Fidelity Freedom Funds 2025 II	850,287	15,504	(8,422)	(1,033)	6,049	59,239	23,300	(3,582)	78,957	85,006	11,155	(261,404)	(250,249)	(165,243)	685,044
Fidelity Freedom Funds 2030 II	1,641,675	35,392	(20,978)	(2,517)	11,897	68,106	74,447	58,596	201,149	213,046	209,470	(367,715)	(158,245)	54,801	1,696,476
Fidelity Freedom Funds 2050 II	31,969	431	(435)	—	(4)	219	2,266	3,276	5,761	5,757	—	1	1	5,758	37,727
Fidelity Freedom Income Fund II	95,741	2,220	(1,163)	(163)	894	1,300	26	5,248	6,574	7,468	16	(34,211)	(34,195)	(26,727)	69,014
Fidelity Government Money Market Portfolio - Initial Class	79,329	4,459	(1,022)	(228)	3,209	—	—	—	—	3,209	1,251,757	(1,304,307)	(52,550)	(49,341)	29,988
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Fidelity Government Money Market Portfolio - Service Class II	$6,069,759	$222,415	$(73,253)	$(8,969)	$140,193	$—	$—	$—	$—	$140,193	$297,254	$(1,020,187)	$(722,933)	$(582,740)	$5,487,019
Fidelity Growth	16,867,459	45,496	(202,711)	(24,797)	(182,012)	856,778	2,037,961	(812,749)	2,081,990	1,899,978	77,339	(2,422,824)	(2,345,485)	(445,507)	16,421,952
Fidelity Growth & Income	5,187,634	81,438	(67,300)	(8,460)	5,678	316,271	494,660	164,635	975,566	981,244	95,006	(609,140)	(514,134)	467,110	5,654,744
Fidelity Growth Opportunities	5,031,880	—	(64,905)	(7,880)	(72,785)	417,597	82,116	561,770	1,061,483	988,698	18,215	(545,153)	(526,938)	461,760	5,493,640
Fidelity Index 500	1,434,520	17,744	(15,534)	(3,086)	(876)	8,228	7,761	218,934	234,923	234,047	—	(2,483)	(2,483)	231,564	1,666,084
Fidelity Mid Cap II	3,456,486	7,297	(39,728)	(4,991)	(37,422)	17,151	374,699	(65,277)	326,573	289,151	61,745	(715,294)	(653,549)	(364,398)	3,092,088
Fidelity Overseas II	168,463	2,116	(1,996)	(239)	(119)	13,361	13,866	732	27,959	27,840	2,245	(44,583)	(42,338)	(14,498)	153,965
Franklin Allocation VIP Fund - Class 2	280,888	5,732	(3,602)	(432)	1,698	(5,403)	12,101	21,901	28,599	30,297	27,782	(23,671)	4,111	34,408	315,296
Franklin DynaTech VIP Fund - Class 2	399,195	—	(5,201)	(627)	(5,828)	11,343	—	60,002	71,345	65,517	790	(17,303)	(16,513)	49,004	448,199
Franklin Income VIP Fund - Class 2	2,693,335	138,158	(32,286)	(4,033)	101,839	(31,963)	29,040	168,697	165,774	267,613	37,440	(598,836)	(561,396)	(293,783)	2,399,552
Franklin Mutual Shares VIP Fund - Class 2	2,874,280	56,620	(35,651)	(4,377)	16,592	(62,998)	278,966	40,154	256,122	272,714	57,493	(306,823)	(249,330)	23,384	2,897,664
Franklin Small Cap Value VIP Fund - Class 2	3,312,179	34,358	(38,206)	(4,740)	(8,588)	13,292	267,963	(99,181)	182,074	173,486	77,197	(624,751)	(547,554)	(374,068)	2,938,111
Franklin Small-Mid Cap Growth VIP Fund - Class 2	2,784,047	—	(33,508)	(4,048)	(37,556)	(60,223)	153,184	(21,739)	71,222	33,666	31,773	(294,658)	(262,885)	(229,219)	2,554,828
Franklin U.S. Government Securities VIP Fund - Class 2	2,694,194	87,871	(33,284)	(4,236)	50,351	(62,884)	—	147,369	84,485	134,836	95,367	(353,928)	(258,561)	(123,725)	2,570,469
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Invesco American Franchise Fund I	$5,976,136	$—	$(73,324)	$(8,872)	$(82,196)	$198,619	$553,422	$(93,883)	$658,158	$575,962	$22,804	$(543,395)	$(520,591)	$55,371	$6,031,507
Invesco American Franchise Fund II	685,706	—	(7,534)	(913)	(8,447)	(26,262)	57,294	22,101	53,133	44,686	40,836	(182,538)	(141,702)	(97,016)	588,690
Invesco Discovery Mid Cap Growth Fund I	165,985	—	(2,090)	(253)	(2,343)	(189)	14,221	(6,133)	7,899	5,556	—	(1,053)	(1,053)	4,503	170,488
Invesco Discovery Mid Cap Growth Fund II	284,211	—	(3,409)	(418)	(3,827)	(11,886)	26,890	(2,830)	12,174	8,347	8,487	(31,385)	(22,898)	(14,551)	269,660
Invesco EQV International Equity I	371,066	5,501	(4,911)	(598)	(8)	768	24,415	29,953	55,136	55,128	12,401	(86,228)	(73,827)	(18,699)	352,367
Invesco EQV International Equity II	2,941,638	35,987	(38,429)	(4,690)	(7,132)	(40,188)	196,380	264,271	420,463	413,331	103,817	(425,803)	(321,986)	91,345	3,032,983
Invesco Global Real Estate	1,323,322	26,435	(16,624)	(2,091)	7,720	(26,389)	—	101,302	74,913	82,633	39,074	(171,138)	(132,064)	(49,431)	1,273,891
Invesco Health Care	234,847	—	(2,933)	(360)	(3,293)	(4,420)	9,258	28,091	32,929	29,636	280	(25,632)	(25,352)	4,284	239,131
Invesco Small Cap Equity II	212,614	—	(2,790)	(334)	(3,124)	1,268	13,560	(1,051)	13,777	10,653	102,092	(58,393)	43,699	54,352	266,966
LVIP American Century Balanced Fund Standard Class II	6,506,302	116,246	(79,624)	(10,060)	26,562	210,605	—	261,102	471,707	498,269	116,046	(897,255)	(781,209)	(282,940)	6,223,362
LVIP American Century Inflation Protection Fund Service	1,395,175	100,762	(17,506)	(2,172)	81,084	(11,358)	—	(3,454)	(14,812)	66,272	51,190	(137,912)	(86,722)	(20,450)	1,374,725
LVIP American Century International Fund Standard Class II	3,773,285	44,923	(49,030)	(6,011)	(10,118)	143,644	—	396,232	539,876	529,758	78,056	(695,933)	(617,877)	(88,119)	3,685,166
LVIP American Century Large Company Value Fund Service	443,769	4,876	(5,036)	(615)	(775)	34,243	24,498	(11,455)	47,286	46,511	6,469	(137,441)	(130,972)	(84,461)	359,308
LVIP American Century Ultra Fund Service Class	409,568	—	(4,828)	(616)	(5,444)	10,498	33,219	1,901	45,618	40,174	21,871	(65,754)	(43,883)	(3,709)	405,859
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
LVIP American Century Ultra Fund Standard Class II	$442,212	$—	$(5,351)	$(684)	$(6,035)	$20,387	$35,669	$(5,075)	$50,981	$44,946	$4,895	$(40,987)	$(36,092)	$8,854	$451,066
LVIP American Century Value Fund Standard Class II	2,047,110	32,462	(25,789)	(3,253)	3,420	51,069	155,758	65,857	272,684	276,104	51,830	(278,206)	(226,376)	49,728	2,096,838
LVIP JPMorgan Mid Cap Value Fund - Standard Class	4,063,851	42,374	(49,118)	(6,044)	(12,788)	(96,948)	417,862	(185,200)	135,714	122,926	95,079	(549,240)	(454,161)	(331,235)	3,732,616
LVIP JPMorgan U.S. Equity Fund - Standard Class	2,788,334	12,717	(35,035)	(4,656)	(26,974)	111,388	80,751	172,668	364,807	337,833	4,915	(232,735)	(227,820)	110,013	2,898,347
Morningstar Aggressive Growth ETF Asset Allocation Class I	168,460	2,515	(1,721)	(685)	109	624	13,053	17,783	31,460	31,569	—	(38)	(38)	31,531	199,991
Morningstar Aggressive Growth ETF Asset Allocation Class II	1,110,251	13,453	(14,769)	(1,772)	(3,088)	21,302	85,320	96,690	203,312	200,224	42,972	(67,524)	(24,552)	175,672	1,285,923
Morningstar Balanced ETF Asset Allocation Class I	348,964	7,418	(3,214)	(1,193)	3,011	2,881	36,930	(294)	39,517	42,528	—	(36,753)	(36,753)	5,775	354,739
Morningstar Balanced ETF Asset Allocation Class II	2,662,836	50,145	(34,152)	(4,114)	11,879	18,230	283,557	25,911	327,698	339,577	35,717	(283,639)	(247,922)	91,655	2,754,491
Morningstar Conservative ETF Asset Allocation Class I	714,285	21,634	(7,019)	(1,733)	12,882	(620)	—	43,557	42,937	55,819	88	(1,681)	(1,593)	54,226	768,511
Morningstar Conservative ETF Asset Allocation Class II	146,982	3,145	(1,712)	(220)	1,213	(3,389)	—	11,793	8,404	9,617	2,060	(38,432)	(36,372)	(26,755)	120,227
Morningstar Growth ETF Asset Allocation Class I	110,386	2,018	(1,120)	(472)	426	349	8,660	8,854	17,863	18,289	—	—	—	18,289	128,675
Morningstar Growth ETF Asset Allocation Class II	2,110,645	28,763	(26,361)	(3,162)	(760)	45,915	144,432	122,063	312,410	311,650	12,025	(342,524)	(330,499)	(18,849)	2,091,796
Morningstar Income & Growth ETF Asset Allocation Class I	59,674	1,414	(535)	(225)	654	64	4,492	337	4,893	5,547	—	(11,701)	(11,701)	(6,154)	53,520
Morningstar Income & Growth ETF Asset Allocation Class II	613,381	12,878	(7,322)	(902)	4,654	(5,558)	45,236	10,132	49,810	54,464	10,351	(187,178)	(176,827)	(122,363)	491,018
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Neuberger Berman AMT Mid Cap Growth Class S	$389,141	$—	$(5,047)	$(606)	$(5,653)	$(320)	$61,361	$(40,954)	$20,087	$14,434	$7,238	$(20,960)	$(13,722)	$712	$389,853
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	23,156	—	(320)	(39)	(359)	69	2,414	659	3,142	2,783	4,511	(515)	3,996	6,779	29,935
Neuberger Berman AMT Quality Equity Class S1	149,335	—	(2,053)	(249)	(2,302)	543	10,000	10,340	20,883	18,581	10,434	(309)	10,125	28,706	178,041
PIMCO All Asset Portfolio Advisor	198,949	8,517	(2,416)	(281)	5,820	(7,313)	—	24,416	17,103	22,923	1,290	(48,317)	(47,027)	(24,104)	174,845
PIMCO CommodityRealReturn Strat. Administrative Class	712,246	21,222	(9,326)	(1,138)	10,758	19,649	—	88,955	108,604	119,362	37,847	(118,944)	(81,097)	38,265	750,511
PIMCO Total Return Portfolio Advisor	1,007	276	(86)	—	190	(2)	—	299	297	487	11,231	(605)	10,626	11,113	12,120
Templeton Developing Markets VIP Fund - Class 2	944,739	5,889	(13,581)	(1,657)	(9,349)	4,723	18,379	387,621	410,723	401,374	21,338	(124,800)	(103,462)	297,912	1,242,651
Templeton Global Bond VIP Fund - Class 2	1,422,598	—	(18,899)	(2,384)	(21,283)	(71,249)	—	290,867	219,618	198,335	56,227	(227,336)	(171,109)	27,226	1,449,824
Templeton Growth VIP Fund - Class 2	2,314,016	21,714	(30,284)	(3,673)	(12,243)	(45,748)	186,424	360,618	501,294	489,051	38,111	(315,108)	(276,997)	212,054	2,526,070
Vanguard Balanced	254,310	5,599	(2,679)	(706)	2,214	(466)	23,984	11,977	35,495	37,709	—	(4,273)	(4,273)	33,436	287,746
Vanguard High Yield Bond	819,014	36,124	(6,137)	(1,284)	28,703	10,724	—	1,364	12,088	40,791	103,592	(431,013)	(327,421)	(286,630)	532,384
Vanguard International	826,154	4,799	(5,934)	(1,579)	(2,714)	(88,345)	32,337	160,424	104,416	101,702	50,663	(363,055)	(312,392)	(210,690)	615,464
Vanguard Mid-Cap Index	825,926	9,639	(7,734)	(2,277)	(372)	77,595	38,403	(39,102)	76,896	76,524	203,192	(293,291)	(90,099)	(13,575)	812,351
Vanguard Real Estate Index	223,784	4,221	(1,599)	(393)	2,229	(5,965)	2,702	2,986	(277)	1,952	6,818	(77,682)	(70,864)	(68,912)	154,872
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Vanguard Total Bond Market Index	$1,388,606	$47,299	$(15,682)	$(3,477)	$28,140	$(47,463)	$—	$87,393	$39,930	$68,070	$424,928	$(544,149)	$(119,221)	$(51,151)	$1,337,455
Vanguard Total Stock Market Index	2,331,212	21,438	(18,555)	(4,788)	(1,905)	106,521	100,078	77,369	283,968	282,063	76,198	(658,668)	(582,470)	(300,407)	2,030,805
Victory Pioneer Bond VCT Portfolio Class I1	1,384,549	61,291	(17,038)	(2,081)	42,172	(31,719)	—	90,139	58,420	100,592	16,212	(185,817)	(169,605)	(69,013)	1,315,536
Victory Pioneer Equity Income VCT Portfolio Class II1	2,678,365	52,542	(33,250)	(4,009)	15,283	(97,205)	385,526	(59,564)	228,757	244,040	41,815	(365,448)	(323,633)	(79,593)	2,598,772
Victory Pioneer Fund VCT Portfolio Class I1	44,133,636	205,158	(571,153)	(68,650)	(434,645)	665,140	6,162,327	2,731,921	9,559,388	9,124,743	151,010	(4,081,411)	(3,930,401)	5,194,342	49,327,978
Victory Pioneer High Yield VCT Portfolio Class II1	557,198	32,548	(7,083)	(855)	24,610	(6,610)	—	16,991	10,381	34,991	26,796	(51,780)	(24,984)	10,007	567,205
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	4,639,059	91,143	(54,794)	(6,579)	29,770	(497,496)	353,841	502,574	358,919	388,689	37,224	(724,852)	(687,628)	(298,939)	4,340,120
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	32,403,869	—	(422,593)	(50,867)	(473,460)	592,196	3,644,199	2,081,617	6,318,012	5,844,552	131,233	(3,013,496)	(2,882,263)	2,962,289	35,366,158
Victory Pioneer Strategic Income VCT Portfolio Class II1	1,963,136	83,895	(24,109)	(2,954)	56,832	(49,426)	—	163,553	114,127	170,959	79,113	(429,997)	(350,884)	(179,925)	1,783,211
Voya Global High Dividend Low Volatility Portfolio - Class S	380,056	8,514	(5,112)	(618)	2,784	7,026	49,263	4,941	61,230	64,014	542	(25,701)	(25,159)	38,855	418,911
VY JPMorgan Emerging Markets Equity Portfolio Initial	307,138	3,537	(4,471)	(537)	(1,471)	(4,690)	81,709	38,449	115,468	113,997	1,763	(11,204)	(9,441)	104,556	411,694

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
BNY Mellon Appreciation	$3,363,378	$14,702	$(43,914)	$(5,357)	$(34,569)	$(32,233)	$252,644	$182,683	$403,094	$368,525	$41,508	$(374,283)	$(332,775)	$35,750	$3,399,128
BNY Mellon MidCap Stock	5,447,782	46,566	(69,481)	(8,779)	(31,694)	57,724	79,647	469,413	606,784	575,090	67,917	(669,600)	(601,683)	(26,593)	5,421,189
BNY Mellon Stock Index	8,954,779	88,279	(122,074)	(15,706)	(49,501)	464,011	613,571	930,080	2,007,662	1,958,161	129,833	(1,038,338)	(908,505)	1,049,656	10,004,435
BNY Mellon Sustainable U.S. Equity	2,286,423	13,768	(31,124)	(3,766)	(21,122)	100,255	16,390	406,909	523,554	502,432	61,749	(357,395)	(295,646)	206,786	2,493,209
BNY Mellon Technology Growth	2,931,320	—	(38,447)	(4,721)	(43,168)	220,950	—	472,328	693,278	650,110	20,021	(463,102)	(443,081)	207,029	3,138,349
Calvert SRI Balanced	346,128	5,827	(4,467)	(538)	822	11,623	6,002	40,001	57,626	58,448	5,934	(53,349)	(47,415)	11,033	357,161
CVT EAFE International Index Class F	336,039	9,440	(4,405)	(669)	4,366	3,301	—	(2,366)	935	5,301	17,388	(21,279)	(3,891)	1,410	337,449
CVT Investment Grade Bond Index Class I	2,178,904	57,718	(26,203)	(3,423)	28,092	(31,096)	—	(4,875)	(35,971)	(7,879)	57,715	(247,618)	(189,903)	(197,782)	1,981,122
CVT Nasdaq-100 Index Class I	2,856,481	10,226	(39,829)	(4,971)	(34,574)	315,488	201,048	178,120	694,656	660,082	232,316	(493,224)	(260,908)	399,174	3,255,655
CVT Russell 2000 Small Cap Index Class F	735,046	9,351	(9,374)	(1,260)	(1,283)	(594)	15,127	53,196	67,729	66,446	35,583	(66,184)	(30,601)	35,845	770,891
CVT S&P Midcap 400 Index Class F	672,400	8,126	(8,763)	(1,208)	(1,845)	6,734	29,286	42,447	78,467	76,622	16,797	(69,890)	(53,093)	23,529	695,929
DWS CROCI International VIP - Class A	1,221,608	40,419	(14,920)	(1,797)	23,702	(33,769)	—	24,407	(9,362)	14,340	10,582	(237,411)	(226,829)	(212,489)	1,009,119
DWS Global Income Builder VIP A	5,270,483	185,342	(66,066)	(8,085)	111,191	(31,204)	—	304,439	273,235	384,426	36,980	(562,697)	(525,717)	(141,291)	5,129,192
DWS Small Cap Index A Share	147,454	1,790	(1,606)	(357)	(173)	(516)	4,195	10,861	14,540	14,367	—	(726)	(726)	13,641	161,095
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Federated Hermes High Income Bond	$817,982	$43,677	$(9,782)	$(1,201)	$32,694	$(11,558)	$—	$14,510	$2,952	$35,646	$8,447	$(90,653)	$(82,206)	$(46,560)	$771,422
Federated Hermes Managed Volatility II	418,631	8,908	(5,024)	(603)	3,281	(6,801)	—	55,382	48,581	51,862	1,797	(73,127)	(71,330)	(19,468)	399,163
Fidelity Asset Manager[1]	98,341	2,045	(1,087)	(130)	828	(108)	603	4,542	5,037	5,865	336	(23,978)	(23,642)	(17,777)	80,564
Fidelity Contrafund	26,670,424	55,161	(381,742)	(47,034)	(373,615)	2,446,572	3,482,315	2,630,485	8,559,372	8,185,757	618,803	(4,725,802)	(4,106,999)	4,078,758	30,749,182
Fidelity Equity-Income	3,670,753	66,606	(48,872)	(5,952)	11,782	147,424	218,326	121,481	487,231	499,013	117,916	(488,414)	(370,498)	128,515	3,799,268
Fidelity Freedom Funds 2010 II	458,026	15,869	(5,895)	(707)	9,267	(1,986)	401	9,135	7,550	16,817	—	(5,927)	(5,927)	10,890	468,916
Fidelity Freedom Funds 2015 II	96,220	2,923	(1,209)	(145)	1,569	(1,315)	2,850	1,278	2,813	4,382	—	(4,044)	(4,044)	338	96,558
Fidelity Freedom Funds 2020 II	334,128	9,932	(4,489)	(542)	4,901	(846)	9,870	4,716	13,740	18,641	57,177	(26,513)	30,664	49,305	383,433
Fidelity Freedom Funds 2025 II	759,585	19,206	(10,243)	(1,344)	7,619	2,352	1,630	38,683	42,665	50,284	46,434	(6,016)	40,418	90,702	850,287
Fidelity Freedom Funds 2030 II	1,597,361	33,355	(21,053)	(2,526)	9,776	15,171	3,563	96,446	115,180	124,956	30,240	(110,882)	(80,642)	44,314	1,641,675
Fidelity Freedom Funds 2050 II	28,510	342	(393)	—	(51)	182	582	2,746	3,510	3,459	—	—	—	3,459	31,969
Fidelity Freedom Income Fund II	104,892	3,310	(1,223)	(170)	1,917	(225)	59	763	597	2,514	15	(11,680)	(11,665)	(9,151)	95,741
Fidelity Government Money Market Portfolio - Initial Class	86,858	4,377	(840)	(317)	3,220	—	—	—	—	3,220	260	(11,009)	(10,749)	(7,529)	79,329
Fidelity Government Money Market Portfolio - Service Class II	5,841,672	279,421	(74,331)	(9,168)	195,922	—	—	—	—	195,922	1,379,043	(1,346,878)	32,165	228,087	6,069,759
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Fidelity Growth	$14,465,115	$143	$(205,501)	$(25,094)	$(230,452)	$869,746	$3,576,154	$(224,076)	$4,221,824	$3,991,372	$102,130	$(1,691,158)	$(1,589,028)	$2,402,344	$16,867,459
Fidelity Growth & Income	4,740,420	72,856	(63,861)	(8,021)	974	274,825	331,802	326,496	933,123	934,097	83,740	(570,623)	(486,883)	447,214	5,187,634
Fidelity Growth Opportunities	4,459,356	—	(62,168)	(7,558)	(69,726)	615,201	—	991,576	1,606,777	1,537,051	13,482	(978,009)	(964,527)	572,524	5,031,880
Fidelity Index 500	1,184,080	17,436	(13,753)	(2,806)	877	17,247	841	258,172	276,260	277,137	—	(26,697)	(26,697)	250,440	1,434,520
Fidelity Mid Cap II	3,624,262	11,740	(45,164)	(5,692)	(39,116)	98,373	463,395	3,317	565,085	525,969	20,235	(713,980)	(693,745)	(167,776)	3,456,486
Fidelity Overseas II	168,428	2,417	(2,274)	(278)	(135)	10,265	7,971	(10,920)	7,316	7,181	34,860	(42,006)	(7,146)	35	168,463
Franklin Allocation VIP Fund - Class 2	284,318	6,085	(3,642)	(437)	2,006	(9,810)	—	29,105	19,295	21,301	7,068	(31,799)	(24,731)	(3,430)	280,888
Franklin DynaTech VIP Fund - Class 2	609,550	—	(5,316)	(638)	(5,954)	(137,318)	—	268,396	131,078	125,124	25,937	(361,416)	(335,479)	(210,355)	399,195
Franklin Income VIP Fund - Class 2	2,688,010	142,645	(34,306)	(4,329)	104,010	(10,157)	11,688	47,037	48,568	152,578	65,106	(212,359)	(147,253)	5,325	2,693,335
Franklin Mutual Shares VIP Fund - Class 2	2,963,464	57,423	(37,495)	(4,596)	15,332	(68,584)	59,715	270,560	261,691	277,023	31,519	(397,726)	(366,207)	(89,184)	2,874,280
Franklin Small Cap Value VIP Fund - Class 2	3,809,407	32,948	(43,946)	(5,459)	(16,457)	(180,729)	81,436	451,732	352,439	335,982	64,879	(898,089)	(833,210)	(497,228)	3,312,179
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,024,939	—	(36,388)	(4,395)	(40,783)	(107,377)	—	419,091	311,714	270,931	32,182	(544,005)	(511,823)	(240,892)	2,784,047
Franklin U.S. Government Securities VIP Fund - Class 2	3,080,763	91,691	(36,932)	(4,739)	50,020	(97,482)	—	49,772	(47,710)	2,310	116,164	(505,043)	(388,879)	(386,569)	2,694,194
Invesco American Franchise Fund I	5,167,427	—	(71,636)	(8,663)	(80,299)	263,626	—	1,420,497	1,684,123	1,603,824	27,704	(822,819)	(795,115)	808,709	5,976,136
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Invesco American Franchise Fund II	$664,426	$—	$(8,510)	$(1,030)	$(9,540)	$4,164	$—	$195,591	$199,755	$190,215	$14,699	$(183,634)	$(168,935)	$21,280	$685,706
Invesco Discovery Mid Cap Growth Fund I	141,964	—	(1,959)	(239)	(2,198)	(1,404)	—	34,689	33,285	31,087	—	(7,066)	(7,066)	24,021	165,985
Invesco Discovery Mid Cap Growth Fund II	219,341	—	(3,339)	(411)	(3,750)	(8,383)	—	63,981	55,598	51,848	34,765	(21,743)	13,022	64,870	284,211
Invesco EQV International Equity I	401,628	6,759	(4,922)	(600)	1,237	1,520	2,009	(6,682)	(3,153)	(1,916)	10,410	(39,056)	(28,646)	(30,562)	371,066
Invesco EQV International Equity II	3,669,047	48,569	(42,835)	(5,231)	503	(4,928)	16,820	(24,802)	(12,910)	(12,407)	81,475	(796,477)	(715,002)	(727,409)	2,941,638
Invesco Global Real Estate	1,615,517	36,019	(18,428)	(2,313)	15,278	(57,812)	—	(3,752)	(61,564)	(46,286)	30,682	(276,591)	(245,909)	(292,195)	1,323,322
Invesco Health Care	239,839	—	(3,183)	(392)	(3,575)	931	—	9,740	10,671	7,096	4,041	(16,129)	(12,088)	(4,992)	234,847
Invesco Small Cap Equity II	233,675	—	(3,012)	(362)	(3,374)	(1,314)	12,222	29,071	39,979	36,605	3,493	(61,159)	(57,666)	(21,061)	212,614
LVIP American Century Balanced Fund Standard Class II	6,559,353	133,608	(84,664)	(10,661)	38,283	146,249	—	490,895	637,144	675,427	70,098	(798,576)	(728,478)	(53,051)	6,506,302
LVIP American Century Inflation Protection Fund Service	1,606,418	53,421	(19,033)	(2,365)	32,023	(22,636)	—	(6,103)	(28,739)	3,284	91,032	(305,559)	(214,527)	(211,243)	1,395,175
LVIP American Century International Fund Standard Class II	4,125,494	65,730	(51,287)	(6,302)	8,141	28,485	—	21,401	49,886	58,027	54,221	(464,457)	(410,236)	(352,209)	3,773,285
LVIP American Century Large Company Value Fund Service	418,056	10,587	(5,480)	(670)	4,437	6,359	7,861	17,987	32,207	36,644	11,469	(22,400)	(10,931)	25,713	443,769
LVIP American Century Ultra Fund Service Class	420,644	—	(5,464)	(690)	(6,154)	56,178	37,694	14,612	108,484	102,330	15,685	(129,091)	(113,406)	(11,076)	409,568
LVIP American Century Ultra Fund Standard Class II	418,960	—	(5,301)	(671)	(5,972)	38,029	36,346	32,625	107,000	101,028	2,575	(80,351)	(77,776)	23,252	442,212
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
LVIP American Century Value Fund Standard Class II	$2,274,943	$60,957	$(27,184)	$(3,405)	$30,368	$77,138	$124,934	$(65,639)	$136,433	$166,801	$34,808	$(429,442)	$(394,634)	$(227,833)	$2,047,110
LVIP JPMorgan Mid Cap Value Fund - Standard Class	4,109,973	49,909	(52,861)	(6,502)	(9,454)	17,031	653,352	(153,767)	516,616	507,162	56,465	(609,749)	(553,284)	(46,122)	4,063,851
LVIP JPMorgan U.S. Equity Fund - Standard Class	2,436,550	13,864	(33,999)	(4,520)	(24,655)	96,231	117,158	340,387	553,776	529,121	5,114	(182,451)	(177,337)	351,784	2,788,334
Morningstar Aggressive Growth ETF Asset Allocation Class I	148,694	2,445	(1,546)	(614)	285	394	2,400	16,729	19,523	19,808	—	(42)	(42)	19,766	168,460
Morningstar Aggressive Growth ETF Asset Allocation Class II	1,143,263	13,886	(14,238)	(1,706)	(2,058)	42,229	16,083	83,366	141,678	139,620	21,553	(194,185)	(172,632)	(33,012)	1,110,251
Morningstar Balanced ETF Asset Allocation Class I	693,572	7,019	(3,677)	(1,328)	2,014	(32,640)	3,297	55,361	26,018	28,032	1,021	(373,661)	(372,640)	(344,608)	348,964
Morningstar Balanced ETF Asset Allocation Class II	2,653,294	46,536	(33,429)	(4,039)	9,068	2,926	24,945	182,305	210,176	219,244	53,394	(263,096)	(209,702)	9,542	2,662,836
Morningstar Conservative ETF Asset Allocation Class I	797,299	17,970	(7,266)	(1,867)	8,837	(10,114)	—	33,692	23,578	32,415	168	(115,597)	(115,429)	(83,014)	714,285
Morningstar Conservative ETF Asset Allocation Class II	114,249	3,366	(1,522)	(187)	1,657	(2,331)	—	4,212	1,881	3,538	44,286	(15,091)	29,195	32,733	146,982
Morningstar Growth ETF Asset Allocation Class I	99,128	1,819	(1,019)	(428)	372	227	2,159	8,500	10,886	11,258	—	—	—	11,258	110,386
Morningstar Growth ETF Asset Allocation Class II	1,904,461	30,753	(25,628)	(3,075)	2,050	4,456	42,319	162,308	209,083	211,133	16,733	(21,682)	(4,949)	206,184	2,110,645
Morningstar Income & Growth ETF Asset Allocation Class I	67,150	1,603	(612)	(257)	734	(468)	415	3,544	3,491	4,225	—	(11,701)	(11,701)	(7,476)	59,674
Morningstar Income & Growth ETF Asset Allocation Class II	543,710	13,516	(7,252)	(882)	5,382	(214)	3,919	25,806	29,511	34,893	42,388	(7,610)	34,778	69,671	613,381
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Neuberger Berman AMT Mid Cap Growth Class S	$360,184	$—	$(4,765)	$(573)	$(5,338)	$2,903	$23,603	$53,905	$80,411	$75,073	$5,602	$(51,718)	$(46,116)	$28,957	$389,141
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	18,398	59	(264)	(32)	(237)	6	585	1,071	1,662	1,425	3,668	(335)	3,333	4,758	23,156
Neuberger Berman AMT Sustainable Equity Class S1	131,120	—	(1,767)	(214)	(1,981)	1,392	6,738	23,008	31,138	29,157	4,795	(15,737)	(10,942)	18,215	149,335
PIMCO All Asset Portfolio Advisor	228,839	13,730	(2,749)	(321)	10,660	(4,845)	—	(747)	(5,592)	5,068	2,899	(37,857)	(34,958)	(29,890)	198,949
PIMCO CommodityRealReturn Strat. Administrative Class	760,648	16,696	(9,596)	(1,168)	5,932	(17,264)	—	32,391	15,127	21,059	56,538	(125,999)	(69,461)	(48,402)	712,246
PIMCO Total Return Portfolio Advisor	329,152	9,324	(3,031)	—	6,293	(14,634)	—	11,282	(3,352)	2,941	47,351	(378,437)	(331,086)	(328,145)	1,007
Pioneer Bond VCT Class I1	1,470,033	63,282	(17,725)	(2,169)	43,388	(24,183)	—	3,991	(20,192)	23,196	17,183	(125,863)	(108,680)	(85,484)	1,384,549
Pioneer Equity Income VCT Class II1	3,257,428	56,690	(37,627)	(4,535)	14,528	(97,994)	553,843	(190,509)	265,340	279,868	113,591	(972,522)	(858,931)	(579,063)	2,678,365
Pioneer Fund VCT Class I1	40,253,044	317,030	(557,961)	(67,060)	(307,991)	364,509	2,159,931	6,046,025	8,570,465	8,262,474	147,246	(4,529,128)	(4,381,882)	3,880,592	44,133,636
Pioneer High Yield VCT Class II1	567,410	32,199	(7,337)	(888)	23,974	(11,713)	—	27,443	15,730	39,704	51,858	(101,774)	(49,916)	(10,212)	557,198
Pioneer Mid Cap Value VCT Class I1	4,935,934	92,248	(61,146)	(7,342)	23,760	(557,740)	283,139	700,691	426,090	449,850	44,144	(790,869)	(746,725)	(296,875)	4,639,059
Pioneer Select Mid Cap Growth VCT Class I1	30,695,360	—	(404,708)	(48,702)	(453,410)	24,371	—	6,949,051	6,973,422	6,520,012	123,887	(4,935,390)	(4,811,503)	1,708,509	32,403,869
Pioneer Strategic Income VCT Class II	2,256,052	87,052	(27,446)	(3,378)	56,228	(71,881)	—	71,245	(636)	55,592	147,411	(495,919)	(348,508)	(292,916)	1,963,136
Templeton Developing Markets VIP Fund - Class 2	1,065,185	40,018	(12,865)	(1,567)	25,586	10,494	7,691	21,118	39,303	64,889	21,200	(206,535)	(185,335)	(120,446)	944,739
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Templeton Global Bond VIP Fund - Class 2	$1,899,729	$—	$(21,630)	$(2,757)	$(24,387)	$(118,377)	$—	$(78,892)	$(197,269)	$(221,656)	$72,504	$(327,979)	$(255,475)	$(477,131)	$1,422,598
Templeton Growth VIP Fund - Class 2	2,502,547	23,881	(31,158)	(3,771)	(11,048)	(48,212)	8,173	153,483	113,444	102,396	50,709	(341,636)	(290,927)	(188,531)	2,314,016
Vanguard Balanced	242,845	5,936	(2,625)	(729)	2,582	3,575	12,840	13,459	29,874	32,456	19,341	(40,332)	(20,991)	11,465	254,310
Vanguard High Yield Bond	597,924	34,086	(7,092)	(1,481)	25,513	(162)	—	2,930	2,768	28,281	199,931	(7,122)	192,809	221,090	819,014
Vanguard International	765,517	9,763	(8,084)	(1,654)	25	(37,728)	25,846	70,969	59,087	59,112	70,317	(68,792)	1,525	60,637	826,154
Vanguard Mid-Cap Index	751,851	11,120	(7,912)	(2,246)	962	6,662	9,269	85,392	101,323	102,285	1,625	(29,835)	(28,210)	74,075	825,926
Vanguard Real Estate Index	225,318	7,108	(2,280)	(476)	4,352	(1,039)	5,995	(986)	3,970	8,322	4,327	(14,183)	(9,856)	(1,534)	223,784
Vanguard Total Bond Market Index	1,186,646	32,848	(14,394)	(2,859)	15,595	(2,480)	—	(9,264)	(11,744)	3,851	215,703	(17,594)	198,109	201,960	1,388,606
Vanguard Total Stock Market Index	1,974,628	27,254	(21,395)	(5,094)	765	124,249	149,415	157,020	430,684	431,449	561,992	(636,857)	(74,865)	356,584	2,331,212
Voya Global High Dividend Low Volatility Portfolio - Class S	378,575	9,927	(4,988)	(601)	4,338	8,936	13,200	15,240	37,376	41,714	650	(40,883)	(40,233)	1,481	380,056
VY JPMorgan Emerging Markets Equity Portfolio Initial	407,160	4,441	(5,034)	(604)	(1,197)	(48,671)	—	60,552	11,881	10,684	4,975	(115,681)	(110,706)	(100,022)	307,138
Wanger Acorn[1]	28,639	—	(219)	(26)	(245)	2,641	—	116	2,757	2,512	—	(15,687)	(15,687)	(13,175)	15,464

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Notes to Financial Statements
1.   ORGANIZATION
Symetra Separate Account C (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's or Symetra Financial Corporation's other business activities.
The Statements of Operations and Changes in Net Assets are reported for the years or periods ended December 31, 2025 and December 31, 2024 for the following sub-accounts, except as noted in the footnotes to the table below.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
BlackRock Variable Series Fund, Inc
BlackRock Advantage Large Cap Value V.I. Fund[11]	BlackRock Advantage Large Cap Value V.I. Fund, Class III

BNY Mellon Variable Investment Fund
BNY Mellon Appreciation	BNY Mellon VIF Appreciation Portfolio — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon MidCap Stock	BNY Mellon IP MidCap Stock Portfolio — Initial Shares
BNY Mellon Technology Growth	BNY Mellon IP Technology Growth Portfolio — Initial Shares

BNY Mellon Stock Index Fund, Inc.
BNY Mellon Stock Index	BNY Mellon Stock Index Fund, Inc. — Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio Inc. — Initial Shares

Calvert Variable Series, Inc.
Calvert SRI Balanced	Calvert VP SRI Balanced Portfolio
CVT EAFE International Index Class F	CVT EAFE International Index Portfolio Class F
CVT Investment Grade Bond Index Class I	CVT Investment Grade Bond Index Portfolio Class I
CVT Nasdaq-100 Index Class I	CVT Nasdaq-100 Index Portfolio Class I
CVT Russell 2000 Small Cap Index Class F	CVT Russell 2000 Small Cap Index Portfolio Class F
CVT S&P MidCap 400 Index Class F	CVT S&P MidCap 400 Index Portfolio Class F

Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Acorn Fund[9]	Columbia Variable Portfolio - Acorn Fund
Columbia VP Select Mid Cap Value Fund - Class 1[12]	Columbia VP Select Mid Cap Value Fund — Class 1

DWS Variable Series I and II
DWS CROCI International VIP - Class A	DWS CROCI International VIP — Class A Shares
DWS Global Income Builder VIP A	DWS Global Income Builder VIP — Class A Shares
DWS Small Cap Index A Share	DWS Small Cap Index VIP — Class A Shares
Federated Insurance Series
Federated Hermes High Income Bond	Federated Hermes High Income Bond Fund II
Federated Hermes Managed Volatility II	Federated Hermes Managed Volatility Fund II

Symetra Separate Account C
Notes to Financial Statements
1.	ORGANIZATION (continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Asset Manager 50% Portfolio[8]	VIP Asset Manager 50% Portfolio — Initial Class
Fidelity Contrafund	VIP Contrafund® Portfolio — Initial Class
Fidelity Contrafund II12	VIP Contrafund® Portfolio — Service Class 2
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Freedom Funds 2010 II	VIP Freedom Funds 2010 Portfolio — Service Class 2
Fidelity Freedom Funds 2015 II	VIP Freedom Funds 2015 Portfolio — Service Class 2
Fidelity Freedom Funds 2020 II	VIP Freedom Funds 2020 Portfolio — Service Class 2
Fidelity Freedom Funds 2025 II	VIP Freedom Funds 2025 Portfolio — Service Class 2
Fidelity Freedom Funds 2030 II	VIP Freedom Funds 2030 Portfolio — Service Class 2
Fidelity Freedom Funds 2050 II	VIP Freedom Funds 2050 Portfolio — Service Class 2
Fidelity Freedom Income Fund II	VIP Freedom Income Portfolio — Service Class 2
Fidelity Government Money Market Portfolio - Initial Class	VIP Government Money Market Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Service Class II	VIP Government Money Market Portfolio — Service Class II
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Index 500	VIP Index 500 Portfolio — Initial Class
Fidelity Mid Cap II	VIP Mid Cap Portfolio — Service Class II
Fidelity Overseas II	VIP Overseas Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund - Class 2	Franklin Allocation VIP Fund - Class 2
Franklin DynaTech VIP Fund - Class 2	Franklin DynaTech VIP Fund - Class 2
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

AIM Variable Insurance Funds, Inc (Invesco Variable Insurance Funds)
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund - Series I
Invesco American Franchise Fund II	Invesco V.I. American Franchise Fund - Series II
Invesco Discovery Mid Cap Growth Fund I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Invesco Discovery Mid Cap Growth Fund II	Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Invesco EQV International Equity I	Invesco V.I. EQV International Equity Fund - Series I
Invesco EQV International Equity II	Invesco V.I. EQV International Equity Fund - Series II
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund - Series I
Invesco Health Care	Invesco V.I. Health Care Fund - Series I
Invesco Small Cap Equity II	Invesco V.I. Small Cap Equity Fund - Series II

Lincoln Investment Advisors
LVIP American Century Balanced Fund Standard Class II	LVIP American Century Balanced Fund Standard Class II
LVIP American Century Inflation Protection Fund Service	LVIP American Century Inflation Protection Fund Service Class

Symetra Separate Account C
Notes to Financial Statements
1.	ORGANIZATION (continued)

Sub-Account	Mutual Fund
Lincoln Investment Advisors
LVIP American Century International Fund Standard Class II	LVIP American Century International Fund Standard Class II
LVIP American Century Large Company Value Fund Service	LVIP American Century Large Company Value Fund Service Class
LVIP American Century Ultra Fund Service Class	LVIP American Century Ultra Fund Service Class
LVIP American Century Ultra Fund Standard Class II	LVIP American Century Ultra Fund Standard Class II
LVIP American Century Value Fund Standard Class II	LVIP American Century Value Fund Standard Class II
LVIP JPMorgan Mid Cap Value Fund - Standard Class	LVIP JPMorgan Mid Cap Value Fund - Standard Class
LVIP JPMorgan U.S. Equity Fund - Standard Class	LVIP JPMorgan U.S. Equity Fund - Standard Class

ALPS Variable Investment Trust
Morningstar Aggressive Growth ETF Asset Allocation Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio — Class I
Morningstar Aggressive Growth ETF Asset Allocation Class II	Morningstar Aggressive Growth ETF Asset Allocation Portfolio — Class II
Morningstar Balanced ETF Asset Allocation Class I	Morningstar Balanced ETF Asset Allocation Portfolio — Class I
Morningstar Balanced ETF Asset Allocation Class II	Morningstar Balanced ETF Asset Allocation Portfolio — Class II
Morningstar Conservative ETF Asset Allocation Class I	Morningstar Conservative ETF Asset Allocation Portfolio — Class I
Morningstar Conservative ETF Asset Allocation Class II	Morningstar Conservative ETF Asset Allocation Portfolio — Class II
Morningstar Growth ETF Asset Allocation Class I	Morningstar Growth ETF Asset Allocation Portfolio — Class I
Morningstar Growth ETF Asset Allocation Class II	Morningstar Growth ETF Asset Allocation Portfolio — Class II
Morningstar Income & Growth ETF Asset Allocation Class I	Morningstar Income & Growth ETF Asset Allocation Portfolio — Class I
Morningstar Income & Growth ETF Asset Allocation Class II	Morningstar Income & Growth ETF Asset Allocation Portfolio — Class II

Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Mid Cap Growth Class S	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio — Class S
Neuberger Berman AMT Quality Equity Class S10	Neuberger Berman AMT Quality Equity Class S

PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares
PIMCO CommodityRealReturn Strat.	PIMCO CommodityRealReturn® Strategy Portfolio —
Administrative Class	Administrative Class Shares
PIMCO Total Return Portfolio Advisor	PIMCO Total Return Portfolio — Advisor Class Shares

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio

Symetra Separate Account C
Notes to Financial Statements
1.	ORGANIZATION (continued)

Sub-Account	Mutual Fund
Vanguard Variable Insurance Fund Portfolios
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Real Estate Index	Vanguard VIF — Real Estate Index Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Victory Funds
Victory Pioneer Bond VCT Class I1	Victory Pioneer Bond VCT Portfolio — Class I
Victory Pioneer Equity Income VCT Class II2	Victory Pioneer Equity Income VCT Portfolio — Class II
Victory Pioneer Fund VCT Class I3	Victory Pioneer Fund VCT Portfolio — Class I
Victory Pioneer High Yield VCT Class II4	Victory Pioneer High Yield VCT Portfolio — Class II
Victory Pioneer Mid Cap Value VCT Class I5	Victory Pioneer Mid Cap Value VCT Portfolio — Class I
Victory Pioneer Select Mid Cap Growth VCT Class I6	Victory Pioneer Select Mid Cap Growth VCT Portfolio — Class I
Victory Pioneer Strategic Income VCT Class II7	Victory Pioneer Strategic Income VCT Portfolio — Class II

Voya VP Natural Resource Trust
Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class S

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I

1 Victory Pioneer Bond VCT Portfolio Class I was formally known as Pioneer Bond VCT Class I prior to March 31, 2025.
2 Victory Pioneer Equity Income VCT Class II was formally known as Pioneer Equity Income VCT Class II prior to March 31, 2025.
3 Victory Pioneer Fund VCT Class I was formally known as Pioneer Fund VCT Class I prior to March 31, 2025.
4 Victory Pioneer High Yield VCT Class II was formally known as Pioneer High Yield VCT Class II prior to March 31, 2025.
5 Victory Pioneer Mid Cap Value VCT Class I was formally known as Pioneer Mid Cap Value VCT Class I prior to March 31, 2025.
6 Victory Pioneer Select Mid Cap Growth VCT Class I was formally known as Pioneer Select Mid Cap Growth VCT Class I prior to March 31, 2025.
7 Victory Pioneer Strategic Income VCT Class II was formally known as Pioneer Strategic Income VCT Class II prior to March 31, 2025.
8 Fidelity Asset Manager 50% Portfolio was formally known as Fidelity Asset Manager prior to May 1, 2025.
9 Columbia Variable Portfolio - Acorn Fund was formally known as Wanger Acorn prior to June 2, 2025.
10 Neuberger Berman AMT Quality Equity Class S was formally known as Neuberger Berman AMT Sustainable Equity Class S prior to July 28, 2025.
11 There was no activity in the current year and the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2025.
12 There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2025.

Symetra Separate Account C
Notes to Financial Statements
2.SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.
SEGMENT INFORMATION — In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the sub-accounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The Separate Account has identified the senior vice president of retirement products as the CODM. The Separate Account is comprised of multiple sub-accounts, each which constitute a single operating segment.

The financial information, in the form of the sub-accounts’ holdings, including investment returns, asset allocations, fees, purchases, redemptions, as well as investment objectives, investment advisor and fund manager designations of each sub-account, are used by the CODM to assess the sub-accounts’ availability and performance by comparing the underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each sub-account’s single segment, which is consistent with that presented within the sub-accounts’ financial statements. Sub-accounts’ holdings are reflected on the accompanying Statements of Assets and Liabilities as "net assets" and significant fund expenses are listed on the accompanying Statements of Operations and Changes in Net Assets.

3.     EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks and incurs asset-related administrative expenses related to the operations of the Separate Account. Optional benefit charges may be elected for a guaranteed minimum death benefit ("GMDB") and an earnings enhancement benefit ("EEB") for certain products. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these expenses. These charges are included in net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets. Symetra Life also deducts annual contract maintenance charges which are reflected as a contract maintenance charge in the accompanying Statements of Operations and Changes in Net Assets. The table below describes the maximum charges for the fees and expenses charged by product.

Symetra Separate Account C
Notes to Financial Statements

3.    EXPENSES AND RELATED PARTY TRANSACTIONS (continued)

Annual Periodic Charges	Mortality and expense risk[1]	Asset-related administrative[1]	Optional (GMDB)[1]	Optional (EEB)[1]	Contract Maintenance
Spinnaker & Mainsail	1.25%	0.15%	0.20%	0.15%	$30
Spinnaker Advisor	1.25%	0.20%	Not Available	Not Available	$30
Spinnaker Choice	1.40%	0.15%	0.20%	0.15%	No Charge
Focus	0.95%	0.40%	0.10%	Not Available	$40
Retirement Passport	1.25%	No Charge	Not Available	Not Available	$30
Retirement Passport — Calvert sub accounts	1.25%	0.10%	Not Available	Not Available	$30
Retirement Passport — Vanguard sub accounts	1.25%	0.25%	Not Available	Not Available	$30
1 As a percentage of average daily net assets of each sub-account deducted daily.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.
The Retirement Passport product may allow the owner of the policy to take a loan against their account value. A loan application charge of $50 or 2.50 percent of the loan amount, whichever is less, will be deducted from the sub-account with the highest balance at the time the loan is approved. An annual loan maintenance charge of $35 or 2.50 percent of the loan amount, whichever is less, will be deducted from the sub-account with the highest balance. These charges are reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets.

4.INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2025.

Sub-Account	Purchases	Proceeds From Sales
BNY Mellon Appreciation	$535,883	$451,471
BNY Mellon MidCap Stock	541,797	798,323
BNY Mellon Stock Index	753,119	1,746,046
BNY Mellon Sustainable U.S. Equity	228,703	394,487
BNY Mellon Technology Growth	1,459,654	424,621
Calvert SRI Balanced	28,571	8,069
Columbia Variable Portfolio - Acorn Fund[1]	—	657
CVT EAFE International Index Class F	12,038	30,785
CVT Investment Grade Bond Index Class I	84,849	401,367
CVT Nasdaq-100 Index Class I	151,847	508,421
CVT Russell 2000 Small Cap Index Class F	77,740	89,721
CVT S&P Midcap 400 Index Class F	61,448	67,140
DWS CROCI International VIP - Class A	35,857	96,272
DWS Global Income Builder VIP A	947,696	458,457
DWS Small Cap Index A Share	11,538	2,849
Federated Hermes High Income Bond	51,420	100,804
Federated Hermes Managed Volatility II	19,045	41,168
Fidelity Asset Manager 50% Portfolio[1]	5,885	16,819
Fidelity Contrafund	5,079,106	5,757,081

Symetra Separate Account C
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
Fidelity Equity-Income	$287,642	$757,727
Fidelity Freedom Funds 2010 II	11,425	363,557
Fidelity Freedom Funds 2015 II	6,451	5,454
Fidelity Freedom Funds 2020 II	56,720	65,381
Fidelity Freedom Funds 2025 II	47,560	268,462
Fidelity Freedom Funds 2030 II	307,028	378,930
Fidelity Freedom Funds 2050 II	2,698	435
Fidelity Freedom Income Fund II	2,254	35,529
Fidelity Government Money Market Portfolio - Initial Class	1,256,208	1,305,549
Fidelity Government Money Market Portfolio - Service Class II	430,189	1,012,929
Fidelity Growth	2,103,089	2,592,624
Fidelity Growth & Income	649,265	663,064
Fidelity Growth Opportunities	91,510	609,119
Fidelity Index 500	25,601	21,198
Fidelity Mid Cap II	428,209	744,485
Fidelity Overseas II	16,661	45,253
Franklin Allocation VIP Fund - Class 2	44,913	27,004
Franklin DynaTech VIP Fund - Class 2	298	22,637
Franklin Income VIP Fund - Class 2	193,953	624,467
Franklin Mutual Shares VIP Fund - Class 2	381,358	335,129
Franklin Small Cap Value VIP Fund - Class 2	355,882	644,065
Franklin Small-Mid Cap Growth VIP Fund - Class 2	166,391	313,646
Franklin U.S. Government Securities VIP Fund - Class 2	154,917	363,125
Invesco American Franchise Fund I	559,104	608,469
Invesco American Franchise Fund II	95,315	188,170
Invesco Discovery Mid Cap Growth Fund I	14,221	3,399
Invesco Discovery Mid Cap Growth Fund II	34,217	34,052
Invesco EQV International Equity I	41,607	91,030
Invesco EQV International Equity II	307,608	440,342
Invesco Global Real Estate	56,957	181,304
Invesco Health Care	9,316	28,703
Invesco Small Cap Equity II	114,589	60,456
LVIP American Century Balanced Fund Standard Class II	174,896	929,543
LVIP American Century Inflation Protection Fund Service	140,711	146,348
LVIP American Century International Fund Standard Class II	92,530	720,521
LVIP American Century Large Company Value Fund Service	33,178	140,428
LVIP American Century Ultra Fund Service Class	53,174	69,283
LVIP American Century Ultra Fund Standard Class II	39,875	46,335
LVIP American Century Value Fund Standard Class II	230,496	297,694
LVIP JPMorgan Mid Cap Value Fund - Standard Class	522,407	571,497
LVIP JPMorgan U.S. Equity Fund - Standard Class	93,989	268,033
Morningstar Aggressive Growth ETF Asset Allocation Class I	15,568	2,446
Morningstar Aggressive Growth ETF Asset Allocation Class II	134,442	76,763
Morningstar Balanced ETF Asset Allocation Class I	44,348	41,158
Morningstar Balanced ETF Asset Allocation Class II	355,299	307,782
Morningstar Conservative ETF Asset Allocation Class I	21,718	10,431
Morningstar Conservative ETF Asset Allocation Class II	4,880	40,042

Symetra Separate Account C
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
Morningstar Growth ETF Asset Allocation Class I	$10,678	$1,591
Morningstar Growth ETF Asset Allocation Class II	178,627	365,454
Morningstar Income & Growth ETF Asset Allocation Class I	5,906	12,461
Morningstar Income & Growth ETF Asset Allocation Class II	65,397	192,336
Neuberger Berman AMT Mid Cap Growth Class S	66,732	24,746
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	6,867	815
Neuberger Berman AMT Quality Equity Class S1	20,268	2,449
PIMCO All Asset Portfolio Advisor	9,140	50,346
PIMCO CommodityRealReturn Strat. Administrative Class	50,799	121,138
PIMCO Total Return Portfolio Advisor	11,504	688
Templeton Developing Markets VIP Fund - Class 2	39,509	133,941
Templeton Global Bond VIP Fund - Class 2	45,219	237,609
Templeton Growth VIP Fund - Class 2	227,277	330,095
Vanguard Balanced	29,581	7,657
Vanguard High Yield Bond	139,499	438,214
Vanguard International	87,750	370,516
Vanguard Mid-Cap Index	251,188	303,254
Vanguard Real Estate Index	13,739	79,668
Vanguard Total Bond Market Index	472,143	563,228
Vanguard Total Stock Market Index	197,640	681,940
Victory Pioneer Bond VCT Portfolio Class I1	71,707	199,138
Victory Pioneer Equity Income VCT Portfolio Class II1	461,981	384,807
Victory Pioneer Fund VCT Portfolio Class I1	6,406,940	4,609,659
Victory Pioneer High Yield VCT Portfolio Class II1	54,688	55,063
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	459,549	763,567
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	3,684,406	3,395,930
Victory Pioneer Strategic Income VCT Portfolio Class II1	149,203	443,255
Voya Global High Dividend Low Volatility Portfolio - Class S	58,047	31,158
VY JPMorgan Emerging Markets Equity Portfolio Initial	86,365	15,566
    1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

5.    CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units outstanding for the years or periods ended December 31, 2025, and 2024 were as follows:

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]
BNY Mellon Appreciation	611	(9,823)	(9,212)	1,040	(9,343)	(8,303)
BNY Mellon MidCap Stock	1,392	(17,303)	(15,911)	1,695	(16,669)	(14,974)
BNY Mellon Stock Index	2,529	(23,342)	(20,813)	2,238	(17,297)	(15,059)
BNY Mellon Sustainable U.S. Equity	956	(12,107)	(11,151)	2,321	(13,377)	(11,056)
BNY Mellon Technology Growth	605	(13,120)	(12,515)	818	(20,063)	(19,245)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]
Calvert SRI Balanced	125	(136)	(11)	233	(2,065)	(1,832)
Columbia Variable Portfolio - Acorn Fund[1]	—	(3)	(3)	—	(123)	(123)
CVT EAFE International Index Class F	192	(1,826)	(1,634)	1,493	(1,805)	(312)
CVT Investment Grade Bond Index Class I	3,181	(31,347)	(28,166)	4,816	(20,584)	(15,768)
CVT Nasdaq-100 Index Class I	1,040	(4,659)	(3,619)	2,793	(5,700)	(2,907)
CVT Russell 2000 Small Cap Index Class F	1,073	(3,122)	(2,049)	1,369	(2,570)	(1,201)
CVT S&P Midcap 400 Index Class F	287	(1,689)	(1,402)	511	(2,110)	(1,599)
DWS Capital Growth VIP B	—	—	—	1,204	(25,584)	(24,380)
DWS CROCI International VIP - Class A	308	(3,383)	(3,075)	498	(11,348)	(10,850)
DWS Global Income Builder VIP A	1,126	(8,772)	(7,646)	847	(13,245)	(12,398)
DWS Global Small Cap VIP B	—	—	—	27	(5,514)	(5,487)
DWS International Growth VIP B Share	—	—	—	37	(1,590)	(1,553)
DWS Small Cap Index A Share	—	(24)	(24)	—	(25)	(25)
Federated Hermes High Income Bond	287	(2,677)	(2,390)	246	(2,714)	(2,468)
Federated Hermes Managed Volatility II	54	(1,044)	(990)	54	(2,267)	(2,213)
Fidelity Asset Manager 50% Portfolio[1]	13	(507)	(494)	13	(901)	(888)
Fidelity Contrafund	3,635	(54,679)	(51,044)	7,479	(56,632)	(49,153)
Fidelity Equity-Income	779	(14,225)	(13,446)	2,693	(10,801)	(8,108)
Fidelity Freedom Funds 2010 II	—	(19,529)	(19,529)	—	(351)	(351)
Fidelity Freedom Funds 2015 II	—	(220)	(220)	—	(231)	(231)
Fidelity Freedom Funds 2020 II	1,398	(3,059)	(1,661)	3,033	(1,480)	1,553
Fidelity Freedom Funds 2025 II	503	(12,151)	(11,648)	2,182	(290)	1,892
Fidelity Freedom Funds 2030 II	8,445	(15,195)	(6,750)	1,401	(4,929)	(3,528)
Fidelity Freedom Income Fund II	1	(2,263)	(2,262)	1	(863)	(862)
Fidelity Government Money Market Portfolio - Initial Class	118,218	(123,221)	(5,003)	27	(1,101)	(1,074)
Fidelity Government Money Market Portfolio - Service Class II	28,835	(98,942)	(70,107)	137,850	(134,903)	2,947
Fidelity Growth	1,610	(51,437)	(49,827)	2,350	(38,639)	(36,289)
Fidelity Growth & Income	2,199	(13,198)	(10,999)	2,094	(14,426)	(12,332)
Fidelity Growth Opportunities	231	(6,592)	(6,361)	217	(15,104)	(14,887)
Fidelity Index 500	2	(58)	(56)	1	(635)	(634)
Fidelity Mid Cap II	1,453	(15,634)	(14,181)	468	(16,557)	(16,089)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]
Fidelity Overseas II	140	(2,838)	(2,698)	2,386	(2,784)	(398)
Franklin Allocation VIP Fund - Class 2	1,353	(1,188)	165	392	(1,739)	(1,347)
Franklin DynaTech VIP Fund - Class 2	15	(294)	(279)	565	(7,990)	(7,425)
Franklin Income VIP Fund - Class 2	1,506	(23,881)	(22,375)	2,828	(9,030)	(6,202)
Franklin Mutual Shares VIP Fund - Class 2	1,874	(10,214)	(8,340)	1,136	(14,280)	(13,144)
Franklin Small Cap Value VIP Fund - Class 2	2,051	(16,422)	(14,371)	1,837	(25,122)	(23,285)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	1,110	(10,142)	(9,032)	1,191	(19,649)	(18,458)
Franklin U.S. Government Securities VIP Fund - Class 2	6,331	(23,537)	(17,206)	7,960	(34,622)	(26,662)
Invesco American Franchise Fund I	557	(12,727)	(12,170)	782	(22,678)	(21,896)
Invesco American Franchise Fund II	821	(3,914)	(3,093)	341	(4,386)	(4,045)
Invesco Discovery Mid Cap Growth Fund I	—	(18)	(18)	—	(143)	(143)
Invesco Discovery Mid Cap Growth Fund II	306	(1,038)	(732)	1,247	(723)	524
Invesco EQV International Equity I	318	(2,060)	(1,742)	274	(1,016)	(742)
Invesco EQV International Equity II	5,566	(22,006)	(16,440)	4,375	(42,696)	(38,321)
Invesco Global Real Estate	1,153	(4,941)	(3,788)	918	(8,201)	(7,283)
Invesco Health Care	6	(599)	(593)	87	(366)	(279)
Invesco Small Cap Equity II	3,371	(2,063)	1,308	129	(2,134)	(2,005)
LVIP American Century Balanced Fund Standard Class II	3,680	(27,582)	(23,902)	2,294	(26,017)	(23,723)
LVIP American Century Inflation Protection Fund Service	3,819	(10,275)	(6,456)	7,016	(23,416)	(16,400)
LVIP American Century International Fund Standard Class II	4,205	(36,741)	(32,536)	3,001	(25,945)	(22,944)
LVIP American Century Large Company Value Fund Service	214	(4,640)	(4,426)	407	(814)	(407)
LVIP American Century Ultra Fund Service Class	312	(965)	(653)	258	(2,086)	(1,828)
LVIP American Century Ultra Fund Standard Class II	63	(497)	(434)	33	(1,098)	(1,065)
LVIP American Century Value Fund Standard Class II	1,182	(6,289)	(5,107)	859	(10,594)	(9,735)
LVIP JPMorgan Mid Cap Value Fund - Standard Class	1,546	(8,905)	(7,359)	991	(10,305)	(9,314)
LVIP JPMorgan U.S. Equity Fund - Standard Class	106	(5,152)	(5,046)	124	(4,407)	(4,283)
Morningstar Aggressive Growth ETF Asset Allocation Class I	—	(2)	(2)	—	(2)	(2)
Morningstar Aggressive Growth ETF Asset Allocation Class II	1,867	(2,922)	(1,055)	1,024	(9,152)	(8,128)
Morningstar Balanced ETF Asset Allocation Class I	—	(1,995)	(1,995)	58	(21,674)	(21,616)
Morningstar Balanced ETF Asset Allocation Class II	1,898	(14,719)	(12,821)	3,089	(15,350)	(12,261)
Morningstar Conservative ETF Asset Allocation Class I	6	(122)	(116)	13	(8,512)	(8,499)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]
Morningstar Conservative ETF Asset Allocation Class II	161	(2,964)	(2,803)	3,530	(1,234)	2,296
Morningstar Growth ETF Asset Allocation Class II	554	(15,688)	(15,134)	852	(1,101)	(249)
Morningstar Income & Growth ETF Asset Allocation Class I	—	(704)	(704)	—	(754)	(754)
Morningstar Income & Growth ETF Asset Allocation Class II	660	(11,757)	(11,097)	2,817	(511)	2,306
Neuberger Berman AMT Mid Cap Growth Class S	207	(585)	(378)	171	(1,590)	(1,419)
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	198	(21)	177	164	(16)	148
Neuberger Berman AMT Quality Equity Class S1	260	(8)	252	134	(466)	(332)
PIMCO All Asset Portfolio Advisor	66	(2,413)	(2,347)	157	(2,025)	(1,868)
PIMCO CommodityRealReturn Strat. Administrative Class	4,469	(13,498)	(9,029)	7,232	(15,934)	(8,702)
PIMCO Total Return Portfolio Advisor	912	(49)	863	4,041	(31,919)	(27,878)
Templeton Developing Markets VIP Fund - Class 2	743	(3,949)	(3,206)	834	(8,003)	(7,169)
Templeton Global Bond VIP Fund - Class 2	4,084	(15,746)	(11,662)	5,186	(23,458)	(18,272)
Templeton Growth VIP Fund - Class 2	1,641	(13,280)	(11,639)	2,385	(16,001)	(13,616)
Vanguard Balanced	—	(140)	(140)	628	(1,368)	(740)
Vanguard High Yield Bond	5,105	(22,241)	(17,136)	10,475	(385)	10,090
Vanguard International	2,165	(16,574)	(14,409)	3,223	(3,218)	5
Vanguard Mid-Cap Index	5,565	(8,294)	(2,729)	55	(945)	(890)
Vanguard Real Estate Index	382	(4,109)	(3,727)	247	(788)	(541)
Vanguard Total Bond Market Index	37,374	(42,617)	(5,243)	19,257	(1,497)	17,760
Vanguard Total Stock Market Index	1,807	(15,349)	(13,542)	12,988	(15,198)	(2,210)
Victory Pioneer Bond VCT Portfolio Class I1	397	(4,953)	(4,556)	434	(3,193)	(2,759)
Victory Pioneer Equity Income VCT Portfolio Class II1	1,168	(10,080)	(8,912)	3,486	(29,206)	(25,720)
Victory Pioneer Fund VCT Portfolio Class I1	579	(15,253)	(14,674)	642	(18,910)	(18,268)
Victory Pioneer High Yield VCT Portfolio Class II1	1,309	(2,520)	(1,211)	2,720	(5,216)	(2,496)
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	562	(10,879)	(10,317)	704	(12,228)	(11,524)
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	690	(15,653)	(14,963)	850	(30,311)	(29,461)
Victory Pioneer Strategic Income VCT Portfolio Class II1	4,443	(24,186)	(19,743)	8,981	(29,577)	(20,596)
Voya Global High Dividend Low Volatility Portfolio - Class S	10	(465)	(455)	14	(870)	(856)
VY JPMorgan Emerging Markets Equity Portfolio Initial	52	(283)	(231)	171	(3,595)	(3,424)

    1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2 Funds with no changes in units in either period were not included in the table above.

Symetra Separate Account C
Notes to Financial Statements

6.ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts of the Symetra Separate Account C, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2025.

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
BNY Mellon Appreciation
	2025	$44.742	to	$42.844	73,488	$3,277,692	0.37%	1.40%	to	1.60%	8.54%	to	8.33%
	2024	41.221	to	39.551	82,699	3,399,128	0.42	1.40	to	1.60	11.23	to	11.00
	2023	37.059	to	35.630	91,002	3,363,378	0.71	1.40	to	1.60	19.29	to	19.06
	2022	31.066	to	29.927	101,033	3,130,818	0.67	1.40	to	1.60	(19.20)	to	(19.36)
	2021	38.449	to	37.114	107,232	4,112,313	0.43	1.40	to	1.60	25.36	to	25.11
BNY Mellon MidCap Stock
	2025	45.889	to	43.942	114,184	5,158,402	0.69	1.40	to	1.60	8.54	to	8.32
	2024	42.279	to	40.566	130,095	5,421,189	0.84	1.40	to	1.60	11.04	to	10.82
	2023	38.075	to	36.606	145,069	5,447,782	0.81	1.40	to	1.60	16.67	to	16.44
	2022	32.634	to	31.438	159,622	5,134,671	0.74	1.40	to	1.60	(15.27)	to	(15.44)
	2021	38.515	to	37.178	176,077	6,675,148	0.64	1.40	to	1.60	24.13	to	23.89
BNY Mellon Stock Index
	2025	74.941	to	71.762	133,916	10,007,171	0.77	1.40	to	1.60	15.61	to	15.38
	2024	64.823	to	62.198	154,729	10,004,435	0.91	1.40	to	1.60	22.61	to	22.36
	2023	52.870	to	50.830	169,787	8,954,779	1.16	1.40	to	1.60	23.86	to	23.61
	2022	42.685	to	41.120	187,285	7,972,033	1.08	1.40	to	1.60	(19.65)	to	(19.82)
	2021	53.127	to	51.282	204,326	10,824,327	0.82	1.40	to	1.60	26.34	to	26.08
BNY Mellon Sustainable U.S. Equity
	2025	33.365	to	31.119	74,463	2,479,206	0.26	1.40	to	1.45	14.36	to	14.30
	2024	29.175	to	27.225	85,615	2,493,209	0.56	1.40	to	1.45	23.14	to	23.08
	2023	23.692	to	22.119	96,671	2,286,423	0.75	1.40	to	1.45	22.10	to	22.04
	2022	19.403	to	18.124	107,763	2,088,333	0.53	1.40	to	1.45	(23.94)	to	(23.98)
	2021	25.511	to	23.841	117,072	2,985,431	0.76	1.40	to	1.45	25.23	to	25.17
BNY Mellon Technology Growth
	2025	33.341	to	29.970	107,286	3,548,942	—	1.40	to	1.45	26.38	to	26.32
	2024	26.382	to	23.726	119,801	3,138,349	—	1.40	to	1.45	23.99	to	23.92
	2023	21.278	to	19.146	139,046	2,931,320	—	1.40	to	1.45	57.21	to	57.14
	2022	13.535	to	12.184	148,607	1,993,752	—	1.40	to	1.45	(47.13)	to	(47.16)
	2021	25.601	to	23.059	164,454	4,155,363	—	1.40	to	1.45	11.36	to	11.30
Calvert SRI Balanced
	2025	30.648	to	30.379	12,800	392,268	1.64	1.40	to	1.45	9.93	to	9.87
	2024	27.880	to	27.649	12,812	357,161	1.64	1.40	to	1.45	17.94	to	17.88
	2023	23.639	to	23.455	14,643	346,128	1.61	1.40	to	1.45	15.20	to	15.14
	2022	20.520	to	20.370	15,169	311,252	1.23	1.40	to	1.45	(16.59)	to	(16.63)
	2021	24.601	to	24.433	14,745	362,705	1.10	1.40	to	1.45	13.52	to	13.46

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Columbia Variable Portfolio - Acorn Fund[1]
	2025	$140.483	to	$140.483	110	$15,491	—%	1.40%	to	1.40%	3.02%	to	3.02%
	2024	136.370	to	136.370	113	15,464	—	1.40	to	1.40	12.58	to	12.58
	2023	121.129	to	121.129	236	28,639	—	1.40	to	1.40	20.05	to	20.05
	2022	100.900	to	100.900	418	42,179	—	1.40	to	1.40	(34.39)	to	(34.39)
	2021	153.782	to	153.782	445	68,374	0.74	1.40	to	1.40	7.39	to	7.39
Columbia VP Select Mid Cap Value Fund - Class 1[1]
	2025	45.256	to	45.256	—	—	—	1.25	to	1.25	12.77	to	12.77
	2024	40.133	to	40.133	—	—	—	1.25	to	1.25	11.13	to	11.13
	2023	36.112	to	36.112	—	—	—	1.25	to	1.25	8.93	to	8.93
	2022	33.151	to	33.151	205	6,786	—	1.25	to	1.25	(10.56)	to	(10.56)
	2021	37.064	to	37.064	205	7,586	—	1.25	to	1.25	30.69	to	30.69
CVT EAFE International Index Class F
	2025	14.836	to	14.706	27,861	410,426	2.55	1.40	to	1.45	28.82	to	28.76
	2024	11.517	to	11.421	29,495	337,449	2.69	1.40	to	1.45	1.51	to	1.46
	2023	11.346	to	11.257	29,807	336,039	3.43	1.40	to	1.45	15.91	to	15.84
	2022	9.789	to	9.718	17,711	172,621	3.27	1.40	to	1.45	(15.93)	to	(15.97)
	2021	11.644	to	11.565	21,411	248,475	1.47	1.40	to	1.45	9.12	to	9.06
CVT Investment Grade Bond Index Class I
	2025	12.662	to	12.551	137,138	1,731,698	2.97	1.40	to	1.45	5.41	to	5.36
	2024	12.012	to	11.912	165,304	1,981,122	2.77	1.40	to	1.45	(0.38)	to	(0.43)
	2023	12.058	to	11.964	181,072	2,178,904	2.77	1.40	to	1.45	4.01	to	3.96
	2022	11.593	to	11.508	158,897	1,841,828	2.58	1.40	to	1.45	(13.74)	to	(13.78)
	2021	13.440	to	13.348	178,819	2,402,666	2.24	1.40	to	1.45	(3.18)	to	(3.23)
CVT Nasdaq-100 Index Class I
	2025	111.040	to	110.064	31,217	3,463,219	0.27	1.40	to	1.45	18.72	to	18.66
	2024	93.530	to	92.754	34,836	3,255,655	0.32	1.40	to	1.45	23.46	to	23.39
	2023	75.760	to	75.169	37,743	2,856,481	0.32	1.40	to	1.45	52.26	to	52.19
	2022	49.756	to	49.393	51,774	2,574,332	0.18	1.40	to	1.45	(33.58)	to	(33.61)
	2021	74.911	to	74.401	55,138	4,127,912	0.27	1.40	to	1.45	25.11	to	25.05
CVT Russell 2000 Small Cap Index Class F
	2025	30.762	to	30.491	25,773	790,033	1.59	1.40	to	1.45	10.67	to	10.62
	2024	27.795	to	27.564	27,822	770,891	1.25	1.40	to	1.45	9.45	to	9.40
	2023	25.395	to	25.196	29,023	735,046	0.90	1.40	to	1.45	14.75	to	14.68
	2022	22.131	to	21.970	28,596	631,352	0.76	1.40	to	1.45	(21.77)	to	(21.81)
	2021	28.289	to	28.097	34,335	969,336	0.77	1.40	to	1.45	12.71	to	12.66
CVT S&P Midcap 400 Index Class F
	2025	36.227	to	35.908	18,932	682,852	1.11	1.40	to	1.45	5.44	to	5.38
	2024	34.359	to	34.074	20,335	695,929	1.17	1.40	to	1.45	11.71	to	11.66
	2023	30.757	to	30.517	21,934	672,400	1.16	1.40	to	1.45	14.28	to	14.23
	2022	26.913	to	26.716	24,889	668,111	0.90	1.40	to	1.45	(14.71)	to	(14.75)
	2021	31.554	to	31.339	27,791	875,155	0.84	1.40	to	1.45	22.45	to	22.38

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
DWS CROCI International VIP - Class A
	2025	$29.788	to	$13.877	46,073	$1,353,405	2.69%	1.40%	to	1.45%	42.90%	to	42.83%
	2024	20.846	to	9.716	49,148	1,009,119	3.41	1.40	to	1.45	1.02	to	0.97
	2023	20.636	to	9.623	59,998	1,221,608	3.30	1.40	to	1.45	17.30	to	17.24
	2022	17.593	to	8.208	65,295	1,134,673	3.22	1.40	to	1.45	(14.39)	to	(14.44)
	2021	20.550	to	9.593	71,979	1,450,055	2.51	1.40	to	1.45	7.72	to	7.67
DWS Global Income Builder VIP A
	2025	51.965	to	21.471	114,634	5,481,242	4.49	1.40	to	1.45	14.19	to	14.13
	2024	45.508	to	18.812	122,280	5,129,192	3.53	1.40	to	1.45	7.58	to	7.52
	2023	42.302	to	17.496	134,677	5,270,483	3.17	1.40	to	1.45	13.30	to	13.24
	2022	37.336	to	15.450	143,133	4,952,286	2.99	1.40	to	1.45	(16.16)	to	(16.20)
	2021	44.534	to	18.437	166,022	6,768,984	2.33	1.40	to	1.45	9.41	to	9.35
DWS Small Cap Index A Share
	2025	35.449	to	32.740	5,267	178,372	1.35	1.00	to	1.45	11.52	to	11.01
	2024	31.788	to	29.492	5,292	161,095	1.16	1.00	to	1.45	10.04	to	9.55
	2023	28.888	to	26.922	5,316	147,454	0.95	1.00	to	1.45	15.60	to	15.08
	2022	24.990	to	23.394	6,128	148,034	0.90	1.00	to	1.45	(21.42)	to	(21.78)
	2021	31.804	to	29.907	7,244	223,859	0.68	1.00	to	1.45	13.36	to	12.85
Federated Hermes High Income Bond
	2025	37.232	to	30.214	20,079	735,872	6.08	1.40	to	1.45	6.72	to	6.67
	2024	34.886	to	28.324	22,469	771,422	5.61	1.40	to	1.45	4.78	to	4.73
	2023	33.293	to	27.044	24,938	817,982	6.82	1.40	to	1.45	11.15	to	11.10
	2022	29.953	to	24.343	34,984	1,036,445	5.81	1.40	to	1.45	(13.00)	to	(13.05)
	2021	34.430	to	27.995	41,101	1,399,620	5.06	1.40	to	1.45	3.39	to	3.34
Federated Hermes Managed Volatility II
	2025	37.117	to	37.117	10,360	384,547	2.94	1.40	to	1.40	5.54	to	5.54
	2024	35.167	to	35.167	11,351	399,163	2.23	1.40	to	1.40	13.94	to	13.94
	2023	30.864	to	30.864	13,564	418,631	1.89	1.40	to	1.40	7.17	to	7.17
	2022	28.798	to	28.798	14,123	406,732	1.89	1.40	to	1.40	(14.95)	to	(14.95)
	2021	33.860	to	33.860	14,779	500,419	1.84	1.40	to	1.40	16.86	to	16.86
Fidelity Asset Manager 50% Portfolio[1]
	2025	31.474	to	31.474	2,408	75,798	2.19	1.40	to	1.40	13.39	to	13.39
	2024	27.758	to	27.758	2,902	80,564	2.37	1.40	to	1.40	6.98	to	6.98
	2023	25.947	to	25.947	3,790	98,341	2.39	1.40	to	1.40	11.38	to	11.38
	2022	23.296	to	23.296	3,789	88,276	2.10	1.40	to	1.40	(16.12)	to	(16.12)
	2021	27.772	to	27.772	3,787	105,170	1.57	1.40	to	1.40	8.39	to	8.39
Fidelity Contrafund
	2025	108.350	to	103.754	290,205	31,308,430	0.14	1.40	to	1.60	19.79	to	19.55
	2024	90.447	to	86.784	341,250	30,749,182	0.18	1.40	to	1.60	31.92	to	31.66
	2023	68.561	to	65.917	390,403	26,670,424	0.48	1.40	to	1.60	31.60	to	31.34
	2022	52.097	to	50.187	421,772	21,896,466	0.49	1.40	to	1.60	(27.34)	to	(27.48)
	2021	71.696	to	69.206	468,488	33,478,685	0.06	1.40	to	1.60	26.06	to	25.81

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Contrafund II1
	2025	$68.189	to	$68.189	—	$—	—%	1.25%	to	1.25%	19.69%	to	19.69%
	2024	56.971	to	56.971	—	—	—	1.25	to	1.25	31.78	to	31.78
	2023	43.231	to	43.231	—	—	—	1.25	to	1.25	31.47	to	31.47
	2022	32.883	to	32.883	213	7,016	0.27	1.25	to	1.25	(27.40)	to	(27.40)
	2021	45.294	to	45.294	213	9,661	0.03	1.25	to	1.25	25.93	to	25.93
Fidelity Equity-Income
	2025	54.419	to	52.110	68,570	3,727,897	1.70	1.40	to	1.60	17.37	to	17.13
	2024	46.367	to	44.489	82,016	3,799,268	1.71	1.40	to	1.60	13.74	to	13.51
	2023	40.767	to	39.194	90,124	3,670,753	1.84	1.40	to	1.60	9.11	to	8.90
	2022	37.362	to	35.992	101,487	3,786,035	1.84	1.40	to	1.60	(6.28)	to	(6.46)
	2021	39.864	to	38.479	108,006	4,297,368	1.87	1.40	to	1.60	23.16	to	22.91
Fidelity Freedom Funds 2010 II
	2025	18.519	to	18.519	8,001	148,165	1.24	1.40	to	1.40	8.72	to	8.72
	2024	17.033	to	17.033	27,530	468,916	3.38	1.40	to	1.40	3.68	to	3.68
	2023	16.428	to	16.428	27,881	458,026	3.37	1.40	to	1.40	7.57	to	7.57
	2022	15.272	to	15.272	37,400	571,172	1.94	1.40	to	1.40	(14.86)	to	(14.86)
	2021	17.937	to	17.937	37,776	677,603	0.82	1.40	to	1.40	4.13	to	4.13
Fidelity Freedom Funds 2015 II
	2025	20.081	to	20.081	5,074	101,890	2.81	1.40	to	1.40	10.11	to	10.11
	2024	18.238	to	18.238	5,294	96,558	3.04	1.40	to	1.40	4.73	to	4.73
	2023	17.415	to	17.415	5,525	96,220	3.12	1.40	to	1.40	9.11	to	9.11
	2022	15.961	to	15.961	7,623	121,667	1.79	1.40	to	1.40	(15.97)	to	(15.97)
	2021	18.995	to	18.995	17,410	330,706	0.84	1.40	to	1.40	5.90	to	5.90
Fidelity Freedom Funds 2020 II
	2025	21.383	to	21.195	18,332	391,695	2.49	1.40	to	1.45	11.42	to	11.37
	2024	19.191	to	19.031	19,993	383,433	2.77	1.40	to	1.45	5.90	to	5.85
	2023	18.121	to	17.979	18,440	334,128	3.21	1.40	to	1.45	10.67	to	10.61
	2022	16.374	to	16.255	33,842	552,382	1.82	1.40	to	1.45	(17.14)	to	(17.18)
	2021	19.760	to	19.626	46,782	922,601	0.85	1.40	to	1.45	7.74	to	7.69
Fidelity Freedom Funds 2025 II
	2025	23.598	to	23.390	29,042	685,044	2.31	1.40	to	1.45	12.65	to	12.59
	2024	20.948	to	20.775	40,690	850,287	2.35	1.40	to	1.45	6.77	to	6.72
	2023	19.620	to	19.467	38,798	759,585	2.68	1.40	to	1.45	11.75	to	11.70
	2022	17.557	to	17.428	42,370	742,504	1.95	1.40	to	1.45	(17.79)	to	(17.84)
	2021	21.357	to	21.212	52,176	1,112,782	0.86	1.40	to	1.45	9.01	to	8.96
Fidelity Freedom Funds 2030 II
	2025	24.873	to	24.654	68,205	1,696,476	2.11	1.40	to	1.45	13.56	to	13.50
	2024	21.902	to	21.721	74,954	1,641,675	1.99	1.40	to	1.45	7.61	to	7.56
	2023	20.353	to	20.194	78,482	1,597,361	2.27	1.40	to	1.45	12.87	to	12.82
	2022	18.032	to	17.900	80,322	1,448,386	1.79	1.40	to	1.45	(18.24)	to	(18.28)
	2021	22.054	to	21.904	98,627	2,175,154	0.87	1.40	to	1.45	10.51	to	10.46

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Freedom Funds 2050 II
	2025	$39.623	to	$39.623	952	$37,727	1.24%	1.25%	to	1.25%	18.01%	to	18.01%
	2024	33.575	to	33.575	952	31,969	1.09	1.25	to	1.25	12.13	to	12.13
	2023	29.942	to	29.942	952	28,510	1.28	1.25	to	1.25	17.72	to	17.72
	2022	25.436	to	25.436	952	24,221	1.43	1.25	to	1.25	(19.48)	to	(19.48)
	2021	31.590	to	31.590	952	30,081	0.71	1.25	to	1.25	16.05	to	16.05
Fidelity Freedom Income Fund II
	2025	15.113	to	14.980	4,594	69,014	2.39	1.40	to	1.45	7.79	to	7.73
	2024	14.021	to	13.905	6,856	95,741	3.41	1.40	to	1.45	2.74	to	2.70
	2023	13.647	to	13.540	7,718	104,892	4.02	1.40	to	1.45	6.16	to	6.10
	2022	12.855	to	12.761	8,225	105,337	2.04	1.40	to	1.45	(13.48)	to	(13.52)
	2021	14.858	to	14.756	10,560	156,441	0.71	1.40	to	1.45	1.60	to	1.54
Fidelity Government Money Market Portfolio - Initial Class
	2025	10.704	to	10.030	2,917	29,988	0.34	1.10	to	1.45	3.00	to	2.64
	2024	10.392	to	9.772	7,920	79,329	4.99	1.10	to	1.45	3.94	to	3.58
	2023	9.998	to	9.434	8,994	86,858	4.88	1.10	to	1.45	3.76	to	3.39
	2022	9.636	to	9.125	2,551	23,794	1.59	1.10	to	1.45	0.32	to	(0.02)
	2021	9.605	to	9.127	2,204	20,531	—	1.10	to	1.45	(1.08)	to	(1.43)
Fidelity Government Money Market Portfolio - Service Class II
	2025	9.817	to	9.994	526,720	5,487,019	3.80	1.25	to	1.60	2.57	to	2.22
	2024	9.571	to	9.777	596,827	6,069,759	4.73	1.25	to	1.60	3.53	to	3.17
	2023	9.245	to	9.477	593,880	5,841,672	4.55	1.25	to	1.60	3.34	to	2.98
	2022	8.946	to	9.203	506,678	4,830,204	1.21	1.25	to	1.60	0.01	to	(0.34)
	2021	8.945	to	9.234	565,152	5,394,672	0.01	1.25	to	1.60	(1.24)	to	(1.58)
Fidelity Growth
	2025	54.044	to	80.488	305,055	16,421,952	0.28	1.40	to	1.75	13.30	to	12.91
	2024	47.698	to	71.287	354,882	16,867,459	—	1.40	to	1.75	28.57	to	28.12
	2023	37.100	to	55.642	391,170	14,465,115	0.12	1.40	to	1.75	34.35	to	33.88
	2022	27.614	to	41.561	433,881	11,946,532	0.62	1.40	to	1.75	(25.51)	to	(25.76)
	2021	37.069	to	55.985	531,343	19,636,445	—	1.40	to	1.75	21.50	to	21.08
Fidelity Growth & Income
	2025	51.154	to	48.984	111,296	5,654,744	1.51	1.40	to	1.60	19.81	to	19.58
	2024	42.695	to	40.965	122,296	5,187,634	1.43	1.40	to	1.60	20.51	to	20.26
	2023	35.429	to	34.063	134,628	4,740,420	1.65	1.40	to	1.60	17.07	to	16.84
	2022	30.262	to	29.153	142,545	4,287,936	1.61	1.40	to	1.60	(6.27)	to	(6.46)
	2021	32.286	to	31.165	153,518	4,924,982	2.32	1.40	to	1.60	24.20	to	23.95
Fidelity Growth Opportunities
	2025	87.717	to	77.335	62,945	5,493,640	—	1.40	to	1.45	20.25	to	20.19
	2024	72.943	to	64.342	69,306	5,031,880	—	1.40	to	1.45	36.95	to	36.88
	2023	53.263	to	47.006	84,193	4,459,356	—	1.40	to	1.45	43.63	to	43.56
	2022	37.083	to	32.743	88,257	3,253,658	—	1.40	to	1.45	(39.01)	to	(39.04)
	2021	60.801	to	53.712	92,461	5,588,930	—	1.40	to	1.45	10.39	to	10.33

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Index 500
	2025	$51.184	to	$47.963	33,345	$1,666,084	1.17%	1.10%	to	1.45%	16.49%	to	16.08%
	2024	43.939	to	41.318	33,401	1,434,520	1.29	1.10	to	1.45	23.52	to	23.09
	2023	35.571	to	33.567	34,035	1,184,080	1.47	1.10	to	1.45	24.82	to	24.38
	2022	28.498	to	26.987	36,427	1,015,912	1.46	1.10	to	1.45	(19.11)	to	(19.39)
	2021	35.229	to	33.477	39,510	1,365,779	1.00	1.10	to	1.45	27.17	to	26.73
Fidelity Mid Cap II
	2025	50.011	to	47.985	61,916	3,092,088	0.23	1.40	to	1.60	9.94	to	9.72
	2024	45.490	to	43.734	76,097	3,456,486	0.33	1.40	to	1.60	15.54	to	15.30
	2023	39.372	to	37.929	92,186	3,624,262	0.38	1.40	to	1.60	13.21	to	12.98
	2022	34.778	to	33.570	98,207	3,410,499	0.25	1.40	to	1.60	(16.15)	to	(16.32)
	2021	41.475	to	40.115	114,468	4,740,785	0.36	1.40	to	1.60	23.57	to	23.32
Fidelity Overseas II
	2025	16.856	to	16.708	9,135	153,965	1.33	1.40	to	1.45	18.39	to	18.33
	2024	14.238	to	14.120	11,833	168,463	1.34	1.40	to	1.45	3.34	to	3.29
	2023	13.778	to	13.670	12,230	168,428	0.82	1.40	to	1.45	18.55	to	18.49
	2022	11.622	to	11.537	11,850	137,665	0.58	1.40	to	1.45	(25.72)	to	(25.76)
	2021	15.647	to	15.541	21,252	332,483	0.33	1.40	to	1.45	17.73	to	17.67
Franklin Allocation VIP Fund - Class 2
	2025	20.692	to	20.692	15,238	315,296	1.99	1.40	to	1.40	11.03	to	11.03
	2024	18.636	to	18.636	15,073	280,888	2.10	1.40	to	1.40	7.63	to	7.63
	2023	17.315	to	17.315	16,420	284,318	1.47	1.40	to	1.40	13.02	to	13.02
	2022	15.320	to	15.320	21,131	323,719	1.64	1.40	to	1.40	(17.17)	to	(17.17)
	2021	18.495	to	18.495	22,218	410,911	1.70	1.40	to	1.40	10.13	to	10.13
Franklin DynaTech VIP Fund - Class 2
	2025	60.373	to	58.529	7,425	448,199	—	1.40	to	1.55	16.49	to	16.32
	2024	51.826	to	50.318	7,704	399,195	—	1.40	to	1.55	28.62	to	28.43
	2023	40.293	to	39.180	15,129	609,550	—	1.40	to	1.55	41.78	to	41.57
	2022	28.419	to	27.675	15,223	432,590	—	1.40	to	1.55	(40.79)	to	(40.88)
	2021	47.998	to	46.812	16,355	784,974	—	1.40	to	1.55	14.53	to	14.36
Franklin Income VIP Fund - Class 2
	2025	26.474	to	25.381	90,735	2,399,552	5.36	1.40	to	1.60	10.99	to	10.77
	2024	23.852	to	22.913	113,110	2,693,335	5.23	1.40	to	1.60	5.70	to	5.49
	2023	22.565	to	21.720	119,312	2,688,010	5.08	1.40	to	1.60	7.12	to	6.91
	2022	21.065	to	20.317	130,321	2,741,385	4.95	1.40	to	1.60	(6.79)	to	(6.97)
	2021	22.599	to	21.840	147,718	3,334,673	4.74	1.40	to	1.60	15.13	to	14.91
Franklin Mutual Shares VIP Fund - Class 2
	2025	31.550	to	28.731	91,952	2,897,664	1.99	1.40	to	1.55	9.97	to	9.80
	2024	28.690	to	26.166	100,292	2,874,280	1.93	1.40	to	1.55	9.72	to	9.55
	2023	26.149	to	23.885	113,436	2,963,464	1.87	1.40	to	1.55	11.89	to	11.73
	2022	23.370	to	21.378	126,775	2,960,292	1.76	1.40	to	1.55	(8.71)	to	(8.86)
	2021	25.601	to	23.455	150,007	3,837,690	2.86	1.40	to	1.55	17.51	to	17.34

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin Small Cap Value VIP Fund - Class 2
	2025	$40.293	to	$38.660	72,989	$2,938,111	1.12%	1.40%	to	1.60%	6.16%	to	5.94%
	2024	37.956	to	36.491	87,360	3,312,179	0.94	1.40	to	1.60	10.15	to	9.92
	2023	34.460	to	33.197	110,645	3,809,407	0.53	1.40	to	1.60	11.18	to	10.96
	2022	30.994	to	29.918	123,329	3,819,076	1.01	1.40	to	1.60	(11.31)	to	(11.49)
	2021	34.948	to	33.801	140,586	4,909,084	1.01	1.40	to	1.60	23.62	to	23.37
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2025	28.782	to	40.674	88,918	2,554,828	—	1.40	to	1.55	1.09	to	0.94
	2024	28.471	to	40.296	97,950	2,784,047	—	1.40	to	1.55	9.48	to	9.32
	2023	26.005	to	36.861	116,409	3,024,939	—	1.40	to	1.55	24.98	to	24.80
	2022	20.807	to	29.537	128,528	2,672,460	—	1.40	to	1.55	(34.61)	to	(34.71)
	2021	31.821	to	45.240	136,949	4,354,289	—	1.40	to	1.55	8.49	to	8.32
Franklin U.S. Government Securities VIP Fund - Class 2
	2025	15.512	to	15.015	168,106	2,570,469	3.31	1.40	to	1.55	5.22	to	5.05
	2024	14.743	to	14.293	185,312	2,694,194	3.13	1.40	to	1.55	(0.05)	to	(0.20)
	2023	14.751	to	14.322	211,974	3,080,763	2.72	1.40	to	1.55	3.02	to	2.87
	2022	14.319	to	13.923	233,030	3,289,389	2.41	1.40	to	1.55	(11.00)	to	(11.14)
	2021	16.089	to	15.668	272,822	4,322,065	2.40	1.40	to	1.55	(3.19)	to	(3.34)
Invesco American Franchise Fund I
	2025	45.107	to	44.665	133,748	6,031,507	—	1.40	to	1.45	10.11	to	10.06
	2024	40.964	to	40.584	145,919	5,976,136	—	1.40	to	1.45	33.00	to	32.94
	2023	30.800	to	30.529	167,815	5,167,427	—	1.40	to	1.45	38.98	to	38.91
	2022	22.162	to	21.978	175,663	3,892,200	—	1.40	to	1.45	(32.07)	to	(32.10)
	2021	32.625	to	32.370	192,835	6,289,410	—	1.40	to	1.45	10.37	to	10.32
Invesco American Franchise Fund II1
	2025	53.179	to	52.632	11,074	588,690	—	1.40	to	1.45	9.84	to	9.78
	2024	48.415	to	47.941	14,167	685,706	—	1.40	to	1.45	32.68	to	32.61
	2023	36.490	to	36.151	18,213	664,426	—	1.40	to	1.45	38.65	to	38.58
	2022	26.318	to	26.086	23,292	612,867	—	1.40	to	1.45	(32.25)	to	(32.28)
	2021	38.846	to	38.523	23,994	931,861	—	1.40	to	1.45	10.10	to	10.04
Invesco Discovery Mid Cap Growth Fund I
	2025	57.274	to	56.629	2,978	170,488	—	1.40	to	1.45	3.33	to	3.28
	2024	55.427	to	54.829	2,996	165,985	—	1.40	to	1.45	22.50	to	22.43
	2023	45.248	to	44.783	3,139	141,964	—	1.40	to	1.45	11.58	to	11.53
	2022	40.551	to	40.154	3,303	133,885	—	1.40	to	1.45	(31.94)	to	(31.97)
	2021	59.582	to	59.028	3,324	198,017	—	1.40	to	1.45	17.44	to	17.38
Invesco Discovery Mid Cap Growth Fund II
	2025	31.882	to	30.644	8,463	269,660	—	1.40	to	1.60	3.08	to	2.88
	2024	30.929	to	29.787	9,195	284,211	—	1.40	to	1.60	22.19	to	21.94
	2023	25.312	to	24.427	8,672	219,341	—	1.40	to	1.60	11.29	to	11.07
	2022	22.745	to	21.993	8,387	190,619	—	1.40	to	1.60	(32.09)	to	(32.22)
	2021	33.492	to	32.450	8,204	274,567	—	1.40	to	1.60	17.14	to	16.91

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Invesco EQV International Equity I
	2025	$42.418	to	$30.900	8,324	$352,367	1.40%	1.40%	to	1.55%	14.88%	to	14.71%
	2024	36.924	to	26.938	10,067	371,066	1.73	1.40	to	1.55	(0.79)	to	(0.94)
	2023	37.217	to	27.193	10,809	401,628	0.19	1.40	to	1.55	16.51	to	16.33
	2022	31.944	to	23.375	13,727	434,999	1.64	1.40	to	1.55	(19.44)	to	(19.56)
	2021	39.652	to	29.060	14,671	576,840	1.25	1.40	to	1.55	4.42	to	4.26
Invesco EQV International Equity II
	2025	20.603	to	19.224	147,286	3,032,983	1.17	1.40	to	1.75	14.61	to	14.22
	2024	17.976	to	16.831	163,726	2,941,638	1.43	1.40	to	1.75	(1.06)	to	(1.41)
	2023	18.168	to	17.071	202,048	3,669,047	—	1.40	to	1.75	16.23	to	15.83
	2022	15.631	to	14.738	232,265	3,628,904	1.37	1.40	to	1.75	(19.63)	to	(19.92)
	2021	19.450	to	18.404	263,655	5,126,024	1.03	1.40	to	1.75	4.14	to	3.78
Invesco Global Real Estate
	2025	35.354	to	22.217	36,309	1,273,891	1.99	1.40	to	1.75	6.35	to	5.98
	2024	33.243	to	20.963	40,097	1,323,322	2.46	1.40	to	1.75	(3.17)	to	(3.52)
	2023	34.332	to	21.727	47,380	1,615,517	1.48	1.40	to	1.75	7.53	to	7.16
	2022	31.927	to	20.275	50,567	1,601,452	2.88	1.40	to	1.75	(25.98)	to	(26.24)
	2021	43.131	to	27.486	53,225	2,276,000	2.64	1.40	to	1.75	23.96	to	23.53
Invesco Health Care
	2025	47.174	to	46.642	5,074	239,131	—	1.40	to	1.45	13.72	to	13.67
	2024	41.481	to	41.034	5,666	234,847	—	1.40	to	1.45	2.71	to	2.66
	2023	40.386	to	39.970	5,946	239,839	—	1.40	to	1.45	1.59	to	1.54
	2022	39.752	to	39.363	6,066	240,844	—	1.40	to	1.45	(14.52)	to	(14.56)
	2021	46.505	to	46.072	6,773	314,367	0.20	1.40	to	1.45	10.74	to	10.68
Invesco Small Cap Equity II
	2025	31.259	to	30.984	8,541	266,966	—	1.40	to	1.45	6.34	to	6.28
	2024	29.396	to	29.152	7,233	212,614	—	1.40	to	1.45	16.20	to	16.14
	2023	25.297	to	25.100	9,237	233,675	—	1.40	to	1.45	14.65	to	14.59
	2022	22.065	to	21.904	9,753	215,216	—	1.40	to	1.45	(21.83)	to	(21.87)
	2021	28.228	to	28.036	10,396	293,475	—	1.40	to	1.45	18.43	to	18.37
LVIP American Century Balanced Fund Standard Class II
	2025	34.324	to	32.868	186,490	6,223,362	1.83	1.40	to	1.60	8.09	to	7.88
	2024	31.755	to	30.468	210,392	6,506,302	1.98	1.40	to	1.60	10.50	to	10.28
	2023	28.738	to	27.629	234,115	6,559,353	1.91	1.40	to	1.60	14.80	to	14.56
	2022	25.034	to	24.117	269,784	6,599,294	1.21	1.40	to	1.60	(18.41)	to	(18.58)
	2021	30.684	to	29.619	278,483	8,327,011	0.72	1.40	to	1.60	14.16	to	13.93
LVIP American Century Inflation Protection Fund Service
	2025	13.647	to	13.230	100,847	1,374,725	7.19	1.40	to	1.55	4.86	to	4.69
	2024	13.015	to	12.637	107,303	1,395,175	3.53	1.40	to	1.55	0.12	to	(0.02)
	2023	12.999	to	12.640	123,704	1,606,418	3.28	1.40	to	1.55	1.96	to	1.81
	2022	12.749	to	12.415	147,912	1,883,910	4.94	1.40	to	1.55	(14.28)	to	(14.41)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
LVIP American Century Inflation Protection Fund Service (Continue)
	2021	$14.873	to	$14.506	166,237	$2,469,777	3.06%	1.40%	to	1.55%	4.79%	to	4.64%
LVIP American Century International Fund Standard Class II
	2025	20.118	to	19.265	185,223	3,685,166	1.15	1.40	to	1.60	14.37	to	14.15
	2024	17.590	to	16.877	217,759	3,773,285	1.62	1.40	to	1.60	1.17	to	0.96
	2023	17.386	to	16.716	240,703	4,125,494	1.41	1.40	to	1.60	11.01	to	10.79
	2022	15.662	to	15.088	259,475	4,010,112	1.50	1.40	to	1.60	(25.80)	to	(25.95)
	2021	21.108	to	20.375	313,522	6,535,364	0.16	1.40	to	1.60	7.24	to	7.03
LVIP American Century Large Company Value Fund Service
	2025	32.867	to	31.535	10,941	359,308	1.20	1.40	to	1.60	13.63	to	13.40
	2024	28.925	to	27.809	15,367	443,769	2.44	1.40	to	1.60	8.97	to	8.76
	2023	26.543	to	25.570	15,774	418,056	2.45	1.40	to	1.60	2.34	to	2.13
	2022	25.937	to	25.036	17,311	448,393	1.93	1.40	to	1.60	(1.84)	to	(2.03)
	2021	26.422	to	25.556	16,858	444,812	1.27	1.40	to	1.60	19.84	to	19.60
LVIP American Century Ultra Fund Service Class
	2025	75.330	to	74.626	5,397	405,859	—	1.40	to	1.45	11.11	to	11.05
	2024	67.799	to	67.199	6,051	409,568	—	1.40	to	1.45	26.82	to	26.76
	2023	53.460	to	53.013	7,878	420,644	—	1.40	to	1.45	41.28	to	41.21
	2022	37.839	to	37.541	10,147	383,596	—	1.40	to	1.45	(33.40)	to	(33.43)
	2021	56.815	to	56.396	13,521	766,521	—	1.40	to	1.45	21.29	to	21.22
LVIP American Century Ultra Fund Standard Class II
	2025	94.512	to	72.295	4,788	451,066	—	1.40	to	1.75	11.27	to	10.89
	2024	84.936	to	65.198	5,223	442,212	—	1.40	to	1.75	27.00	to	26.55
	2023	66.880	to	51.519	6,288	418,960	—	1.40	to	1.75	41.52	to	41.03
	2022	47.258	to	36.531	7,253	341,400	—	1.40	to	1.75	(33.31)	to	(33.55)
	2021	70.867	to	54.973	7,534	531,822	—	1.40	to	1.75	21.45	to	21.02
LVIP American Century Value Fund Standard Class II
	2025	48.009	to	47.445	43,758	2,096,838	1.57	1.40	to	1.45	14.41	to	14.35
	2024	41.963	to	41.490	48,865	2,047,110	2.82	1.40	to	1.45	7.95	to	7.90
	2023	38.872	to	38.453	58,600	2,274,943	2.37	1.40	to	1.45	7.59	to	7.53
	2022	36.131	to	35.760	63,617	2,295,688	2.06	1.40	to	1.45	(0.85)	to	(0.90)
	2021	36.442	to	36.086	77,079	2,804,988	1.73	1.40	to	1.45	22.78	to	22.72
LVIP JPMorgan Mid Cap Value Fund - Standard Class
	2025	63.132	to	60.454	59,828	3,732,616	1.08	1.40	to	1.60	3.26	to	3.05
	2024	61.139	to	58.663	67,187	4,063,851	1.19	1.40	to	1.60	12.69	to	12.46
	2023	54.255	to	52.162	76,501	4,109,973	3.13	1.40	to	1.60	9.37	to	9.16
	2022	49.605	to	47.786	83,186	4,087,660	0.96	1.40	to	1.60	(9.43)	to	(9.61)
	2021	54.771	to	52.869	89,141	4,837,312	0.90	1.40	to	1.60	28.08	to	27.83

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
LVIP JPMorgan U.S. Equity Fund - Standard Class
	2025	$50.513	to	$48.432	58,173	$2,898,347	0.45%	1.40%	to	1.45%	12.95%	to	12.89%
	2024	44.722	to	42.902	63,219	2,788,334	0.51	1.40	to	1.45	22.25	to	22.19
	2023	36.582	to	35.110	67,502	2,436,550	1.57	1.40	to	1.45	25.40	to	25.33
	2022	29.172	to	28.013	69,757	2,008,294	0.53	1.40	to	1.45	(19.82)	to	(19.86)
	2021	36.385	to	34.956	74,472	2,673,140	0.78	1.40	to	1.45	27.55	to	27.48
Morningstar Aggressive Growth ETF Asset Allocation Class I
	2025	26.418	to	25.219	7,753	199,991	1.39	1.20	to	1.45	18.89	to	18.59
	2024	22.220	to	21.265	7,754	168,460	1.51	1.20	to	1.45	13.47	to	13.19
	2023	19.582	to	18.787	7,756	148,694	1.85	1.20	to	1.45	15.71	to	15.42
	2022	16.924	to	16.277	8,050	133,520	1.75	1.20	to	1.45	(13.96)	to	(14.17)
	2021	19.669	to	18.965	8,223	158,714	1.31	1.20	to	1.45	17.18	to	16.89
Morningstar Aggressive Growth ETF Asset Allocation Class II
	2025	26.402	to	26.402	48,706	1,285,923	1.14	1.40	to	1.40	18.34	to	18.34
	2024	22.311	to	22.311	49,762	1,110,251	1.23	1.40	to	1.40	12.97	to	12.97
	2023	19.749	to	19.749	57,889	1,143,263	1.60	1.40	to	1.40	15.26	to	15.26
	2022	17.135	to	17.135	69,019	1,182,644	1.51	1.40	to	1.40	(14.38)	to	(14.38)
	2021	20.012	to	20.012	69,022	1,381,293	1.01	1.40	to	1.40	16.69	to	16.69
Morningstar Balanced ETF Asset Allocation Class I
	2025	21.454	to	20.481	16,849	354,739	2.19	1.20	to	1.45	13.70	to	13.42
	2024	18.869	to	18.058	18,844	348,964	0.99	1.20	to	1.45	9.18	to	8.90
	2023	17.283	to	16.582	40,459	693,572	2.33	1.20	to	1.45	11.77	to	11.49
	2022	15.463	to	14.873	40,465	620,941	2.03	1.20	to	1.45	(13.65)	to	(13.86)
	2021	17.907	to	17.266	40,741	724,260	1.59	1.20	to	1.45	9.68	to	9.40
Morningstar Balanced ETF Asset Allocation Class II
	2025	20.310	to	20.131	135,637	2,754,491	1.83	1.40	to	1.45	13.22	to	13.17
	2024	17.938	to	17.789	148,458	2,662,836	1.75	1.40	to	1.45	8.63	to	8.58
	2023	16.513	to	16.384	160,719	2,653,294	1.88	1.40	to	1.45	11.26	to	11.20
	2022	14.842	to	14.734	185,910	2,758,378	1.65	1.40	to	1.45	(14.09)	to	(14.14)
	2021	17.277	to	17.160	199,028	3,437,217	1.26	1.40	to	1.45	9.25	to	9.20
Morningstar Conservative ETF Asset Allocation Class I
	2025	15.375	to	14.407	50,786	768,511	2.93	1.10	to	1.45	7.93	to	7.55
	2024	14.246	to	13.396	50,902	714,285	2.37	1.10	to	1.45	4.35	to	3.98
	2023	13.652	to	12.883	59,401	797,299	2.59	1.10	to	1.45	7.02	to	6.65
	2022	12.757	to	12.080	59,677	749,440	1.77	1.10	to	1.45	(12.58)	to	(12.89)
	2021	14.593	to	13.867	43,951	628,586	1.55	1.10	to	1.45	1.40	to	1.03
Morningstar Conservative ETF Asset Allocation Class II
	2025	13.374	to	13.256	9,011	120,227	2.30	1.40	to	1.45	7.31	to	7.26
	2024	12.463	to	12.359	11,814	146,982	2.35	1.40	to	1.45	3.82	to	3.76
	2023	12.004	to	11.911	9,517	114,249	1.98	1.40	to	1.45	6.34	to	6.30
	2022	11.288	to	11.205	12,721	143,594	1.30	1.40	to	1.45	(13.04)	to	(13.09)
	2021	12.981	to	12.892	17,736	230,079	1.30	1.40	to	1.45	0.85	to	0.81

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Morningstar Growth ETF Asset Allocation Class I
	2025	$24.528	to	$23.415	5,394	$128,675	1.71%	1.20%	to	1.45%	16.74%	to	16.45%
	2024	21.010	to	20.107	5,394	110,386	1.71	1.20	to	1.45	11.53	to	11.25
	2023	18.838	to	18.074	5,394	99,128	2.03	1.20	to	1.45	14.23	to	13.95
	2022	16.491	to	15.862	5,482	88,315	1.85	1.20	to	1.45	(14.00)	to	(14.21)
	2021	19.176	to	18.490	5,487	102,933	1.37	1.20	to	1.45	13.72	to	13.44
Morningstar Growth ETF Asset Allocation Class II
	2025	23.941	to	23.730	87,373	2,091,796	1.36	1.40	to	1.45	16.27	to	16.22
	2024	20.590	to	20.419	102,507	2,110,645	1.51	1.40	to	1.45	11.09	to	11.04
	2023	18.534	to	18.389	102,756	1,904,461	1.70	1.40	to	1.45	13.67	to	13.61
	2022	16.305	to	16.186	120,735	1,968,562	1.50	1.40	to	1.45	(14.45)	to	(14.50)
	2021	19.060	to	18.930	141,128	2,689,931	1.16	1.40	to	1.45	13.28	to	13.23
Morningstar Income & Growth ETF Asset Allocation Class I
	2025	18.071	to	17.251	3,045	53,520	2.51	1.20	to	1.45	10.60	to	10.32
	2024	16.339	to	15.637	3,750	59,674	2.51	1.20	to	1.45	6.90	to	6.64
	2023	15.284	to	14.664	4,504	67,150	2.36	1.20	to	1.45	9.66	to	9.39
	2022	13.937	to	13.405	5,483	74,651	2.05	1.20	to	1.45	(13.36)	to	(13.57)
	2021	16.086	to	15.510	6,310	99,302	1.67	1.20	to	1.45	5.39	to	5.12
Morningstar Income & Growth ETF Asset Allocation Class II
	2025	16.635	to	16.489	29,543	491,018	2.20	1.40	to	1.45	10.15	to	10.10
	2024	15.102	to	14.977	40,640	613,381	2.34	1.40	to	1.45	6.46	to	6.40
	2023	14.186	to	14.076	38,335	543,710	2.14	1.40	to	1.45	9.06	to	9.01
	2022	13.007	to	12.912	38,272	497,674	1.63	1.40	to	1.45	(13.76)	to	(13.80)
	2021	15.082	to	14.979	42,413	639,150	1.35	1.40	to	1.45	4.99	to	4.93
Neuberger Berman AMT Mid Cap Growth Class S
	2025	36.843	to	36.519	10,582	389,853	—	1.40	to	1.45	3.77	to	3.72
	2024	35.504	to	35.210	10,961	389,141	—	1.40	to	1.45	22.03	to	21.97
	2023	29.095	to	28.868	12,380	360,184	—	1.40	to	1.45	16.33	to	16.27
	2022	25.011	to	24.828	12,350	308,889	—	1.40	to	1.45	(29.82)	to	(29.85)
	2021	35.636	to	35.393	14,421	513,901	—	1.40	to	1.45	11.16	to	11.10
Neuberger Berman AMT Mid Cap Intrinsic Value Class S
	2025	25.437	to	25.213	1,177	29,935	—	1.40	to	1.45	9.80	to	9.74
	2024	23.167	to	22.975	999	23,156	0.28	1.40	to	1.45	7.15	to	7.09
	2023	21.622	to	21.453	851	18,398	0.46	1.40	to	1.45	9.15	to	9.10
	2022	19.809	to	19.664	1,185	23,479	0.16	1.40	to	1.45	(11.20)	to	(11.24)
	2021	22.307	to	22.155	1,209	26,978	0.24	1.40	to	1.45	30.67	to	30.61
Neuberger Berman AMT Quality Equity Class S1
	2025	43.588	to	43.204	4,086	178,041	—	1.40	to	1.45	11.86	to	11.80
	2024	38.967	to	38.644	3,834	149,335	—	1.40	to	1.45	23.77	to	23.70
	2023	31.484	to	31.239	4,166	131,120	0.08	1.40	to	1.45	24.81	to	24.75
	2022	25.225	to	25.041	4,068	102,560	0.12	1.40	to	1.45	(19.78)	to	(19.82)
	2021	31.446	to	31.231	5,353	168,281	0.17	1.40	to	1.45	21.45	to	21.39

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
PIMCO All Asset Portfolio Advisor
	2025	$18.809	to	$20.960	8,377	$174,845	4.41%	1.25%	to	1.40%	12.78%	to	12.60%
	2024	16.678	to	18.614	10,724	198,949	6.28	1.25	to	1.40	2.28	to	2.13
	2023	16.306	to	18.226	12,591	228,839	2.82	1.25	to	1.40	6.68	to	6.52
	2022	15.285	to	17.111	13,317	227,236	7.43	1.25	to	1.40	(12.97)	to	(13.09)
	2021	17.562	to	19.688	16,549	325,091	10.76	1.25	to	1.40	14.60	to	14.43
PIMCO CommodityRealReturn Strat. Administrative Class
	2025	9.286	to	9.002	80,875	750,511	2.84	1.40	to	1.55	17.14	to	16.97
	2024	7.927	to	7.696	89,903	712,246	2.19	1.40	to	1.55	2.71	to	2.54
	2023	7.718	to	7.505	98,606	760,648	16.33	1.40	to	1.55	(9.14)	to	(9.26)
	2022	8.494	to	8.271	106,914	907,549	21.97	1.40	to	1.55	7.11	to	6.94
	2021	7.930	to	7.734	139,449	1,105,302	4.19	1.40	to	1.55	31.49	to	31.29
PIMCO Total Return Portfolio Advisor
	2025	12.792	to	12.792	947	12,120	3.97	1.25	to	1.25	7.43	to	7.43
	2024	11.907	to	11.907	85	1,007	3.92	1.25	to	1.25	1.16	to	1.16
	2023	11.771	to	11.771	27,962	329,152	3.47	1.25	to	1.25	4.51	to	4.51
	2022	11.263	to	11.263	102,127	1,150,230	2.60	1.25	to	1.25	(15.45)	to	(15.45)
	2021	13.321	to	13.321	20,950	279,065	1.71	1.25	to	1.25	(2.59)	to	(2.59)
Templeton Developing Markets VIP Fund - Class 2
	2025	37.355	to	33.081	33,236	1,242,651	0.54	1.40	to	1.55	44.24	to	44.02
	2024	25.898	to	22.969	36,442	944,739	3.91	1.40	to	1.55	6.16	to	6.00
	2023	24.395	to	21.668	43,611	1,065,185	2.06	1.40	to	1.55	11.06	to	10.89
	2022	21.965	to	19.540	47,235	1,038,729	2.66	1.40	to	1.55	(23.07)	to	(23.18)
	2021	28.551	to	25.436	51,717	1,479,549	0.88	1.40	to	1.55	(7.05)	to	(7.19)
Templeton Global Bond VIP Fund - Class 2
	2025	14.892	to	13.852	97,670	1,449,824	—	1.40	to	1.75	14.12	to	13.72
	2024	13.049	to	12.181	109,332	1,422,598	—	1.40	to	1.75	(12.61)	to	(12.92)
	2023	14.932	to	13.988	127,604	1,899,729	—	1.40	to	1.75	1.45	to	1.11
	2022	14.718	to	13.835	140,528	2,062,850	—	1.40	to	1.75	(6.27)	to	(6.60)
	2021	15.702	to	14.812	152,839	2,394,001	—	1.40	to	1.75	(6.31)	to	(6.64)
Templeton Growth VIP Fund - Class 2
	2025	25.730	to	23.621	98,214	2,526,070	0.89	1.40	to	1.55	22.11	to	21.92
	2024	21.072	to	19.374	109,853	2,314,016	0.96	1.40	to	1.55	3.93	to	3.77
	2023	20.275	to	18.670	123,469	2,502,547	3.38	1.40	to	1.55	19.33	to	19.16
	2022	16.990	to	15.668	135,992	2,309,918	0.16	1.40	to	1.55	(12.73)	to	(12.86)
	2021	19.469	to	17.981	151,538	2,949,599	1.13	1.40	to	1.55	3.41	to	3.26
Vanguard Balanced
	2025	34.765	to	34.872	8,489	287,746	2.10	1.10	to	1.50	15.19	to	14.73
	2024	30.181	to	30.395	8,629	254,310	2.13	1.10	to	1.50	13.54	to	13.09
	2023	26.582	to	26.878	9,369	242,845	2.05	1.10	to	1.50	13.08	to	12.63
	2022	23.507	to	23.864	9,776	224,407	1.82	1.10	to	1.50	(15.24)	to	(15.58)
	2021	27.733	to	28.267	10,124	274,949	1.46	1.10	to	1.50	17.71	to	17.24

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard High Yield Bond
	2025	$21.971	to	$20.383	25,285	$532,384	6.56%	1.10%	to	1.50%	7.99%	to	7.56%
	2024	20.345	to	18.951	42,421	819,014	5.45	1.10	to	1.50	5.28	to	4.86
	2023	19.325	to	18.073	32,331	597,924	5.37	1.10	to	1.50	10.45	to	10.01
	2022	17.497	to	16.429	19,319	329,280	3.00	1.10	to	1.50	(10.35)	to	(10.71)
	2021	19.517	to	18.399	79,863	1,484,932	3.86	1.10	to	1.50	2.54	to	2.13
Vanguard International
	2025	25.402	to	29.170	25,005	615,464	0.54	1.00	to	1.50	18.77	to	18.18
	2024	21.387	to	24.682	39,414	826,154	1.11	1.00	to	1.50	7.92	to	7.38
	2023	19.817	to	22.985	39,408	765,517	1.51	1.00	to	1.50	13.51	to	12.95
	2022	17.458	to	20.350	44,927	770,456	1.32	1.00	to	1.50	(30.82)	to	(31.16)
	2021	25.234	to	29.561	48,871	1,212,369	0.29	1.00	to	1.50	(2.52)	to	(3.01)
Vanguard Mid-Cap Index
	2025	37.731	to	48.850	22,516	812,351	1.13	1.00	to	1.50	10.43	to	9.88
	2024	34.167	to	44.457	25,244	825,926	1.38	1.00	to	1.50	13.92	to	13.35
	2023	29.991	to	39.220	26,134	751,851	1.43	1.00	to	1.50	14.68	to	14.11
	2022	26.152	to	34.370	28,277	711,435	1.18	1.00	to	1.50	(19.63)	to	(20.03)
	2021	32.538	to	42.978	38,805	1,222,498	1.06	1.00	to	1.50	23.12	to	22.51
Vanguard Real Estate Index
	2025	19.769	to	29.280	8,203	154,872	1.90	1.00	to	1.50	2.09	to	1.57
	2024	19.365	to	28.826	11,929	223,784	3.09	1.00	to	1.50	3.69	to	3.17
	2023	18.675	to	27.939	12,470	225,318	2.42	1.00	to	1.50	10.59	to	10.04
	2022	16.887	to	25.390	12,583	205,523	1.94	1.00	to	1.50	(27.03)	to	(27.39)
	2021	23.142	to	34.969	15,434	346,854	1.73	1.00	to	1.50	38.82	to	38.12
Vanguard Total Bond Market Index
	2025	14.636	to	11.645	109,115	1,337,455	2.88	1.00	to	1.50	5.87	to	5.35
	2024	13.824	to	11.054	114,358	1,388,606	2.51	1.00	to	1.50	0.22	to	(0.27)
	2023	13.793	to	11.084	96,598	1,186,646	2.58	1.00	to	1.50	4.53	to	4.01
	2022	13.195	to	10.657	54,088	694,130	2.13	1.00	to	1.50	(14.07)	to	(14.50)
	2021	15.356	to	12.465	63,576	949,137	1.82	1.00	to	1.50	(2.70)	to	(3.18)
Vanguard Total Stock Market Index
	2025	49.282	to	61.542	42,107	2,030,805	0.89	1.00	to	1.50	15.77	to	15.19
	2024	42.569	to	53.425	55,649	2,331,212	1.01	1.00	to	1.50	22.48	to	21.86
	2023	34.757	to	43.840	57,859	1,974,628	1.13	1.00	to	1.50	24.70	to	24.08
	2022	27.872	to	35.332	69,103	1,895,012	1.37	1.00	to	1.50	(20.39)	to	(20.79)
	2021	35.011	to	44.603	84,317	2,908,387	1.22	1.00	to	1.50	24.39	to	23.77
Victory Pioneer Bond VCT Portfolio Class I1
	2025	44.590	to	21.647	30,985	1,315,536	4.51	1.40	to	1.45	7.65	to	7.60
	2024	41.420	to	20.118	35,542	1,384,549	4.50	1.40	to	1.45	1.72	to	1.67
	2023	40.718	to	19.787	38,300	1,470,033	3.94	1.40	to	1.45	5.47	to	5.42
	2022	38.605	to	18.769	41,087	1,500,887	2.42	1.40	to	1.45	(15.39)	to	(15.44)
	2021	45.628	to	22.195	46,855	1,953,351	2.21	1.40	to	1.45	(1.02)	to	(1.07)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Victory Pioneer Equity Income VCT Portfolio Class II1
	2025	$37.750	to	$36.191	68,853	$2,598,772	1.97%	1.40%	to	1.60%	9.59%	to	9.37%
	2024	34.447	to	33.091	77,765	2,678,365	1.90	1.40	to	1.60	9.42	to	9.20
	2023	31.481	to	30.303	103,485	3,257,428	1.65	1.40	to	1.60	5.69	to	5.48
	2022	29.787	to	28.729	123,194	3,669,161	1.52	1.40	to	1.60	(9.22)	to	(9.40)
	2021	32.812	to	31.710	147,694	4,845,571	1.21	1.40	to	1.60	23.59	to	23.34
Victory Pioneer Fund VCT Portfolio Class I1
	2025	303.170	to	47.205	167,114	49,327,978	0.45	1.40	to	1.45	21.64	to	21.58
	2024	249.231	to	38.825	181,788	44,133,636	0.71	1.40	to	1.45	20.94	to	20.88
	2023	206.077	to	32.119	200,056	40,253,044	0.87	1.40	to	1.45	27.14	to	27.08
	2022	162.083	to	25.275	216,755	34,363,200	0.64	1.40	to	1.45	(20.61)	to	(20.65)
	2021	204.167	to	31.853	235,776	47,147,541	0.32	1.40	to	1.45	26.20	to	26.14
Victory Pioneer High Yield VCT Portfolio Class II1
	2025	21.284	to	20.622	26,660	567,205	5.76	1.40	to	1.55	6.42	to	6.26
	2024	20.000	to	19.407	27,871	557,198	5.53	1.40	to	1.55	6.99	to	6.83
	2023	18.693	to	18.166	30,367	567,410	5.32	1.40	to	1.55	9.46	to	9.29
	2022	17.078	to	16.622	53,469	910,709	4.82	1.40	to	1.55	(12.67)	to	(12.80)
	2021	19.556	to	19.061	64,782	1,262,575	4.88	1.40	to	1.55	3.98	to	3.82
Victory Pioneer Mid Cap Value VCT Portfolio Class I1
	2025	72.315	to	28.432	60,190	4,340,120	2.08	1.40	to	1.45	9.64	to	9.59
	2024	65.958	to	25.945	70,507	4,639,059	1.90	1.40	to	1.45	9.39	to	9.33
	2023	60.298	to	23.731	82,031	4,935,934	2.00	1.40	to	1.45	10.90	to	10.84
	2022	54.373	to	21.410	92,960	5,045,119	2.09	1.40	to	1.45	(6.95)	to	(6.99)
	2021	58.434	to	23.020	97,208	5,652,538	0.96	1.40	to	1.45	27.87	to	27.80
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1
	2025	211.245	to	49.188	172,670	35,366,158	—	1.40	to	1.45	18.80	to	18.74
	2024	177.812	to	41.424	187,634	32,403,869	—	1.40	to	1.45	22.20	to	22.14
	2023	145.508	to	33.915	217,094	30,695,360	—	1.40	to	1.45	17.13	to	17.07
	2022	124.233	to	28.971	233,177	28,144,504	—	1.40	to	1.45	(32.02)	to	(32.05)
	2021	182.740	to	42.636	255,066	45,246,375	—	1.40	to	1.45	6.57	to	6.51
Victory Pioneer Strategic Income VCT Portfolio Class II1
	2025	18.478	to	17.903	96,810	1,783,211	4.40	1.40	to	1.55	9.31	to	9.15
	2024	16.904	to	16.402	116,554	1,963,136	4.04	1.40	to	1.55	2.44	to	2.28
	2023	16.502	to	16.037	137,150	2,256,052	3.61	1.40	to	1.55	6.55	to	6.40
	2022	15.487	to	15.072	174,106	2,687,174	2.89	1.40	to	1.55	(14.05)	to	(14.18)
	2021	18.018	to	17.563	186,718	3,353,807	3.04	1.40	to	1.55	0.31	to	0.17
Voya Global High Dividend Low Volatility Portfolio - Class S
	2025	57.266	to	48.540	7,321	418,911	2.07	1.40	to	1.45	17.08	to	17.02
	2024	48.912	to	41.480	7,777	380,056	2.50	1.40	to	1.45	11.10	to	11.05
	2023	44.024	to	37.353	8,633	378,575	2.71	1.40	to	1.45	4.95	to	4.90
	2022	41.947	to	35.608	9,907	414,078	2.48	1.40	to	1.45	(6.43)	to	(6.48)
	2021	44.829	to	38.074	10,754	479,145	2.29	1.40	to	1.45	18.89	to	18.83

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2025	41.221	to	41.221	9,987	411,694	0.98	1.40	to	1.40	37.13	to	37.13
	2024	30.060	to	30.060	10,218	307,138	1.11	1.40	to	1.40	0.72	to	0.72
	2023	29.846	to	29.846	13,642	407,160	1.95	1.40	to	1.40	5.33	to	5.33
	2022	28.336	to	28.336	14,430	408,911	—	1.40	to	1.40	(26.92)	to	(26.92)
	2021	38.776	to	38.776	15,535	602,409	—	1.40	to	1.40	(11.10)	to	(11.10)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days' average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Separate Account C
Notes to Financial Statements

7.SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 22, 2026, the date which the Separate Account’s financial statements were available to be issued.

Symetra Life Insurance Company
Financial Statements – Statutory Basis
December 31, 2025
With Independent Auditors' Report

SYMETRA LIFE INSURANCE COMPANY
FINANCIAL STATEMENTS – STATUTORY BASIS

Table of Contents

Independent Auditors' Report ................................................................................................................................................	3

Financial Statements
Balance Sheets – Statutory Basis ......................................................................................................................................	5
Statements of Operations – Statutory Basis ....................................................................................................................	6
Statements of Changes in Capital and Surplus – Statutory Basis ................................................................................	7
Statements of Cash Flow – Statutory Basis .....................................................................................................................	8
Notes to Financial Statements – Statutory Basis ............................................................................................................	9
KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Independent Auditors’ Report
The Board of Directors and Stockholder
Symetra Life Insurance Company:
Opinions
We have audited the financial statements of Symetra Life Insurance Company (the Company), which comprise the balance sheets - statutory basis as of December 31, 2025 and 2024, and the related statements of operations - statutory basis, changes in capital and surplus - statutory basis, and cash flow - statutory basis for each of the years in the three years ended December 31, 2025, and the related notes to the financial statements - statutory basis (collectively, financial statements).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three years ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division, Department of
Insurance and Financial Services described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S.
Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of
December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three years ended December 31, 2025.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of
America (GAAS). Our responsibilities under those standards are further described in the Auditors’
Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Iowa Insurance Division, Department of Insurance and
Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles.
Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonable determinable, are presumed to be material and pervasive.
KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division, Department of Insurance and
Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.
Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:
●Exercise professional judgment and maintain professional skepticism throughout the audit.
●Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
●Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
/s/ KPMG LLP
Columbus, Ohio
April 10, 2026
2
SYMETRA LIFE INSURANCE COMPANY
BALANCE SHEETS – STATUTORY BASIS
(In millions, except share and per share data)

	As of December 31,
	2025	2024
ADMITTED ASSETS
Bonds .......................................................................................................................................................	$37,829.0	$33,803.1
Preferred stocks .....................................................................................................................................	216.2	110.7
Common stocks ......................................................................................................................................	989.9	807.5
Mortgage loans .......................................................................................................................................	10,040.1	8,900.6
Cash, cash equivalents, and short-term investments ......................................................................	2,423.6	1,641.6
Derivatives ..............................................................................................................................................	437.2	405.0
Other invested assets ...........................................................................................................................	1,175.9	1,100.4
Total cash and invested assets ...............................................................................................................	53,111.9	46,768.9
Accrued investment income .................................................................................................................	413.8	362.1
Deferred and uncollected premiums (net of loading of $(0.6) and $0.3) ......................................	(1,803.7)	(1,500.2)
Deferred tax assets, net ........................................................................................................................	222.9	201.2
Current federal income taxes recoverable .........................................................................................	—	23.8
Reinsurance recoverables and other receivables ............................................................................	2,223.1	1,695.0
Separate account assets ......................................................................................................................	11,134.2	9,685.7
Total admitted assets ...............................................................................................................................	$65,302.2	$57,236.5
LIABILITIES AND CAPITAL AND SURPLUS
Life and annuity reserves ...................................................................................................................	$40,949.9	$36,575.9
Accident and health reserves ............................................................................................................	696.9	291.2
Policy and contract claims .................................................................................................................	343.0	148.4
Liability for deposit-type contracts ....................................................................................................	5,034.9	4,602.9
Unearned premiums and annuity considerations ..........................................................................	10.7	8.2
Total policy and contract liabilities .......................................................................................................	47,035.4	41,626.6
Cash collateral held ...............................................................................................................................	1,068.5	692.1
Asset valuation reserve .........................................................................................................................	775.9	687.1
Interest maintenance reserve ..............................................................................................................	57.4	68.7
Funds held under coinsurance agreements ......................................................................................	1,702.5	1,486.7
Other liabilities ........................................................................................................................................	1,094.4	908.3
Separate account liabilities ...................................................................................................................	10,857.0	9,384.1
Total liabilities ............................................................................................................................................	62,591.1	54,853.6
Commitments and contingencies (Note 14)
Capital and surplus
Common stock, $250 par value, 20,000 shares authorized, issued and outstanding ................	5.0	5.0
Gross paid-in and contributed surplus ................................................................................................	1,489.0	1,089.0
Surplus notes ..........................................................................................................................................	497.2	—
Unassigned funds ..................................................................................................................................	719.9	1,288.9
Total capital and surplus ..........................................................................................................................	2,711.1	2,382.9
Total liabilities and capital and surplus ..................................................................................................	$65,302.2	$57,236.5
See accompanying notes.
6
SYMETRA LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS – STATUTORY BASIS
(In millions)

	For the Year Ended December 31,
	2025	2024	2023
Premiums and other revenues:
Premiums and annuity considerations .....................................................................................	$4,402.1	$3,925.0	$3,528.4
Net investment income ...............................................................................................................	2,415.9	2,192.4	1,757.2
Amortization of interest maintenance reserve ........................................................................	(2.5)	1.2	21.6
Separate account fees and other ............................................................................................	217.9	237.5	131.6
Commissions and expense allowances on reinsurance ceded, net ...................................	538.3	647.6	438.2
Reserve adjustment on reinsurance ceded ............................................................................	4,511.5	4,682.1	4,458.6
Other income ................................................................................................................................	49.3	41.2	40.0
Total premiums and other revenues ............................................................................................	12,132.5	11,727.0	10,375.6
Benefits:
Death benefits ..............................................................................................................................	398.2	325.2	326.2
Annuity benefits ...........................................................................................................................	342.3	343.2	337.1
Surrender and maturity benefits ................................................................................................	4,020.6	5,534.4	5,785.0
Accident and health and other benefits ...................................................................................	713.3	584.6	546.4
Increase in policy reserves ........................................................................................................	4,196.6	2,564.7	2,010.4
Total benefits ...................................................................................................................................	9,671.0	9,352.1	9,005.1
Insurance expenses and other deductions:
Commissions ................................................................................................................................	685.1	615.5	510.5
General insurance expenses .....................................................................................................	815.4	727.3	637.0
Net transfers to (from) separate accounts ...............................................................................	794.2	872.0	137.2
Total insurance expenses and other deductions .......................................................................	2,294.7	2,214.8	1,284.7
Gain (loss) from operations before federal income taxes and net realized capital gains (losses) ............................................................................................................................................	166.8	160.1	85.8
Federal income tax expense (benefit) ......................................................................................	2.5	81.6	96.7
Gain (loss) from operations before net realized capital gains (losses) .................................	164.3	78.5	(10.9)
Net realized capital gains (losses) (net of federal income taxes and transfer to interest maintenance reserve) ....................................................................................................................	83.5	104.7	102.5
Net income (loss) ..............................................................................................................................	$247.8	$183.2	$91.6
See accompanying notes.
7
SYMETRA LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
(In millions)

	Common Stock	Gross Paid-In and Contributed Surplus	Surplus Notes	Unassigned Funds	Total Capital and Surplus
Balances as of January 1, 2023 ...............................................	$5.0	$1,089.0	$—	$1,402.4	$2,496.4
Net income (loss) .....................................................................	—	—	—	91.6	91.6
Change in net unrealized capital gains (losses), including foreign exchange .....................................................	—	—	—	51.6	51.6
Change in net deferred income taxes ...................................	—	—	—	61.3	61.3
Change in nonadmitted assets ..............................................	—	—	—	(59.7)	(59.7)
Change in liability for unauthorized reinsurance .................	—	—	—	70.8	70.8
Change in reserve on account of change in valuation basis ...........................................................................................	—	—	—	(9.1)	(9.1)
Change in asset valuation reserve ........................................	—	—	—	(228.9)	(228.9)
Change in surplus in separate accounts ..............................	—	—	—	2.0	2.0
Dividends to Parent .................................................................	—	—	—	(207.0)	(207.0)
Balances as of December 31, 2023 .........................................	5.0	1,089.0	—	1,175.0	2,269.0
Correction of prior period errors ............................................	—	—	—	(9.9)	(9.9)
Balances as of January 1, 2024 ..............................................	5.0	1,089.0	—	1,165.1	2,259.1
Net income (loss) .....................................................................	—	—	—	183.2	183.2
Change in net unrealized capital gains (losses), including foreign exchange .....................................................	—	—	—	28.3	28.3
Change in net deferred income taxes ...................................	—	—	—	54.3	54.3
Change in nonadmitted assets ..............................................	—	—	—	(23.6)	(23.6)
Change in liability for unauthorized reinsurance .................	—	—	—	(1.3)	(1.3)
Change in reserve on account of change in valuation basis ...........................................................................................	—	—	—	(22.6)	(22.6)
Change in asset valuation reserve ........................................	—	—	—	(95.5)	(95.5)
Change in surplus in separate accounts ..............................	—	—	—	1.0	1.0
Balances as of December 31, 2024 .........................................	5.0	1,089.0	—	1,288.9	2,382.9
Correction of prior period errors ............................................	—	—	—	(45.1)	(45.1)
Balances as of January 1, 2025 ...............................................	5.0	1,089.0	—	1,243.8	2,337.8
Net income (loss) .....................................................................	—	—	—	247.8	247.8
Change in net unrealized capital gains (losses), including foreign exchange .....................................................	—	—	—	21.9	21.9
Change in net deferred income taxes ...................................	—	—	—	134.6	134.6
Change in nonadmitted assets ..............................................	—	—	—	(829.7)	(829.7)
Change in liability for unauthorized reinsurance .................	—	—	—	1.3	1.3
Change in reserve on account of change in valuation basis ...........................................................................................	—	—	—	(23.3)	(23.3)
Change in asset valuation reserve ........................................	—	—	—	(88.8)	(88.8)
Change in surplus in separate accounts ..............................	—	—	—	12.3	12.3
Change in surplus notes .........................................................	—	—	497.2	—	497.2
Capital contribution from Parent ............................................	—	400.0	—	—	400.0
Balances as of December 31, 2025 .........................................	$5.0	$1,489.0	$497.2	$719.9	$2,711.1
See accompanying notes.
8
SYMETRA LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOW – STATUTORY BASIS
(In millions)

	For the Year Ended December 31,
	2025	2024	2023
Cash flows from operating activities
Premiums and annuity considerations collected ....................................................................	$4,639.8	$4,430.5	$3,666.5
Net investment income received ...............................................................................................	2,209.7	2,097.0	1,805.0
Commissions and expense allowance on reinsurance ceded .............................................	536.1	505.7	434.9
Other income ................................................................................................................................	(96.2)	(843.2)	216.2
Net transfers (to) from separate accounts ...............................................................................	(747.6)	(944.2)	(152.8)
Benefits and loss-related payments .........................................................................................	(313.6)	(2,038.0)	(2,586.9)
Commissions, other expenses, and taxes paid ......................................................................	(1,440.6)	(392.8)	(1,162.3)
Commissions and expense allowance on reinsurance assumed ........................................	(18.0)	—	—
Federal income taxes received (paid) ......................................................................................	17.9	(91.5)	(88.5)
Net cash provided by (used in) operating activities ..................................................................	4,787.5	2,723.5	2,132.1
Cash flows from investing activities
Proceeds from investments sold, matured, or repaid:
Bonds .........................................................................................................................................	9,930.0	9,418.5	7,880.7
Mortgage loans .........................................................................................................................	949.4	720.2	548.7
Other invested assets ..............................................................................................................	1,716.5	1,498.9	760.3
Cost of investments acquired:
Bonds .........................................................................................................................................	(14,053.1)	(11,330.8)	(9,030.4)
Mortgage loans .........................................................................................................................	(2,088.8)	(1,770.6)	(1,274.2)
Other invested assets ..............................................................................................................	(1,619.0)	(1,458.6)	(697.6)
Other, net ......................................................................................................................................	(25.6)	(60.3)	(34.5)
Net cash provided by (used in) investing activities ...................................................................	(5,190.6)	(2,982.7)	(1,847.0)
Cash flows from financing activities
Capital contribution from Parent ...............................................................................................	400.0	—	—
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities ......	425.9	340.0	(1.3)
Net receipts from (transfers to) Parent, subsidiaries, and affiliates ....................................	16.4	(1.9)	(1.7)
Dividends to Parent .....................................................................................................................	—	—	(207.0)
Proceeds from issuance of surplus notes, net of discount ...................................................	497.2	—	—
Other, net ......................................................................................................................................	(154.4)	(696.2)	1,225.2
Net cash provided by (used in) financing activities ...................................................................	1,185.1	(358.1)	1,015.2
Net increase (decrease) in cash ..................................................................................................	782.0	(617.3)	1,300.3
Cash, cash equivalents, and short-term investments, beginning of year ................................	1,641.6	2,258.9	958.6
Cash, cash equivalents, and short-term investments, end of year ...........................................	$2,423.6	$1,641.6	$2,258.9

Supplemental disclosures of cash flow information
Non-cash transactions during the year:
Bonds and stock exchanges ........................................................................................................	$406.6	$299.7	$90.8
Amortization of option costs under Iowa Administrative Code 191-97 ..................................	153.0	105.6	62.1
Mortgage loans – refinances ........................................................................................................	132.7	132.5	23.2
Investment expense on funds withheld ......................................................................................	28.3	27.4	25.2
Present value of future commitments related to tax credits ....................................................	20.7	83.3	34.1
Amortization of nonadmitted goodwill .........................................................................................	17.5	—	—
Initial transactions related to new reinsurance agreements ....................................................	—	369.8	—
See accompanying notes.
9
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
1. Description of Business
Symetra Life Insurance Company (the Company) is a stock life insurance company domiciled in the state of Iowa, and a wholly-
owned subsidiary of Symetra Financial Corporation (the Parent), a Delaware Corporation. The Company has three wholly-owned subsidiaries: Symetra National Life Insurance Company, First Symetra National Life Insurance Company of New York, and
Symetra Reinsurance Corporation (SRC). The Company's parent is a wholly-owned subsidiary of Sumitomo Life Insurance
Company, a mutual company (sougo kaisha) organized under the laws of Japan.
The Company offers products and services that serve the retirement, employment-based benefits, and life insurance markets.
These products and services are marketed through financial institutions, broker-dealers, financial professionals, independent agents, and benefits consultants in 49 states and the District of Columbia. The Company’s principal product lines include:

Retirement	Benefits	Individual Life
Fixed Annuities:	Disability income (DI) insurance:	Traditional and term* life insurance
Fixed deferred annuities (DA) (1)	Short-term disability (STD)	Universal life (UL) insurance:
Single premium immediate annuities without life contingencies (non-life contingent SPIA)	Long-term disability (LTD)	Indexed universal life (IUL) insurance
	Other health:	UL with secondary guarantees
Indexed annuities:	Medical stop-loss insurance	Institutional life:
Fixed indexed annuities (FIA)	Group voluntary benefits	Bank-owned life insurance (BOLI)
Registered index-linked annuities (RILA)	Absence management	Company-owned life insurance (COLI)
Single premium immediate annuities with life contingencies (life-contingent SPIA)	Paid family and medical leave	Variable universal life (VUL) insurance

________________
*Group policies are also applicable to this product group and offered through the Benefits division.
(1)Includes a small amount of variable annuity products.
The Company also services a block of in-force income annuities that has been fully reinsured since 2018 and includes all of the
Company's structured settlement annuities. Refer to Note 7 for further discussion.
2. Summary of Significant Accounting Policies
Basis of Presentation and Use of Estimates
The financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the
Iowa Insurance Division, Department of Insurance and Financial Services (the Department). Companies domiciled in the state of
Iowa prepare their statutory-basis financial statements in accordance with the National Association of Insurance
Commissioners’ (NAIC) Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the
Department.
The preparation of financial statements in conformity with NAIC statutory accounting principles (SAP) requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates include those used to determine the following:
•valuation of investments carried at fair value;
•valuation of policy and contract liabilities;
•the identification and measurement of other-than-temporary impairments (OTTI) of investments; and
•the admissibility of deferred tax assets (DTAs).
The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates. Such estimates and assumptions could change in the future as more information becomes available, which could impact the amounts reported and disclosed herein.
Certain reclassifications have been made to prior year financial information to conform to the current period presentation.
Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S.
generally accepted accounting principles (GAAP). The descriptions of the Company’s significant accounting policies below include the significant variances from GAAP. The effects of the foregoing variances from GAAP to the accompanying statutory-
basis financial statements are not reasonably determinable, but are presumed to be material. The Company's GAAP-basis
10
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
financial results are also affected by the application of PGAAP, which results in further differences between GAAP and statutory-
basis accounting.
Dearborn Acquisition
In 2025, the Company acquired Dearborn Life Insurance Company’s (Dearborn) life and disability (L&D) business (the Dearborn
Acquisition) through a 100% coinsurance reinsurance transaction and entered into a product distribution arrangement with
Dearborn’s parent company, Health Care Service Corporation (HCSC), a Mutual Legal Reserve Company. Under the agreement, described in Note 7, the Company assumed Dearborn's group life, DI, and traditional and term insurance in-force blocks. The acquisition was accounted for under the acquisition method of accounting (purchase accounting, or PGAAP) for GAAP, but for statutory accounting, the Company has applied the corresponding permitted practice discussed below. Subsequent to October 1,
2025, the financial results from Dearborn's L&D business have been included in the Company's balance sheets and statements of operations.
At inception, the Company received an initial settlement comprised of $46.6 of assets acquired and $664.7 of liabilities assumed.
The Company recorded $700.0 of nonadmitted goodwill which will be amortized into the statement of operations over 10 years due to the permitted practice described below. The assumed policy reserves related to the acquisition are disclosed in Note 8 and Note 9.
Prescribed Practices
Under Iowa Bulletin 06-01, the Department allows insurance companies to record the change in the fair value of derivative instruments used to economically hedge indexed products in income, consistent with how the change in indexed product reserves is recorded. The Company uses this election for its IUL and RILA products. This election has no net impact on surplus.
Under Iowa Administrative Code (IAC) 191-97, the Department allows companies to account for eligible derivative assets using the amortized cost method if the company can demonstrate that they meet the criteria for an economic hedge. Furthermore, IAC
191-97 also prescribes the use of a reserve calculation methodology for indexed annuity products that only reflects credited interest on reserves at the conclusion of the index term based on actual index performance. The Company uses this election for its FIA products.
The state of Iowa has adopted a prescribed accounting practice that differs from that found in the SAP related to the admission of a variable funding note as capital and surplus. SRC is entitled to admit as an asset the value of a variable funding note associated with a reinsurance agreement with the Company. There was no impact to net income. If SRC had not used this prescribed practice, the result would not have triggered a regulatory event at the Company. SRC's statutory surplus under the prescribed practice from the state of Iowa was $46.9 and $43.3 as of December 31, 2025 and 2024, respectively. SRC's statutory deficit would have been $28.7 and $31.5 as of December 31, 2025 and 2024, respectively, under SAP.
Permitted Practices
Under Iowa Bulletin 07-06, the Department allows insurance companies with approval from the commissioner to use other than market value for assets held in a separate account where general account guarantees are present. The Company, with explicit permission from the Department, is permitted to account for the separate account assets related to its BOLI and RILA business at other than market value. The assets of the BOLI and RILA separate accounts primarily include bonds, derivatives, and commercial mortgage loans that are accounted for in accordance with the guidance otherwise applicable to these assets.
Therefore, there is no impact to net income or surplus.
The Company has received explicit permission from the Department to record equity-type and certain derivative financial instruments held in segregated portfolios through income rather than surplus. These instruments are held in segregated portfolios supporting investments for ceded reinsurance transactions, including structured settlement annuities in connection with the 2018 Income Annuities Inforce Reinsurance Transaction and FIA and DA blocks ceded to Symetra Bermuda Re Ltd. (SBR)
described in Note 7. The change in the fair value of these assets is settled with the reinsurers quarterly in accordance with the reinsurance agreements.
The Company has received explicit permission from the Department to apply goodwill accounting from the Statement of
Statutory Accounting Principles (SSAP) 68, Business Combinations, to the Dearborn Acquisition. The Company recognized
$700.0 of goodwill instead of an expense. The goodwill will be amortized into expense over 10 years and is nonadmitted.
11
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The impacts of the prescribed and permitted practices described above are summarized as follows:

	For the Year Ended December 31,
	2025	2024	2023
Net income (loss) – Iowa basis ......................................................................................................	$247.8	$183.2	$91.6
State prescribed practices:
Iowa Bulletin 06-01 ......................................................................................................................	(14.9)	(6.8)	(36.6)
IAC 191-97 – options ..................................................................................................................	31.8	36.1	13.2
IAC 191-97 – reserves ................................................................................................................	(71.7)	(50.4)	(250.5)
State permitted practices:
Dearborn Acquisition – goodwill ................................................................................................	(682.5)	—	—
Equity-type investments and certain derivatives ....................................................................	(25.3)	(32.4)	(34.3)
Net income (loss) – NAIC basis ......................................................................................................	$(514.8)	$129.7	$(216.6)

	As of December 31,
	2025	2024
Statutory surplus – Iowa basis ...................................................................................................................................	$2,711.1	$2,382.9
State prescribed practices:
Variable funding note ..............................................................................................................................................	(75.6)	(74.8)
IAC 191-97 – options ..............................................................................................................................................	205.2	173.3
IAC 191-97 – reserves ...........................................................................................................................................	(292.4)	(220.7)
Statutory surplus – NAIC basis ...................................................................................................................................	$2,548.3	$2,260.7
Recognition of Premiums and Annuity Considerations
Premiums for UL policies and annuity considerations with mortality and morbidity risk are recognized as revenue when received.
Premiums for traditional individual life policies are recognized annually on the policy anniversary, consistent with the statutory reserving process. Amounts received under deposit-type contracts with no life contingencies, including certain group annuity contracts, are recorded as liabilities when received.
Premiums for DI, medical stop-loss, and other health policies are recognized when due. Certain types of these policies have retrospective rating features that require premium to be paid or refunded based on claims experience. The Company records its estimate for retrospective premiums in accordance with the terms of each contract as an adjustment to earned premium. The following table presents the amount of net premiums subject to retrospective rating features, and its percentage of total net premiums written on the Company's accident and health contracts:

	For the Year Ended December 31,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
Net premiums subject to retrospective rating features ................................................	$119.8	17.6%	$105.1	17.7%	$90.3	17.0%
Approximately 29% of 2025 premiums were from DA and FIA, 27% were from RILA, 17% were from UL, and 17% were from group life and DI. No other products represented more than 10% of premiums. Two financial institution distributors accounted for approximately 45% of the Company’s total DA, FIA, and RILA sales for the year ended December 31, 2025. DA and FIA sales represent premiums on new policies, net of first year policy lapses and/or surrenders.
Under GAAP, revenue recognition is dependent upon the type of product and its corresponding accounting treatment. The
Company’s employment-based benefits policies, which primarily include medical stop-loss and group life and DI, are short-
duration contracts. Premiums from these products are recognized as revenue when earned over the life of the policy.
Policyholder claims are expensed as incurred. Traditional and term life insurance and certain SPIA products are classified and accounted for as long-duration insurance contracts. Traditional and term life premiums are recognized as revenue and considered earned when due. For life-contingent SPIA products, a portion of the premiums are deferred at contract inception and are recognized as revenue over the life of the contract through amortization.
Under GAAP, for UL, institutional life, and investment-type products, deposits are credited to policyholder account balances when received and reflected as liabilities, rather than as premium revenue. Revenues from these contracts consist of net investment income earned on policyholders' account balances and amounts assessed for cost of insurance, policy administration, surrender
12
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
charges, and other fees. These assessments are recorded in policy fees, contract charges, and other on the consolidated statements of income (loss). Expenses charged to operations for these products include interest credited and claims in excess of related policyholder account balances. These amounts are expensed as incurred.
Under GAAP, revenue from variable annuities and VUL products include fees for mortality and expense risk, policy administration, and surrender charges. These fees are charged to policyholders’ accounts based upon the daily net assets of the policyholders’ account values and are recognized as revenue in policy fees, contract charges, and other on the consolidated statements of income (loss) when assessed.
Policy Acquisition Costs
The costs of acquiring and renewing policies are expensed when incurred.
Under GAAP, the Company defers costs that are directly related to the successful acquisition or renewal of insurance contracts, referred to as deferred policy acquisition costs (DAC). These primarily include commissions, distribution costs directly related to sales, third-party underwriting costs, and the portion of salaries and benefits directly related to processing successful new and renewal contracts. The Company's life insurance products, such as UL and traditional and term life insurance products, are grouped by product and issue year and are amortized at a constant rate over the initial face amount of life insurance in-force.
The Company's investment-type products, such as DA and indexed annuities, and life-contingent income annuities are grouped by product, issue year, and presence of a guaranteed lifetime withdrawal benefit (GLWB) rider. These products are amortized at a constant rate based on policy count. The Company amortizes acquisition costs for non-life contingent SPIA using a constant yield approach. The Company's short duration contracts, such as group life and DI, have renewal commissions resulting in new
DAC capitalization in the years following initial capitalization and is amortized over the estimated life of the underlying contracts.
Additionally, in conjunction with any acquisition or merger, the Company records an asset that represents the right to receive future gross profits from cash flows and earnings of the Company's existing business, or value of business acquired (VOBA). The
Company amortizes VOBA in the same manner as policy acquisition costs.
Investments
Bonds, Preferred Stocks, and Common Stocks
Bonds
Beginning in 2025, the Company adopted revisions to SSAP No. 26, Bonds, and SSAP No. 43, Loan-Backed and Structured
Securities in connection with the adoption of Statutory Ref No. 2019-21, referred to as the principles-based bond definition
(PBBD), and discussed further below in Accounting Pronouncements Newly Adopted. After the adoption, the Company's bonds were further delineated into two categories: issuer credit obligations (ICOs) and asset-backed securities (ABS). Prior to the adoption of the PBBD in 2025, ABS were referred to as loan-backed and structured securities, whereas ICOs were referred to as bonds that were neither loan-backed nor structured securities. There was no change in the underlying accounting treatment of these bond categories when comparing 2025 to 2024, only changes to the naming and categorization.
An ICO is issued by an operating entity with the repayment supported primarily by the general creditworthiness of the operating entity, consisting of direct or indirect recourse. ICOs are carried at amortized cost, using the constant effective yield method of amortization. ICOs also include Securities Valuation Office (SVO) identified bond exchange traded funds (ETFs).
An ABS is a bond issued by an entity created for the primary purpose of raising debt capital backed by financial assets or cash generating non-financial assets owned by the ABS issuer, whereby repayment is primarily derived from the cash flows associated with the underlying defined collateral rather than the cash flows of an operating entity. Types of ABS include, but are not limited to, commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), collateralized bond obligations (CBOs), and collateralized debt obligations (CDOs). ABS are carried at amortized cost, and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Prepayment assumptions are based on current interest rates and the economic environment.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and estimated future payments. Under the retrospective adjustment method, the net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security.
The Company elects to apply the retrospective adjustment methodology to specific ABS that are reported with NAIC designations that are of high credit quality at the time of acquisition. For all other ABS, the effective yield is adjusted prospectively for any changes in estimated cash flows. The Company includes any resulting adjustment in net investment income in the current period.
Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. All bonds in or near default, which have a NAIC designation of 6, are carried at the lower of amortized cost or fair value.
13
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
For those bonds reported at fair value, the related changes in net unrealized capital gains (losses) are recorded in unassigned funds, net of related deferred income taxes.
The Company reports interest and dividends earned, including prepayment fees or interest-related make whole payments, in net investment income. Interest income for bonds is recognized using the effective yield method. When the collectability of interest income for bonds is considered doubtful, any accrued but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal is paid.
Under GAAP, the Company classifies its investments in fixed maturities as either available-for-sale or trading securities and carries them at fair value. For available-for-sale securities, unrealized gains (losses) are recorded directly to accumulated other comprehensive income (AOCI) within shareholder's equity, net of deferred income taxes. The cost of securities sold is determined using the specific-identification method. Changes in the fair value of trading securities are reported as realized gains
(losses).
Under GAAP, the Company reports interest and dividends earned, including prepayment fees, in net investment income on the consolidated statements of income (loss). Interest income for fixed maturities is recognized using the constant effective yield method. For mortgage- and asset-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments plus anticipated future payments. The Company includes any resulting adjustment in net investment income in the current period.
Preferred Stocks
Redeemable preferred stocks, which have characteristics of debt securities, and are rated as medium quality or better (NAIC designations 1 to 3) are reported at cost or amortized cost. All other redeemable preferred stocks (NAIC designations 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Perpetual preferred stocks, which have characteristics of equity securities, are reported at the lower of currently effective call price or fair value.
For preferred stocks reported at fair value, the related changes in net unrealized capital gains (losses) are recorded in unassigned funds, net of related deferred income taxes.
Under GAAP, redeemable preferred stocks are classified as fixed maturities as either available-for-sale or trading securities and carried at fair value. For available-for-sale securities, unrealized gains (losses) are recorded directly to AOCI net of deferred income taxes. Changes in the fair value of trading securities are reported as realized gains (losses). Perpetual preferred stocks are classified as marketable equity securities and are carried at fair value with changes in fair value reported as realized gains
(losses).
Common Stocks
Unaffiliated common stocks, including equity ETFs, are reported at fair value and the related net unrealized capital gains (losses)
are recorded in unassigned funds, net of related deferred income taxes. Federal Home Loan Bank of Des Moines (FHLB DM)
common stocks, which include membership and activity stock, are reported at cost, which is presumed to be fair value.
Under GAAP, the Company carries marketable equity securities (common stock) at fair value with changes in fair value reported as realized gains (losses).
The Company’s investments in its insurance subsidiaries are included in affiliated common stocks and are carried at their underlying statutory equity, which was $284.3 and $266.5 as of December 31, 2025 and 2024, respectively. Changes in the carrying value of subsidiaries are recorded directly to unassigned funds. The Company owns no shares, either directly or indirectly, of the Parent. Under GAAP, the accounts and operations of the subsidiaries are consolidated.
Impairments
Investments are considered to be impaired when a decline in fair value below a security’s amortized cost is determined to be other-than-temporary. The Company’s review of investment securities for OTTI includes both quantitative and qualitative criteria, and for ABS, may include identification of the portion related to credit losses. See Note 3 for additional discussion about the
Company’s process for identifying and recording OTTI.
Under GAAP, a fixed maturity with fair value below its amortized cost but is not intended to be sold, is evaluated to determine whether the decline in fair value has resulted from an expected credit loss or other factors (such as market interest rates). The amount of the expected credit loss equals the difference between amortized cost and recovery value of the security, and is limited by the amount that the fair value is less than the amortized cost basis. The expected credit loss is recorded as an allowance, with the initial recognition and subsequent changes recognized in earnings as a realized loss. Amounts determined
14
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
uncollectible are written off as a reduction to the amortized cost and removed from the allowance. Any remaining non-credit related unrealized loss is recorded in AOCI.
Mortgage Loans
The Company carries mortgage loans on real estate at outstanding principal balances, less any recognized impairment. Loans are specifically evaluated for impairment if the Company considers it probable that amounts due according to the terms of the loan agreement will not be collected, or the loan is modified in a troubled debt restructuring. For mortgage loans that the
Company determines to be impaired, the Company charges the difference between the estimated fair value of the collateral and the recorded investment in the mortgage loan as a realized investment loss.
The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. Accrued interest receivable is reported in accrued investment income, and interest income is recorded in net investment income. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, or non-performing, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset. Loan origination fees are recorded in income upon receipt and origination costs are expensed when incurred.
Under GAAP, a majority of mortgage loans are carried at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for expected credit losses. Loan origination fees and costs are deferred and amortized over the life of the loan. Accrued interest receivable is reported in accrued investment income on the consolidated balance sheets.
Interest income, including amortization of deferred fees and expenses, is recorded in net investment income on the consolidated statements of income (loss) using the effective interest rate method. Mortgage loans supporting a block of structured settlement annuities in connection with the Income Annuities Inforce Reinsurance Transaction (Note 7) are measured at fair value, with changes in fair value recorded in earnings as realized gains (losses).
Cash, Cash Equivalents, and Short-Term Investments
Cash and cash equivalents consist of cash on deposit and bonds used to facilitate liquidity needs. Cash and cash equivalents are carried at cost, which approximates fair value and is consistent with GAAP. As of December 31, 2025 and 2024, $1,767.9, or
98.8%, and $1,292.0, or 95.7%, respectively, of total cash was held at one highly rated financial institution.
Short-term investments consist of bonds and other highly liquid investments such as short-term intercompany loans. Short-term bonds are recorded in the same manner as similar long-term investments, and are consistent with GAAP. Short-term intercompany loans are carried at the unpaid principal balance plus accrued interest, and are consistent with GAAP. See Note 13 for further discussion.
Derivatives
The Company uses derivative financial instruments to hedge certain portions of its exposure to equity market risk, interest rate risk, and foreign currency exchange risk.
The accounting for changes in the fair value of derivative instruments depends on whether it qualifies and has been designated for hedge accounting. To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Cash flows from derivative instruments that are designated and qualify for hedge accounting and economic hedges are reported consistently with the cash flows from the hedged item. If a derivative instrument does not qualify or is not designated for hedge accounting, it is recognized at fair value with the changes in its fair value recorded as unrealized gains or losses in surplus.
Cross currency swaps, treasury locks, bond forwards, and the majority of our interest rate swaps qualify and are designated for hedge accounting and are recognized at amortized cost in the balance sheets. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income. Net realized capital gains (losses) are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item, and when subject to the interest maintenance reserve (IMR), are transferred to the IMR, net of taxes.
The Company's equity market contracts (index options), interest rate caps and floors, futures, and foreign exchange forwards do not qualify and/or are not designated for hedge accounting. Pursuant to the prescribed practice discussed above, the index options for FIA products are accounted for using the amortized cost method, under which the cost is amortized through investment income on the statements of operations. When the options mature, any value received by the Company is reflected as net investment income. Index options for IUL and RILA products are recorded at fair value, with changes in fair value recorded in capital realized gains (losses) on the statements of operations. Pursuant to the permitted practice discussed above, foreign exchange forwards are recorded at fair value, with changes in fair value recorded in the statements of operations. Other
15
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
derivatives that do not qualify or are not designated for hedge accounting are recognized at fair value with changes in fair value recorded as unrealized gains or losses in surplus.
The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 20 years.
Under GAAP, derivative instruments are recorded at fair value, and changes in the fair value of derivative instruments are reported through earnings unless they qualify and are designated for hedge accounting. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of AOCI and reclassified into net income in the same period during which the hedged transaction affects net income.
Other Invested Assets
Other invested assets consist primarily of limited partnership investments, including private debt, private equity, hedge fund investments, as well as tax credit investments, residual tranches, and capital and surplus notes. The Company has commitments to fund certain investments. When the amounts and timing of expected contributions are estimable, the commitments are recorded as part of the carrying value of the investment. When the timing of call amounts is not known, the expected contribution is disclosed as an unfunded commitment. See Note 14 for further discussion.
Limited Partnerships (LPs)
LP investments are reported at the underlying audited U.S. GAAP equity of the investee, with net asset value (NAV) used as a practical expedient to estimate fair value. A portion of the Company's LP investments are held in a segregated portfolio that support a block of structured settlement annuities in connection with the Income Annuities Inforce Reinsurance Transaction.
Pursuant to the permitted practice from the Department related to equity and equity-type investments discussed above, the changes in fair value of those LP investments are recorded in net realized gains (losses) on the statements of operations and are determined on a specific-identification basis.
The Company has commitments to fund its LP investments, which are disclosed in Note 14.
Under GAAP, LP investments are recorded at fair value. Changes in the fair value of these investments are recorded in net realized gains (losses) on the consolidated statements of operations. The Company elected the fair value option for these investments, regardless of ownership percentage, to standardize the related accounting and reporting.
Tax Credit Investments
Tax credit investments primarily consist of low-income housing tax credits (LIHTC) investments, which are LPs that are established to fund low-income housing projects and other qualifying purposes, where the primary return on investment is in the form of income tax credits. These investments are initially recorded at the present value of all expected contributions, which are considered unconditional and legally binding. Amortization of LIHTC investments is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company. Write downs for these investments is recorded when the carrying value of the investment exceeds the fair value. Write downs can also occur when a tax credit has been recaptured or if it is probable that future tax benefits will not be received as expected. Write downs are recorded in net realized capital gains (losses). The Company has commitments to fund its LIHTC investments, which are reflected in the carrying value of the investments.
Under GAAP, the Company elected to account for tax credit investments under the equity method. Typically, the investment is written down if the carrying value exceeds the fair value. Activity related to these investments is recorded in net realized gains
(losses) on the statements of operations.
Residual Tranches
Residual tranches exist within investment structures that issue one or more classes of debt securities created for the primary purpose of raising debt capital backed by collateral assets. The primary source of debt repayment is derived through rights to the cash flows of a discrete pool of collateral assets, which generates cash flows that provide interest and principal payments to debt holders through a contractually prescribed distribution methodology. Once those contractual requirements are met, the remaining cash flows are provided to the residual tranche investor. The payments to the residual holder may vary significantly, both in timing and amount, based on the underlying collateral performance. Residual tranches are reported at the lower of amortized cost or fair value under the allowable earned yield method. For residuals carried at fair value, the related changes in net unrealized gains (losses) are recorded within unassigned funds, net of related deferred income taxes on a specific-identification basis.
The Company has commitments to fund certain residual tranche investments. The expected contribution is disclosed as an unfunded commitment. See Note 14 for further discussion.
16
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Under GAAP, residual tranches are recorded at fair value. Changes in the fair value of these investments are recorded in net realized gains (losses) on the consolidated statements of operations. The Company elected the fair value option for these investments, regardless of ownership percentage, to standardize the related accounting and reporting.
Nonadmitted Assets
Certain assets designated as nonadmitted and other assets not specifically identified as an admitted asset are excluded from the balance sheets and are charged directly to unassigned funds. Nonadmitted assets are composed principally of goodwill, certain uncollected premiums and agents’ balances, DTAs, accounts and notes receivable, and other assets. Under GAAP, such assets are included in the balance sheets to the extent the assets are recoverable.
Reinsurance
The Company uses reinsurance across its businesses to spread risk and limit losses. Reinsurance agreements are evaluated for risk transfer to determine whether they qualify for traditional reinsurance accounting under SAP. If they do not qualify for risk transfer under SAP, they are accounted for using deposit accounting.
For assumed reinsurance, the Company accounts for premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
For ceded reinsurance, premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts. For modified coinsurance agreements, the Company retains the assets and reserves of the underlying business on the balance sheets. The net impact from activity related to modified coinsurance agreements is shown in the reserve adjustment on reinsurance ceded on the statements of operations. For coinsurance with funds withheld agreements, the Company takes a reserve credit for reserves ceded and retains the assets on its balance sheets. A funds withheld liability is established initially for the amount of reserves that were ceded. The reserves are remeasured each period, and changes are recorded as an adjustment to the funds withheld liability on the balance sheets. Periodically, the funds withheld liability is adjusted to reflect credited investment returns (or contractually agreed interest) attributable to the reinsurer under the treaty terms. Refer to Note 7 for further discussion.
Initial gains on reinsurance of existing in-force blocks of business are recorded as an increase to surplus, net of federal income tax. This increase to surplus is amortized into income, net of tax, as profits are recognized on the underlying business.
Under GAAP, future policy benefits and claims are reported gross of any related reinsurance recoverables, which are reported as assets. Certain reinsurance contracts that meet risk transfer requirements under SAP have been accounted for using traditional reinsurance accounting; whereas, such contracts that did not meet GAAP risk transfer requirements are accounted for using deposit accounting under GAAP. For modified coinsurance agreements that do not qualify for reinsurance accounting under
GAAP, the Company establishes a deposit asset, representing ceded reserves, and funds withheld liability, representing the assets supporting ceded reserves. The Company also recognizes an embedded derivative related to the funds withheld assets.
Benefit Reserves
Aggregate reserves for payment of future life, health, and annuity benefits are based on published tables in accordance with applicable actuarial standards. The reserves are at least as great as the minimum aggregate amounts required by the
Department. Surrender values on policies do not exceed the corresponding benefit reserves.
Additional reserves are established if the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or if the net premiums exceed the gross premiums on any insurance in-force. For substandard lives, either extra premium is charged or the gross premium for a rated age is charged; mean reserves are determined by computing the regular mean reserve for the plan at any rated age and, in addition, holding one-half of any extra premium charge for the year. The
Company does not use anticipated investment income as a factor in its premium deficiency calculation.
Tabular interest, tabular reserves less actual reserves released, and tabular cost are determined by formula. Tabular interest on funds not involving life contingencies for each valuation rate of interest are calculated as the change in reserves minus premiums plus benefits.
The Company waives deduction of deferred fractional premiums upon the death of the insured and returns any premium beyond the date of death.
Reserves for deposit-type contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are equal to deposits received and interest credited to the benefit of the contract holders, less surrenders or withdrawals that represent a return to the contract holders.
17
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Aggregate reserves on group life and accident and health policies represent the estimated ultimate net cost of all reported and unreported claims at the balance sheet date. For group long-term disability and group life premium waiver, the liabilities for losses and loss/claim adjustment expense on reported claims are classified as disabled life reserves (DLR); these reserves are calculated on a seriatim basis using tabular methods and discounted for interest, with assumptions reviewed on an annual basis.
The remaining aggregate reserves on these group benefit products are for unreported claims and are classified as incurred but not reported (IBNR); these reserves are calculated using a blend of completion factors and loss ratio assumptions. Assumptions and adequacy are reviewed quarterly.
Under GAAP, these policy reserves are calculated based on estimated expected experience or actual account balances, and are dependent on the type of product and product features. For all products, cash flow assumptions used to establish the associated liabilities are updated annually, typically in the third quarter, and actual experience is incorporated on a quarterly basis to retrospectively reflect changes in actuarial assumptions.
For traditional and term life policies and life-contingent SPIA products, policy reserves are estimated as the present value of future policyholder benefits and related expenses, less the present value of future net premiums. This is referred to as the liability for future policy benefits (LFPB). For these contracts, the amount and timing of benefit payments depend on policyholder mortality or morbidity. LFPB is accrued over time as premium revenue is recognized.
For group long-term disability, group life, and other group accident and health policies, policy reserves are calculated consistent with the method described above under SAP but with assumptions appropriate for GAAP.
For UL and investment-type products, including DA contracts, non-life contingent SPIA, FIA, RILA, institutional, and UL policies, policyholder account balances (PAB) include the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liabilities are equal to deposits plus interest credited, less withdrawals, surrender charges, and policyholder assessments. The liability for the indexed account portions of contracts with indexed or index-linked features
(indexed products) represents the present value of future estimated guaranteed benefits, as well as embedded derivatives related to expected index credits on these contracts and policies. The embedded derivatives are recorded at fair value. Indexed products include FIA, RILA, and IUL.
Contracts or contract features that provide protection to the policyholder from capital market risk, including equity, interest rate, or foreign exchange risk, by transferring such risk to the Company are referred to as market risk benefits (MRBs). The Company issues certain indexed annuity contracts and other investment-type contracts that include MRBs. MRBs are measured at fair value at the contract level and can either be in an asset or liability position, depending on certain inputs at the reporting date. The fair value of MRBs is determined using either a non-option or option based approach depending on fee structure, with no accounting gain or loss recognized at contract inception.
For contracts or contract features that provide for potential benefits in addition to the account balance, but are not MRBs, such as
UL products, the Company establishes additional reserves based on a benefit ratio which is calculated by estimating the present value of expected benefit payments over the life of the contract from inception, divided by the present value of total expected assessments over the life of the contract. The benefit ratio is multiplied by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative payments plus interest to arrive at the reserve liability.
Policy and Contract Claims
Claims reserves on life, and accident and health policies represent the estimated ultimate cost of all reported and unreported claims, net of reinsurance, as of the balance sheet date. The reserves for reported but unpaid claims incurred are estimated using individual valuations and statistical analyses. The liability held for pending life insurance claims is equal to the face amount of the policy. For medical stop-loss, group life and DI policies, and absence management and group voluntary benefits policies, the reserves are for unreported claims and are classified as IBNR and calculated as described above.
Under GAAP, liabilities for known and due claims primarily represent liabilities for claims under medical stop-loss, group life, DI, and individual life policies. These liabilities are established on the basis of reported losses. IBNR is typically established for medical stop-loss and group life and DI policies based on expected loss ratios, claims paying completion patterns, and historical experience. Actuarial claim reserves are established for LTD and group life premium waiver policies based on the actuarial present value of future benefit payments, net of terminations and reinsurance recoverables, based on the Company's best estimate.
Asset Valuation Reserve
The asset valuation reserve (AVR) provides a valuation allowance for invested assets and is calculated based on a formula prescribed by the NAIC. This reserve acts to mitigate potential credit-related losses on invested assets. Changes in the AVR are reflected directly in unassigned funds. No such reserve exists under GAAP.
18
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Interest Maintenance Reserve
The IMR defers after-tax realized capital gains (losses) resulting from the effect of changes in the general level of interest rates on the disposal or interest-related impairment of bonds. These deferrals are based on a formula prescribed by the NAIC and are amortized into income over the approximate remaining life of the investment sold or impaired, using the grouped method.
Realized interest-related gains or losses that arise from the sale of investments required to provide cash flow to meet "excess withdrawal activity" are excluded from the IMR. Under GAAP, realized investment gains (losses) from sales and impairments are reported in earnings in the period in which the assets are sold, and no such reserve is recorded.
Federal Income Taxes
The Company is included as a member of a consolidated federal income tax return group under the Parent. The method of allocation of current income taxes between the affiliates is subject to a written agreement approved by each respective company’s board of directors. Income tax expense is generally allocated to those entities within the group as if each individual entity filed a separate return. Current tax credits are determined on the basis of utilization by the consolidated group. The provision for federal income taxes is based on amounts determined to be payable as a result of current year operations.
Intercompany balances are settled quarterly.
Deferred federal income taxes are provided for differences between the book and tax bases of assets and liabilities. In determining admissibility, gross DTAs are subject to a statutory valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the gross DTAs will not be realized. The gross DTAs remaining after the application of a statutory valuation allowance, if any, are admitted subject to admissibility tests. Remaining DTAs after application of the admissibility tests are nonadmitted. Changes in deferred taxes are recorded directly to unassigned funds.
Under GAAP, DTAs are recognized only to the extent that it is more likely than not they will be realized. A valuation allowance is established when DTAs cannot be recognized. Changes in deferred taxes are reported in earnings or as a component of AOCI.
Refer to Note 11 for further discussion.
Separate Accounts
Separate account assets represent segregated funds administered and invested for the exclusive benefit of policyholders. For variable separate account products, the assets of these separate accounts consist of designated underlying funds and are reported at fair value. Investment risks associated with fair value changes are borne by the policyholders. Separate account liabilities represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these policyholders. The separate account assets are not subject to liabilities arising out of any other business the Company may conduct.
The Company administers separate accounts for BOLI policyholders. The assets of these accounts include bonds and mortgage loans. Pursuant to the accounting elections discussed above, bonds are held at amortized cost, and mortgage loans are held at outstanding principal loan balance less any recognized impairment. The majority of these assets are legally segregated and are not subject to claims that arise out of the Company’s other business activities. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders.
The Company also administers separate accounts relating to index-linked funds for RILA policyholders. The assets of these accounts include bonds, mortgage loans, common and preferred stock, derivatives, and other invested assets. Pursuant to the accounting elections discussed above, bonds are held at amortized cost; mortgage loans are held at outstanding principal loan balance less any recognized impairment, and common stock and derivatives are carried at fair value. Changes in fair value of index options are reported as net realized capital gains (losses) and as a change in surplus for all other derivative types.
Preferred stocks and other invested assets are reported consistent with those in the Company's investment portfolio, as described above. Except for contracts issued in Texas, Alaska, and Washington, these assets are not legally segregated and are subject to claims that arise out of the Company's other business activities. The liabilities of these separate accounts represent reserves established to equal the policyholder cash surrender value on index-linked funds.
The operations of all separate accounts, excluding investment gains (losses) allocatable solely to the policyholders, are combined with the general account of the Company on the statements of operations under the appropriate captions.
Transactions such as premium deposits, surrenders, and withdrawals are offset by a corresponding increase or decrease in net transfers to the separate accounts.
For variable universal life contracts, the Company offers a secondary guarantee that the policy remains in force even if the policy account value is below zero. For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees death benefits that may exceed a policyholder's account balance. The Company reinsures most of the
GMDB risk on its variable annuity contracts.
19
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Under GAAP, separate account assets are reported at fair value. Separate account liabilities are set equal to separate account assets. Investment activity accrues directly to the policyholders and is not included in the Company’s revenue. Assets and liabilities associated with BOLI policies and RILA contracts do not qualify for separate account treatment under GAAP, as the
Company retains the investment risk.
Surplus Notes
Surplus notes issued by the Company are reported as surplus. They are subordinated to policyholder and creditor claims and require approval from the Department prior to payment of principal or interest. Upon approval, interest is recorded in net investment income in the statement of operations. Premiums or discounts on surplus notes are recorded as adjustments to the carrying value and recognized through the statement of operations proportionally with approved interest payments.
Under GAAP, surplus notes are accounted for as debt and presented as liabilities, with interest expense recognized in the statement of operations over the life of the instrument and any issuance discount or premium amortized using the effective interest method.
Accounting Pronouncements Newly Adopted
Statutory Ref No. 2019-21 Bond Definition
In 2023, the NAIC adopted revisions to SSAP No. 26, Bonds, and SSAP No. 43, Loan-Backed and Structured Securities, for the
PBBD and the accounting for bonds as ICO and ABS, as well as revisions to various SSAPs that have been updated to reflect the revised definition and/or SSAP references. The Company adopted the revisions prospectively effective January 1, 2025 and updated its internal processes and controls to ensure compliance with the revised SSAP.
As a result of the adoption, on January 1, 2025, certain securities were reclassified from bonds totaling $165.9, including $129.9 reclassified to preferred stocks and $36.0 reclassified to other invested assets. The securities transferred to preferred stocks include assets within the Company’s separate account assets. The reclassification of securities from bonds to preferred stocks resulted in a change in measurement from amortized cost to fair value and after remeasurement and transition, the book adjusted carrying value was $132.7. One security reclassified from bonds to other invested assets resulted in a change in measurement from amortized cost to lower of amortized cost or fair value and after remeasurement and transition, the book adjusted carrying value was $9.5.
The aggregate impact of the reclassifications and related measurement changes increased the book adjusted carrying value of the reclassified securities to $168.3, with a corresponding increase of $2.4 to unassigned funds within surplus. Certain disclosures herein have been updated to reflect the adoption of the PBBD beginning with the year ended December 31, 2025.
In 2024, the NAIC adopted revisions to SSAP No. 21, Other Admitted Items, related to the accounting and reporting of residual tranches. The revisions require all residual tranches, regardless of legal form, to be accounted for under SSAP No. 21 and reported as other invested assets (Schedule BA). The Company adopted the revisions effective January 1, 2025, on a prospective basis.
Upon adoption, the Company elected to report all residual tranches at the lower of amortized cost or fair value using the allowable earned yield method. Certain residual tranches previously accounted for at fair value under prior guidance were remeasured, and unrealized positions were recognized as realized. The reported fair value of such securities as of December 31,
2024 became the new cost basis as of January 1, 2025. As a result of this election, the Company recognized a realized gain of
$0.6, with a corresponding decrease to unrealized gains within surplus. The adoption resulted in no net impact to surplus.
Certain disclosures herein have been updated to reflect this adoption beginning with the year ended December 31, 2025.
Statutory Ref No. 2022-14a Investments in Tax Credit Structures
In 2024, the NAIC adopted new SAP concept revisions to expand the scope of SSAP No. 93, Low-Income Housing Tax Credit
Property Investments to include all federal and state tax credit investment structures, regardless of structure and type of state or federal tax program, and provide new guidance on the accounting, recognition, and reporting of tax credit investment structures.
The Company adopted the revisions effective January 1, 2025 and updated its internal processes and controls to ensure compliance with the revised SSAP. The adoption did not have a material impact on the Company's financial statements or disclosures therein.
Statutory Ref No. 2023-17 Short-Term Investments
In 2023, the NAIC adopted revisions to SSAP No. 2, Cash, Cash Equivalents, Drafts, and Short-Term Investments. The adopted revisions further restrict the investments that are permitted to be reported as cash equivalents and short-term investments. The
Company adopted the revisions effective January 1, 2025 and updated its internal processes and controls to ensure compliance with the revised SSAP. The adoption did not have an impact on the Company's financial statements or disclosures therein.
20
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Statutory Ref. No. 2024-08 Consistency Revisions for Residuals
In 2024, the NAIC adopted revisions to SSAP No. 21, Other Admitted Assets to incorporate clarifying edits for the formal definition of residuals and the accounting and reporting guidance. The Company adopted the revisions effective January 1, 2025 and updated its internal processes and controls to ensure compliance with the revised standards. The adoption did not have a material impact on the Company's financial statements or disclosures herein.
Statutory Ref No. 2024-09 SSAP No. 2 Clarification
In 2024, the NAIC adopted revisions to eliminate lingering references implying that asset-backed securities, mortgage loans, or other Schedule BA items are permitted to be reported as cash equivalents or short-term investments. The revisions are effective
January 1, 2025. The Company adopted the revisions effective January 1, 2025 and updated its internal processes and controls to ensure compliance with the revised standards. The adoption did not have an impact on the Company's financial statements or disclosures herein.
Statutory Ref No. 2024-28 SSAP No. 41 Holders of Capital Notes
In 2025, the NAIC adopted revisions to SSAP No. 41, Surplus Notes to clarify the treatment of capital notes, which define capital notes as regulatory capital instruments where interest can be canceled in time of financial stress without default.
The Company adopted the revisions effective immediately and updated its internal processes and controls to ensure compliance with the revised standards. The adoption did not have an impact on the Company's financial statements or disclosures herein.
Statutory Ref. No. 2024-20 Restricted Asset Clarification
In 2025, the NAIC adopted revisions to SSAP No. 1, Accounting Policies, Risks and Uncertainties and Other Disclosures, to
clarify that assets that are reinsured under modified coinsurance and funds withheld arrangements shall be captured as restricted assets. The revisions are effective December 31, 2025. The Company's financial statements and disclosures have been updated to reflect the revisions herein, see Note 3, Restricted Assets.
Statutory Ref. No. 2025-05 Reinsurer Affiliated Assets
In 2025, the NAIC adopted revisions to SSAP No. 1, Accounting Policies, Risks and Uncertainties and Other Disclosures, to
require restricted asset disclosures on a quarterly and annual basis and require the Company to identify any investments in a reinsurer's modified coinsurance and funds withheld portfolio that are affiliated with the reinsurer. The Company adopted the revisions effective December 31, 2025 and updated its internal processes and controls to ensure compliance with the revised standards. The Company's financial statements and disclosures have been updated to reflect the revisions herein, see Note 3,
Restricted Assets.
Statutory Ref No. 2022-19 Negative IMR
In 2023, the NAIC adopted interpretation (INT) 23-01 which provides a temporary, optional INT to allow reporting entities with risk-based capital (RBC) greater than 300%, after certain adjustments, to admit net negative or disallowed IMR up to 10% of the reporting entity’s adjusted general account capital and surplus. The INT includes specific guidance regarding restrictions as to what should be included in or excluded from the IMR and calculations, specific guidance for general account versus separate accounts, as well as specific reporting and disclosure requirements. INT 23-01's effective date was extended to December 31,
2026 and will be automatically nullified on January 1, 2027, however the effective date can be adjusted in response to regulatory actions to establish statutory accounting guidance specific to net negative or disallowed IMR.
The Company does not have net negative IMR as of December 31, 2025. The Company has not yet elected to apply the optional
INT, but is permitted to do so until January 1, 2027. The Company would evaluate the impact of the election on its policies, processes, and applicable systems and make a determination if IMR becomes net negative.
Accounting Pronouncements Not Yet Adopted
Statutory Ref No. 2024-10 Separate Accounts
In 2024, the NAIC adopted revisions to SSAP No. 56, Separate Accounts. The adopted revisions clarify accounting guidance for book value separate accounts, including prescribed accounting guidance for invested asset transfers to/from the general account and separate accounts as well as clarification of invested assets permitted to be held in book value separate accounts. The revisions are effective January 1, 2026.
The Company is currently evaluating the impact of the revised SSAP and reviewing its policies, processes, and applicable systems to determine the impact the revisions will have on its operations and financial statements. The Company plans to adopt the revisions effective January 1, 2026.
21
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Statutory Ref No. 2025-13 Residential Mortgage Loans Held in Statutory Trusts
In 2025, the NAIC adopted revisions to SSAP No. 37, Mortgage Loans, to expand the scope to include qualifying statutory trusts that hold residential mortgage loans (RMLs) and to establish specific criteria that must be met for a statutory trust to qualify. The adopted revisions establish accounting and reporting guidance for RMLs held in qualifying statutory trusts and require such loans to be reported as mortgage loans on Schedule B as if directly held by the reporting entity. The revisions also provide related guidance in SSAP No. 2, Cash, Cash Equivalents, Drafts and Short-Term Investments, and SSAP No. 40, Real Estate
Investments, for cash and foreclosed real estate held within qualifying statutory trusts. The revisions are effective January 1,
2027, with early adoption permitted.
The Company is currently evaluating the impact of the revised SSAPs and reviewing its policies, processes, and reporting practices to ensure compliance with the updated guidance. The Company plans to early adopt the revisions effective January 1,
2026.
Statutory Ref No. 2025-19 Private Placement Securities
In 2025, the NAIC adopted revisions to SSAP No. 2, Cash, Cash Equivalents, Drafts and Short-Term Investments, SSAP No. 21,
Other Admitted Assets, SSAP No. 26, Bonds, SSAP No. 30, Unaffiliated Common Stock, SSAP No. 32, Preferred Stock, and
SSAP No. 43, Asset-Backed Securities, to incorporate new disclosure and reporting requirements related to private placement securities. The adopted revisions require identification within the investment schedules of whether each security is publicly registered, a Rule 144A private placement, another private placement security (including Regulation D), or otherwise not subject to SEC registration. The revisions also require an aggregate annual disclosure by investment schedule detailing total book/
adjusted carrying value, fair value (including Level 2 and Level 3 amounts), deferred interest, paid-in-kind interest, and the portion supported by private letter ratings for each classification. The revisions are effective December 31, 2026.
The Company is currently evaluating the impact of the revised SSAPs and reviewing its policies, processes, and applicable systems to determine the impact the revisions will have on its financial statement disclosures and investment reporting. The
Company plans to adopt the revisions effective December 31, 2026.
Statutory Ref No. 2025-20 Debt Security & Residual Interest Disclosures
In 2025, the NAIC adopted revisions to SSAP No. 26, Bonds, SSAP No. 43, Asset-Backed Securities, SSAP No. 21, Other
Admitted Assets, and SSAP No. 2, Cash, Cash Equivalents, Drafts and Short-Term Investments, to improve consistency and transparency of debt security and residual interest disclosures. The adopted revisions clarify and align disclosure requirements across the applicable SSAPs, expand certain disclosures to include non-bond debt securities and residual interests, incorporate standardized disclosure templates within the statutory financial statements, and introduce new general interrogatories related to residual measurement methods (Practical Expedient vs. Allowable Earned Yield). The revisions are effective December 31, 2026.
The Company is currently evaluating the impact of the revised SSAPs and reviewing its policies, processes, and applicable systems to determine the impact the revisions will have on its financial statement disclosures and reporting practices. The
Company plans to adopt the revisions effective December 31, 2026.
Subsequent Events
The Company has evaluated the effects of events subsequent to December 31, 2025, and the accounting and disclosure requirements related to subsequent events are included in the financial statements. Management has assessed material subsequent events through April 10, 2026, the date the financial statements were available to be issued.
Accounting Changes and Correction of Errors
Accounting Changes
Aside from the adoption of the PBBD discussed above, the Company had no accounting changes in 2025 or 2024.
Correction of Errors
The Company recorded error corrections through beginning of year surplus in accordance with SSAP No. 3, Accounting
Changes and Correction of Errors totaling $(45.1) and $(9.9) for the years ended December 31, 2025 and 2024, respectively.
22
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
3. Investments
The book/adjusted carrying value and fair value of investments in bonds, preferred stocks, and common stocks are in the following tables. Beginning in 2025, the table below has been updated to be presented in accordance with the PBBD.

	As of December 31, 2025
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds:
ICO:
U.S. government obligations	$1,116.4	$1.7	$(4.1)	$1,114.0
Non-U.S. sovereign jurisdiction	384.1	5.7	(26.4)	363.4
Municipal bonds - general obligations (direct and guaranteed)	37.3	0.2	(1.9)	35.6
Municipal bonds - special revenues	446.1	3.7	(26.9)	422.9
Project finance bonds issued by operating entities - unaffiliated	9.6	—	—	9.6
Corporate bonds - unaffiliated	21,763.7	335.7	(906.6)	21,192.8
Single entity-backed obligations - unaffiliated	218.6	1.0	(9.1)	210.5
SVO-identified bond exchange traded funds - systemic value	185.1	0.1	(1.1)	184.1
Bank loans - acquired - unaffiliated	514.2	2.1	(6.8)	509.5
Other issuer credit obligations - unaffiliated	353.7	2.6	(6.6)	349.7
Total ICO	25,028.8	352.8	(989.5)	24,392.1
ABS:
Agency CMBS and RMBS - guaranteed and not/partially guaranteed	186.8	1.2	(27.7)	160.3
Non-agency CMBS - unaffiliated	554.6	6.0	(11.7)	548.9
Non-agency RMBS - unaffiliated	417.1	10.4	(2.7)	424.8
Non-agency CLOs/CBOs/CDOs - affiliated	90.6	0.3	—	90.9
Non-agency CLOs/CBOs/CDOs - unaffiliated	9,139.7	20.5	(13.7)	9,146.5
Other financial ABS - unaffiliated	484.5	5.2	(4.7)	485.0
Other financial ABS - unaffiliated (not self-liquidating)	3.4	—	—	3.4
Equity-backed securities - unaffiliated (not self-liquidating)	8.1	—	—	8.1
Lease-backed transactions - unaffiliated (full analysis)	130.9	3.1	(0.3)	133.7
Lease-backed transactions - unaffiliated (practical expedient)	577.5	5.1	(24.7)	557.9
Other non-financial ABS - unaffiliated (full analysis)	435.1	7.9	(2.3)	440.7
Other non-financial ABS - unaffiliated (practical expedient)	771.9	8.5	(4.3)	776.1
Total ABS	12,800.2	68.2	(92.1)	12,776.3
Total bonds	37,829.0	421.0	(1,081.6)	37,168.4
Preferred stocks (1)	227.3	7.2	(18.3)	216.2
Affiliated common stocks (1)	218.0	66.3	—	284.3
Unaffiliated common stocks (1)	695.0	17.2	(6.6)	705.6
Total ..........................................................................................................................	$38,969.3	$511.7	$(1,106.5)	$38,374.5
____________________
(1)The table presents preferred and common stocks as they are carried, at either cost, amortized cost, or at lower of cost, amortized cost, or fair value, depending on their NAIC designation.
23
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2024
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds:
U.S. government and agencies .....................................................................	$470.7	$—	$(10.1)	$460.6
Foreign governments and agencies .............................................................	58.7	—	(12.8)	45.9
States, territories, and possessions ..............................................................	3.1	—	—	3.1
Political subdivisions .......................................................................................	45.9	—	(3.3)	42.6
Special revenue and assessments ...............................................................	465.1	1.7	(39.0)	427.8
Industrial and miscellaneous..........................................................................	20,595.2	148.7	(1,241.4)	19,502.5
Hybrid securities ..............................................................................................	395.1	8.4	(11.0)	392.5
Collateralized loan obligations (CLOs):
Industrial and miscellaneous .......................................................................	8,183.8	39.6	(14.2)	8,209.2
Mortgage- and asset-backed securities:
U.S. government and agencies ..................................................................	27.2	—	(2.9)	24.3
Special revenue and assessments ............................................................	199.1	0.5	(34.9)	164.7
Industrial and miscellaneous .......................................................................	3,359.2	37.2	(114.6)	3,281.8
Total bonds ..........................................................................................................	33,803.1	236.1	(1,484.2)	32,555.0
Preferred stocks (1) ............................................................................................	110.7	—	(5.6)	105.1
Affiliated common stocks (1) .............................................................................	218.0	49.2	(0.7)	266.5
Unaffiliated common stocks (1) ........................................................................	518.8	22.9	(0.7)	541.0
Total .........................................................................................................................	$34,650.6	$308.2	$(1,491.2)	$33,467.6
____________________
(1)The table presents preferred and common stocks as they are carried, at cost, amortized cost, or at lower of cost, amortized cost, or fair value, depending on their NAIC designation.
The Company maintains a diversified investment portfolio across industries. The following table presents the composition of the
Company's bonds, preferred stocks, and unaffiliated common stocks by sector:

	As of December 31,
	2025		2024
	Fair Value	% of Total	Fair Value	% of Total
Financials ............................................................................................................	$19,205.5	50.6%	$16,281.6	49.0%
Utilities ..................................................................................................................	2,682.8	7.0	2,471.6	7.4
Industrials ............................................................................................................	2,402.4	6.3	2,156.7	6.5
Consumer staples ..............................................................................................	2,369.7	6.2	2,017.5	6.1
Consumer discretionary ....................................................................................	2,150.6	5.6	2,198.5	6.6
Health care ..........................................................................................................	1,950.2	5.1	1,717.6	5.2
Communications .................................................................................................	1,502.6	3.9	1,293.2	3.9
Energy ..................................................................................................................	1,354.2	3.6	1,553.2	4.7
Other ....................................................................................................................	4,472.2	11.7	3,511.2	10.6
Total .........................................................................................................................	$38,090.2	100.0%	33,201.1	100.0%
24
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following table summarizes the contractual years to maturity of bonds as of December 31, 2025. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Book/ Adjusted Carrying Value	Fair Value
Years to maturity:
One or less ..........................................................................................................................................	$1,466.0	$1,464.6
Over one through five ........................................................................................................................	10,089.9	10,109.9
Over five through ten .........................................................................................................................	6,380.5	6,375.8
Over ten ...............................................................................................................................................	6,907.2	6,257.7
Total with contractual maturity dates ..................................................................................................	24,843.6	24,208.0
Securities without contractual maturities ...........................................................................................	12,985.4	12,960.4
Total bonds ................................................................................................................................................	$37,829.0	$37,168.4
The following table summarizes the Company’s net investment income:

	For the Year Ended December 31,
	2025	2024	2023
Income:
Bonds ............................................................................................................................................	$1,758.2	$1,690.0	$1,499.7
Preferred and common stocks ..................................................................................................	41.1	29.6	25.7
Mortgage loans ............................................................................................................................	522.0	422.5	338.4
Derivatives (1) ..............................................................................................................................	113.9	26.0	(120.3)
Other invested assets .................................................................................................................	14.7	27.7	(5.1)
Cash, cash equivalents, and short-term investments ...........................................................	105.6	112.8	113.5
Other ..............................................................................................................................................	8.0	5.9	3.6
Total investment income ...............................................................................................................	2,563.5	2,314.5	1,855.5
Investment expenses .....................................................................................................................	(147.6)	(122.1)	(98.3)
Net investment income .....................................................................................................................	$2,415.9	$2,192.4	$1,757.2
____________________
(1)For the years ended 2025, 2024 and 2023, the balance included $(416.0), $(324.7), and $(260.3), respectively, of amortization of option costs under IAC 191-97. Refer to Note 2 for further discussion.
Investment income due and accrued that is over 90 days past due is nonadmitted, except for mortgage loans in default. See
Note 2 for the accounting policy related to accrued investment income on mortgage loans. Admitted amounts are reported in accrued investment income on the balance sheets. The components of accrued investment income are as follows:

	As of December 31,
	2025	2024
Gross accrued investment income ..........................................................................................................................	$421.8	$365.0
Nonadmitted accrued investment income ..............................................................................................................	(8.0)	(2.9)
Accrued investment income ........................................................................................................................................	$413.8	$362.1
The following table summarizes the realized capital gains (losses) from investment sales, dispositions, and write downs:

	For the Year Ended December 31,
	2025	2024	2023
Bonds ............................................................................................................................................	$(14.8)	$(46.9)	$(138.0)
Preferred and common stocks ..................................................................................................	63.5	55.2	32.5
Derivatives and other invested assets .....................................................................................	33.6	61.5	87.0
Realized capital gains (losses) before federal income taxes and transfer from IMR ..........	82.3	69.8	(18.5)
Federal income tax benefit (expense) ........................................................................................	(12.7)	(8.4)	19.7
Amount transferred to the IMR .....................................................................................................	13.9	43.4	101.3
Net realized capital gains (losses) .................................................................................................	$83.5	$104.7	$102.5
25
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following table presents the proceeds from sales of bonds (excluding call and maturity proceeds), and the gross gains and losses realized on those sales:

	For the Year Ended December 31,
	2025	2024	2023
Proceeds from sales of bonds ......................................................................................................	$3,993.0	$3,919.2	$5,079.9
Gross gains .....................................................................................................................................	26.2	21.7	28.8
Gross losses .....................................................................................................................................	(27.0)	(47.7)	(137.1)
26
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Unrealized Losses and OTTI
The following tables summarize gross unrealized losses and fair values of the Company’s bonds, preferred stocks, and common stocks, presented by length of time that individual securities have been in a continuous loss position. Beginning in 2025, the table below has been updated to be presented in accordance with the PBBD.

	As of December 31, 2025
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds:
ICO:
U.S. government obligations	$310.4	$(0.4)	9	$86.1	$(3.6)	7
Non-U.S. sovereign jurisdiction	—	—	—	207.4	(26.5)	18
Municipal bonds - general obligations (direct and guaranteed)	1.2	—	1	20.4	(1.9)	6
Municipal bonds - special revenues	12.8	—	4	314.6	(26.9)	45
Project finance bonds issued by operating entities - unaffiliated	1.3	—	1	—	—	—
Corporate bonds - unaffiliated	2,174.6	(29.0)	304	7,527.1	(877.5)	1,012
Single entity-backed obligations - unaffiliated	50.2	(0.4)	2	94.4	(8.8)	16
SVO-identified bond exchange traded funds - systemic value	166.3	(1.0)	2	4.8	(0.1)	1
Bank loans - acquired - unaffiliated	147.6	(3.4)	99	30.9	(3.4)	38
Other issuer credit obligations - unaffiliated	4.0	—	9	59.4	(6.6)	4
Total ICO	2,868.4	(34.2)	431	8,345.1	(955.3)	1,147
ABS:
Agency CMBS and RMBS - guaranteed and not/partially guaranteed	2.1	(0.1)	5	116.7	(27.8)	26
Non-agency CMBS - unaffiliated	49.6	(0.4)	18	89.6	(11.3)	37
Non-agency RMBS - unaffiliated	64.0	(0.5)	10	67.1	(2.1)	18
Non-agency CLOs/CBOs/CDOs - unaffiliated	2,355.7	(7.2)	168	157.0	(6.5)	41
Other financial ABS - unaffiliated	33.7	(0.5)	14	58.5	(4.2)	5
Other financial ABS - unaffiliated (not self- liquidating)	0.6	—	1	—	—	—
Equity-backed securities - unaffiliated (not self-liquidating)	8.1	(0.1)	2	—	—	—
Lease-backed transactions - unaffiliated (full analysis)	17.8	(0.2)	1	—	—	—
Lease-backed transactions - unaffiliated (practical expedient)	26.4	(1.4)	4	280.4	(23.3)	35
Other non-financial ABS - unaffiliated (full analysis)	17.7	(0.2)	2	110.0	(2.1)	5
Other non-financial ABS - unaffiliated (practical expedient)	127.0	(0.4)	20	69.1	(3.8)	4
Total ABS	2,702.7	(11.0)	245	948.4	(81.1)	171
Total bonds .................................................................	5,571.1	(45.2)	676	9,293.5	(1,036.4)	1,318
Preferred stocks .........................................................	—	—	—	63.0	(18.3)	5
Unaffiliated common stocks ....................................	56.6	(6.6)	10	—	—	4
Total ...............................................................................	$5,627.7	$(51.8)	686	$9,356.5	$(1,054.7)	1,327
27
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2024
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds:
U.S. government and agencies ...........................	$173.8	$(2.8)	11	$82.4	$(7.3)	7
Foreign governments and agencies....................	—	—	—	45.9	(12.8)	5
States, territories, and possessions ....................	—	—	—	3.1	—	1
Political subdivision ................................................	18.0	(1.1)	4	23.1	(2.2)	6
Special revenue and assessments .....................	39.6	(0.6)	10	350.8	(38.3)	54
Industrial and miscellaneous ................................	4,298.1	(100.2)	676	9,304.5	(1,141.2)	1,205
Hybrid securities .....................................................	34.1	(0.2)	4	140.5	(10.8)	12
Collateralized loan obligation ...............................	1,015.7	(2.9)	68	254.5	(11.3)	61
Mortgage- and asset-backed securities .............	480.6	(5.8)	78	1,459.7	(146.7)	212
Total bonds .................................................................	6,059.9	(113.6)	851	11,664.5	(1,370.6)	1,563
Preferred stocks ........................................................	—	—	—	65.8	(5.6)	6
Affiliated common stocks .........................................	43.3	(0.7)	1	—	—	—
Unaffiliated common stocks ....................................	28.2	(0.7)	6	—	—	3
Total ...............................................................................	$6,131.4	$(115.0)	858	$11,730.3	$(1,376.2)	1,572
The Company reviewed its investments with unrealized losses as of December 31, 2025 and 2024 in accordance with its impairment policy. The Company’s evaluation determined, after the recognition of OTTI, that the remaining declines in fair value were temporary, and the Company did not intend to sell these securities at an amount below the carrying value prior to maturity
(or recovery). For bonds carried at amortized cost, the Company expects to recover the entire amortized cost basis.
The Company uses both quantitative and qualitative criteria to review all securities in its holdings. Based on the Company's experience, investments with amortized cost exceeding estimated fair value by less than 20% do not typically represent a significant risk of impairment under normal market conditions. For those with amortized cost exceeding estimated fair value by over 20% and those that were downgraded by a rating agency, the Company compares the security's implied credit spread to the benchmark spread for bonds with significant credit risk. If the security's spread exceeds the defined tolerance compared to this benchmark, the Company further analyzes the decrease in fair value to determine whether it is an OTTI by considering, among other factors, the following:
•Extent of downgrades of the security by a rating agency;
•Extent and duration of the decline in fair value below cost or amortized cost;
•Financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential, or compliance with terms and covenants of the security;
•Changes in the financial condition of the security’s underlying collateral;
•Nonpayment of scheduled interest, or the reduction or elimination of dividends; and
•Other indications that a credit loss has occurred.
For bonds and preferred stocks, the Company concludes an OTTI has occurred if a security is underwater and there is an intent to sell the security, or it is more likely than not that the Company will be required to sell the security prior to recovery of its amortized cost, considering any regulatory developments, prepayment or call notifications, and the Company's liquidity needs.
For OTTI on bonds other than ABS, referred to as loan-backed and structured securities prior to 2025, an impairment loss equal to the difference between the bond’s carrying value and its fair value is recognized within the statements of operations.
ABS, referred to as loan-backed and structured securities prior to 2025, are considered other-than-temporarily impaired when the
Company has concluded it does not have the intent and ability to retain the security for sufficient time to recover the amortized cost basis, it intends to sell the security prior to maturity at an amount below the carrying value, or it does not expect to recover the entire amortized cost basis even if it has the intent and ability to hold.
When an OTTI has occurred due to the Company’s intent to sell the security or the Company has assessed it does not have the intent and ability to retain the security until sufficient time to recover the amortized cost basis, an impairment loss equal to the difference between the security's carrying value and its fair value is recognized within the statements of operations.
28
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
When an OTTI has occurred because the Company does not expect to recover the entire cost basis, even if the Company has the intent and ability to hold the security, an impairment loss equal to the difference between the security's carrying value and its estimated recovery value is recognized within the statements of operations. The estimated recovery value is calculated as the present value of cash flows expected to be collected, discounted at the effective rate immediately prior to the recognition of the
OTTI.
To determine the recovery value of an ABS, referred to as loan-backed and structured securities prior to 2025, the Company performs an analysis related to the underlying issuer including, but not limited to, the following:
•Expected cash flows from the security;
•Creditworthiness;
•Delinquency, debt-service coverage, and loan-to-value ratios on the underlying collateral;
•Underlying collateral values, vintage year, and level of subordination;
•Geographical concentrations; and
•Susceptibility to prepayment due to changes in the interest rate environment.
The Company records OTTI charges on bonds, unaffiliated common stock, and preferred stock as net realized capital losses on the statements of operations. The largest write-downs were from investments in the following sectors:

	For the Year Ended December 31,
	2025		2024		2023
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Industrials .............................................................	$6.8	43.1%	$2.0	12.6%	$—	—%
Financials .............................................................	5.6	35.3	3.9	24.4	2.9	14.0
Consumer discretionary .....................................	1.3	8.5	0.7	4.0	1.1	5.4
Health care ...........................................................	1.0	6.1	—	—	—	—
U.S. government (1) ...........................................	0.6	3.7	5.7	35.2	16.5	79.4
Communications ..................................................	0.2	1.5	0.5	3.0	—	—
Utilities ...................................................................	—	—	0.8	4.7	—	—
Energy ...................................................................	—	—	1.9	11.5	—	—
Other .....................................................................	0.3	1.8	0.7	4.6	0.3	1.2
Impairment losses recognized in earnings ........	$15.8	100.0%	$16.2	100.0%	$20.8	100.0%
____________________
(1)Impairments on U.S. government securities are due to the Company's intent to sell and reflect the impact of interest rate movements.
Based on NAIC ratings as of December 31, 2025 and 2024, the Company held below-investment-grade bonds with fair values of
$1,627.8 and $1,742.5, respectively, and book/adjusted carrying values of $1,639.5 and $1,774.5, respectively. These holdings amounted to 4.4% and 5.4% of the Company’s investments in bonds at fair value as of December 31, 2025 and 2024, respectively.
29
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Restricted Assets
The table below provides a summary of restricted assets at book/adjusted carrying value:

	As of December 31,
	2025			2024
	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets
Restricted assets in connection with reinsurance transactions (1) (2) .........................	$—	—%	—%	$18,663.8	32.4%	32.6%
Assets held under modified coinsurance reinsurance agreements (2)	24,650.8	37.1	37.8	—	—	—
Assets held under funds withheld reinsurance agreements (2) (3)	1,008.0	1.5	1.5	—	—	—
FHLB DM capital stock .......................................	189.3	0.3	0.3	166.8	0.3	0.3
State deposits .......................................................	11.3	—	—	5.9	—	—
Pledged collateral to FHLB DM	6,813.8	10.3	10.4	6,213.8	10.8	10.9
Other pledged collateral ......................................	95.1	0.1	0.2	169.1	0.3	0.3
Total restricted assets ............................................	$32,768.3	49.3%	50.2%	$25,219.4	43.8%	44.1%
____________________
(1)Includes bonds, stocks, mortgage loans, cash, and other invested assets contractually restricted to use related to the Company's reinsurance transactions.
(2)Due to the adoption of Statutory Ref. No. 2024-20, the restricted assets in connection with reinsurance transactions line was bifurcated into two lines based on the type of reinsurance agreement.
(3)The funds withheld restricted assets, including those under modified coinsurance, include 0.68% of assets that were affiliated with reinsurers.
Funding Agreements with Federal Home Loan Bank of Des Moines
The Company is a member of the FHLB DM. Membership allows access to the FHLB DM's funding services, which provide an alternative liquidity source, including the ability to obtain loans and issue funding agreements that are collateralized by qualifying assets. The Company has issued funding agreements to the FHLB DM to support an institutional spread program, where the
Company earns income primarily from the difference between investment income earned and interest paid on the funding agreements. Maximum borrowing capacity varies based on a percentage of total assets, subject to availability of eligible collateral and internal authorization limits. Eligible collateral includes mortgage loans, agency CMBS-guaranteed, agency RMBS-
guaranteed, and U.S. government obligations.
The table below presents amounts related to FHLB DM:

	As of December 31,
	2025	2024
Membership stock – Class B (1) .........................................................................................................	$10.0	$10.0
Activity stock ..........................................................................................................................................	179.3	156.8
Total ............................................................................................................................................................	$189.3	$166.8

Outstanding funding agreements (2) ....................................................................................................	$3,985.4	$3,485.6
Collateral held at FHLB DM, at carrying value (3) ..............................................................................	6,813.8	6,213.8
Actual or estimated borrowing capacity as determined by the Company .......................................	5,224.2	4,578.9
____________________
(1)Class B membership stock is not eligible for redemption.
(2)The outstanding funding agreements as of December 31, 2025 and 2024 represent the total reserves established, which was recorded in liability for deposit-type contracts on the balance sheets. The outstanding funding agreements as of December 31, 2025 and 2024 also represent the maximum amount outstanding during the years ended December 31, 2025 and 2024, respectively. The Company does not have any prepayment obligations related to the outstanding funding agreements.
(3)As of December 31, 2025 and 2024, the fair value of the Company's collateral held at FHLB DM was $6,512.9 and $5,720.3, respectively. The carrying value and fair value also represent the maximum amount pledged during the years ended December 31, 2025 and 2024, respectively.
30
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Low-Income Housing Tax Credits
The Company held LIHTC investments of $151.3 and $158.7 as of December 31, 2025 and 2024, respectively. As of December
31, 2025, the Company had up to 13 remaining years of unexpired credits related to LIHTC investments. The Company's remaining required holding period for these investments was between 1 and 17 years as of December 31, 2025.
The Company recognized LIHTC of $7.2, $3.3, and $4.1 during the years ended December 31, 2025, 2024, and 2023, respectively. As of December 31, 2025, the Company had remaining commitments of $112.0 to its LIHTC investments. These properties are not currently subject to any regulatory review.
4. Mortgage Loans
The Company's mortgage loan portfolio is secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The Company's mortgage loan portfolio is considered a single portfolio segment and class of financing receivables, which is consistent with how the Company assesses and monitors the risk and performance of the portfolio. A large majority of these loans have personal guarantees, and all mortgaged properties are inspected annually.
The Company's mortgage loan portfolio is diversified by geographic region, loan size, and scheduled maturity. As of December
31, 2025, the states with the largest concentration of the Company's mortgage loans were California and Texas, comprising
25.2% and 11.0%, respectively, of total outstanding principal.
The maximum and minimum lending rates for mortgage loans issued during 2025 were 9.3% and 5.5%, respectively. The maximum and minimum lending rates for mortgage loans issued during 2024 were 9.1% and 5.0%, respectively. The maximum and minimum lending rates for mortgage loans issued during 2023 were 8.8% and 4.3%, respectively.
Loans are underwritten based on loan-to-value (LTV) ratios and debt-service coverage ratios (DSCR), as well as detailed market, property, and borrower analyses. The LTV and DSCR are used by the Company to determine the internal credit quality of mortgage loans. The LTV ratio compares the carrying value of the loan to the fair value of the underlying collateral. The DSCR compares a property's net operating income to its debt-service payments. Generally, a lower LTV ratio and higher DSCR indicate a higher quality loan. The Company updates each loan's LTV ratio every quarter based on the carrying value of the property, while property information (such as property value and income for DSCR) is updated annually, primarily during the third quarter.
The maximum LTV for any one loan was 83.0% and 76.9% for loans funded during the years ended December 31, 2025 and
2024, respectively. The weighted average LTV ratio for the Company’s mortgage loan portfolio was 48.1% and 46.6% as of
December 31, 2025 and 2024, respectively.
The following table sets forth the Company's mortgage loans by credit quality indicator:

	As of December 31, 2025			As of December 31, 2024
	DSCR			DSCR
LTV ratio	1.50x or Greater	Less Than 1.50x	Total	1.50x or Greater	Less Than 1.50x	Total
Less than 65% ...........................................	$7,036.7	$1,733.9	$8,770.6	$7,255.4	$785.3	$8,040.7
Between 65% and 80% ............................	288.3	840.9	1,129.2	299.6	487.4	787.0
Greater than 80% ......................................	—	117.1	117.1	24.9	24.7	49.6
Total commercial mortgage loans ..............	$7,325.0	$2,691.9	10,016.9	$7,579.9	$1,297.4	$8,877.3
Other mortgage loans, net ..........................			23.2			23.3
Total ...................................................................			$10,040.1			$8,900.6
Non-performing loans, defined generally as those in default or close to being in default, are monitored for collectibility. Loans are specifically evaluated for impairment if the Company considers it probable that amounts due according to the terms of the loan agreement will not be collected or if the loan is modified in a troubled debt restructuring. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, or non-performing, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset. As of December 31, 2025, two loans with a total unpaid principal balance of $12.3 were considered non-performing. As of December 31, 2024, one loan with an outstanding principal balance of $2.1 was considered impaired and non-performing, for which the Company took possession of the real estate collateral in the first quarter of 2025.
31
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
5. Derivative Instruments
The Company uses derivative financial instruments to hedge certain portions of its exposure to equity market risk, interest rate risk, and foreign currency exchange risk. Derivative instruments may be exchange-traded or contracted in the over-the-counter
(OTC) market. The Company has established policies for managing its derivatives, including prohibitions on derivatives market-
making and other speculative derivatives activities.
Derivative Exposures
The following tables present the notional amounts, carrying amounts, and fair values of the Company’s derivative assets and liabilities. On the balance sheet, derivative contracts in a liability position are included in other liabilities.

	As of December 31, 2025
		Carrying Amount		Fair Value
	Notional	Assets	Liabilities	Assets	Liabilities
Derivatives designated as cash flow hedges:
Interest rate swaps .................................................................	$4,789.9	$—	$—	$39.1	$64.8
Cross currency swaps............................................................	882.6	18.2	36.1	21.1	17.1
Treasury bond forwards .........................................................	227.8	—		—	29.2
Treasury locks .........................................................................	42.0	—		—	4.1
Derivatives not designated as hedges:
Index options ...........................................................................	14,119.1	410.3	8.8	751.7	9.3
Interest rate caps and floors .................................................	605.2	—	—	—	—
Free-standing interest rate swaps .......................................	131.1	1.1	—	1.1	—
Futures .....................................................................................	36.2	7.6	0.3	7.6	0.3
Foreign exchange forwards ..................................................	34.4	—	0.2	—	0.2
Total derivatives .........................................................................	$20,868.3	$437.2	$45.4	$820.6	$125.0

	As of December 31, 2024
		Carrying Amount		Fair Value
	Notional	Assets	Liabilities	Assets	Liabilities
Derivatives designated as cash flow hedges:
Interest rate swaps .................................................................	$3,756.5	$—	$—	$4.9	$135.4
Cross currency swaps............................................................	861.6	61.3	2.3	64.6	0.3
Treasury bond forwards .........................................................	341.9	—	—	—	40.2
Treasury locks .........................................................................	85.5	—	—	—	8.0
Derivatives not designated as hedges:
Index options ...........................................................................	12,985.2	331.9	4.8	559.4	6.8
Interest rate caps and floors .................................................	1,132.7	0.1	18.1	0.1	18.1
Futures .....................................................................................	47.0	11.3	0.9	11.3	0.9
Foreign exchange forwards ...................................................	21.9	0.4	—	0.4	—
Total derivatives .........................................................................	$19,232.3	$405.0	$26.1	$640.7	$209.7
Interest Rate Swaps
The Company uses interest rate swaps as part of its interest rate risk management strategy. In an interest rate swap transaction, the Company agrees with other parties to exchange, at specified intervals, the difference between floating-rate and fixed-rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company primarily uses interest rate swaps to synthetically convert variable rate bonds, including investments in collateralized loan obligations, to fixed-rate bonds.
These derivatives qualify and are designated as cash flow hedges.
32
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Cross Currency Swaps
The Company uses cross currency swaps as part of its foreign currency risk management strategy to reduce foreign exchange rate risk with respect to the Company's investments denominated in foreign currencies. In a cross currency swap transaction, the
Company agrees with other parties to exchange, at specified intervals, one currency for another at a specified rate of exchange.
Generally, the notional amount of each currency is exchanged at the maturity of the currency swap by each party. Cross currency swaps derivatives qualify and are designated as cash flow hedges.
Treasury Bond Forwards and Treasury Locks
The Company uses treasury bond forwards and treasury locks as part of its interest rate risk management strategy. In a bond forward, the Company agrees to buy or sell a bond at a fixed price on the maturity date. In a treasury lock, the Company agrees to make or receive a payment based upon the difference between the strike rate and current issuance rates. The Company primarily uses treasury bond forwards and treasury locks to mitigate fluctuations in expected interest income. These derivatives qualify and are designated as cash flow hedges.
Equity Market Contracts – Indexed and Index-linked Products
The Company uses index call options and futures as part of its equity market risk management strategy. The Company offers indexed and index-linked products that permit the contract holder to allocate all or a portion of their account value to an indexed component that credits interest based on the performance of an index, subject to caps, floors, or performance margins set by the
Company. The contract holders may elect to rebalance index options at renewal dates, typically annually. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing revised cap rates or performance margins, subject to contractual guarantees. The Company transacts in index call options and futures according to the portfolio allocation decisions of the contract holders such that the Company is economically hedged with respect to equity returns for the current interest term. These derivatives are not designated for hedge accounting.
Interest Rate Caps and Floors
The Company uses interest rate caps and floors as part of its interest rate risk management strategy pertaining to floating-rate investments. The Company will generally take a long position using an interest rate floor to hedge against the risk of falling reference rates, and may choose to partially or fully finance such floor by taking a short position using an interest rate cap. When done in combination, the long floor and short cap combination is referred to as a collar. The collar provides protection against reference rates falling below the floor’s strike price, but also results in the Company forfeiting potential gains should the reference rates rise above the cap’s strike price. The Company does not designate these derivatives for hedge accounting.
Collateral Arrangements
The Company’s derivative contracts are primarily non-centrally-cleared OTC instruments that are governed by an International
Swaps and Derivatives Association (ISDA) Master Agreement. For each Master Agreement, the Company and the counterparty have also entered into a credit support annex (CSA) to reduce the risk of counterparty default in derivative transactions. The CSA requires either party to post cash collateral or other financial assets in accordance with the net exposure from all derivative contracts between the parties. The amount of net exposure is the difference between the derivative contract's fair value and the fair value of the collateral held for the CSA with each counterparty. Collateral amounts required to be posted or received are determined daily based on the net exposure with each counterparty under a master netting agreement.
The Company does not offset recognized collateral amounts pledged or received against the fair value amounts recognized for derivative contracts on the balance sheets.
For non-centrally-cleared instruments, the Company is subject to uncleared margin rules, which under certain circumstances, may require the Company to post or collect initial margin for bilateral OTC derivatives with one or more counterparties. As of
December 31, 2025 and 2024, the Company posted initial margin of $26.6 and $18.9, respectively, related to its non-centrally-
cleared derivatives. These amounts are not reflected in collateral presented in the tables below.
For certain centrally-cleared instruments, the Company is required to post initial margin, which is determined at contract inception, as well as variation margin, which is based on the fair value of the derivative contracts and generally determined on a daily basis. As of December 31, 2025 and 2024, the Company posted initial margin of $44.3 and $36.6, respectively, related to its centrally-cleared derivatives. These amounts are not reflected in collateral presented in the tables below.
In the balance sheets, the Company recognizes cash collateral received in cash, cash equivalents, and short-term investments and the obligation to return cash collateral as a liability. Non-cash collateral received is not recognized in the balance sheets. In the event of default, the counterparty relinquishes claim to the assets pledged as collateral and the Company recognizes the collateral as its own asset recorded at fair value, or, in the case of cash collateral, derecognizes its obligation to return collateral.
33
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following table presents the potential effect of netting arrangements on the Company's balance sheets:

		Gross Amounts Not Offset on the Balance Sheets
	Fair Value	Financial Instruments (1)	Cash Collateral Received/ Pledged (2)	Net Amount	Securities Collateral Received/ Pledged(3)	Net Amount After Securities Collateral
December 31, 2025
Derivative assets ..........................................	$820.6	$(103.6)	$(365.6)	$351.4	$(344.0)	$7.4
Derivative liabilities .....................................	125.0	(103.6)	(21.4)	—	—	—
December 31, 2024
Derivative assets ..........................................	$640.7	$(165.2)	$(173.0)	$302.5	$(277.1)	$25.4
Derivative liabilities ......................................	209.7	(165.2)	(7.9)	36.6	(34.8)	1.8
____________________
(1)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the balance sheet.
(2)The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.
(3)Securities collateral received from counterparties is not reported on the balance sheets and may or may not be sold or re-pledged unless the counterparty is in default. Amounts do not include excess of collateral pledged or received.
6. Fair Value of Financial Instruments
The Company determines the fair value of its financial instruments based on the fair value hierarchy, which favors the use of observable inputs over the use of unobservable inputs when measuring fair value. The Company uses the same pricing methodology and sources as utilized for obtaining GAAP fair values.
The Company has categorized its financial instruments into the three-level hierarchy, which gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level assigned to a fair value measurement is based on the lowest-level input that is significant to the measurement. The fair value measurements for the Company's financial instruments are categorized as follows:
•Level 1 – Unadjusted quoted prices in active markets for identical instruments.
•Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations whose inputs are observable, and market corroborated inputs.
This category includes those financial instruments that are valued using industry-standard pricing methodologies or models. All significant inputs are observable or derived from observable information in the marketplace.
•Level 3 – Fair value estimates whose significant inputs are unobservable. This includes financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this may also utilize estimates based on non-binding broker quotes.
34
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following tables present financial instruments carried at fair value:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds....................................................................................................................	$—	$0.5	$—	$0.5
Preferred stocks ..................................................................................................	—	204.0	—	204.0
Unaffiliated common stocks ..............................................................................	516.3	—	189.3	705.6
Other invested assets (1) ..................................................................................	—	43.3	2.5	45.8
Derivatives ...........................................................................................................	7.6	135.1	24.0	166.7
Separate account assets (2) .............................................................................	1,080.9	1,293.6	0.4	2,374.9
Total assets at fair value .......................................................................................	$1,604.8	$1,676.5	$216.2	$3,497.5

Liabilities at fair value:
Derivatives ...........................................................................................................	$0.3	$5.2	$0.9	$6.4
Separate account liabilities ...............................................................................	—	171.9	—	171.9
Total liabilities at fair value ...................................................................................	$0.3	$177.1	$0.9	$178.3
____________________
(1)Does not include amounts related to partnership investments (primarily private debt, private equity, and hedge funds investments) that are measured using the NAV practical expedient. The fair value of these investments was $590.0 as of December 31, 2025. These investments have varying investment strategies, and redemption terms and conditions.
(2)Does not include amounts related to invested assets that are measured using the NAV as a practical expedient. The fair value of these investments was $51.1 as of December 31, 2025.

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value: (1)
Bonds....................................................................................................................	$—	$4.4	$—	$4.4
Preferred stocks ..................................................................................................	—	53.2	—	53.2
Unaffiliated common stocks ..............................................................................	374.2	—	166.8	541.0
Derivatives ...........................................................................................................	11.3	101.5	10.9	123.7
Separate account assets (2) .............................................................................	1,121.7	771.7	5.5	1,898.9
Total assets at fair value .......................................................................................	$1,507.2	$930.8	$183.2	$2,621.2

Liabilities at fair value:
Derivatives ...........................................................................................................	$0.9	$18.3	$0.7	$19.9
Separate account liabilities ...............................................................................	—	113.2	0.2	113.4
Total liabilities at fair value ...................................................................................	$0.9	$131.5	$0.9	$133.3
____________________
(1)Does not include amounts related to partnership investments (primarily private debt, private equity, and hedge funds investments) that are measured using the NAV practical expedient. The fair value of these investments was $520.4 as of December 31, 2024. These investments have varying investment strategies, and redemption terms and conditions.
(2)Does not include amounts related to alternative investments that are measured using the NAV practical expedient. The fair value of these investments was $16.7 as of December 31, 2024. These investments have varying investment strategies, and redemption terms and conditions.
35
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following tables present the book/adjusted carrying values and corresponding fair values of financial instruments subject to fair value disclosure requirements, categorized by the fair value hierarchy described above:

	As of December 31, 2025
	Carrying Values	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Bonds ........................................................................................	$37,829.0	$37,168.4	$184.1	$36,387.8	$596.4
Preferred stocks ......................................................................	216.2	216.2	—	216.2	—
Unaffiliated common stocks ..................................................	705.6	705.6	516.3	—	189.3
Mortgage loans .......................................................................	10,040.1	9,807.5	—	—	9,807.5
Other invested assets (1) ......................................................	231.5	155.3	—	89.5	65.8
Cash, cash equivalents, and short-term investments .......	2,423.6	2,423.7	1,788.8	634.9	—
Derivatives ...............................................................................	437.2	820.6	7.6	745.6	67.4
Separate account assets (2) .................................................	11,002.2	10,423.1	1,263.1	8,129.2	1,030.8
Financial liabilities:
Derivatives ...............................................................................	45.4	125.0	0.3	123.6	1.1
Separate account liabilities ...................................................	169.8	171.9	—	171.9	—
Deposit-type contracts ...........................................................	4,957.3	4,955.1	—	—	4,955.1
____________________
(1)Does not include amounts related to partnership investments (primarily private debt, private equity, and hedge funds investments) that are measured using the NAV practical expedient. The fair value of these investments was $613.9 as of December 31, 2025. These investments have varying investment strategies, and redemption terms and conditions.
(2)Does not include amounts related to invested assets that are measured using the NAV as a practical expedient. The fair value of these investments was $53.1 as of December 31, 2025.

	As of December 31, 2024
	Carrying Values	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Bonds ........................................................................................	$33,803.1	$32,555.0	$168.3	$31,599.5	$787.2
Preferred stocks ......................................................................	110.7	105.1	—	105.1	—
Unaffiliated common stocks ..................................................	541.0	541.0	374.2	—	166.8
Mortgage loans .......................................................................	8,900.6	8,392.9	—	—	8,392.9
Other invested assets (1) ......................................................	190.6	92.1	—	26.4	65.7
Cash, cash equivalents, and short-term investments .......	1,641.6	1,641.7	1,387.8	253.9	—
Derivatives ...............................................................................	405.0	640.7	11.3	589.4	40.0
Separate account assets (2) .................................................	9,602.1	8,789.4	1,236.2	6,733.4	819.8
Financial liabilities:
Derivatives ...............................................................................	26.1	209.7	0.9	207.8	1.0
Separate account liabilities ...................................................	106.7	113.4	—	113.2	0.2
Deposit-type contracts ...........................................................	4,550.0	4,638.4	—	—	4,638.4
____________________
(1)Does not include amounts related to partnership investments (primarily private debt, private equity, and hedge funds investments) that are measured using the NAV practical expedient. The fair value of these investments was $520.4 as of December 31, 2024. These investments have varying investment strategies, and redemption terms and conditions.
(2)Does not include amounts related to invested assets that are measured using the NAV as a practical expedient. The fair value of these investments was $16.7 as of December 31, 2024.
Financial Instruments Measured at Fair Value on a Recurring Basis
Unaffiliated Common Stocks
The Company's unaffiliated common stocks primarily include FHLB DM common stock and publicly traded common stocks. The
FHLB DM common stock has no readily available market information to support pricing. The value is based on redeemable par
36
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
value and is therefore classified as a Level 3 measurement. The publicly traded common stocks are based on quoted market prices in active markets for identical assets and are classified as a Level 1 measurement.
Derivatives
A majority of the derivatives are index options that consist primarily of Standard & Poor's 500 Index® (S&P 500) options. The fair values of these index options were determined using option pricing models. Significant inputs include index implied volatilities, index dividend yields, index prices, a risk-free rate, option term, and strike price. As these inputs are observable, most index options are classified as a Level 2 measurement. Options without public and observable inputs are classified as a Level 3 measurement.
Separate Account Assets and Liabilities
Separate account assets related to the Company's variable products are primarily invested in mutual funds with published NAVs and are classified as a Level 1 measurement. Separate account assets and liabilities related to the Company's RILA products include investments in stocks and derivatives, which are valued using the same methodologies described above.
Other Financial Instruments Subject to Fair Value Disclosure Requirements
Bonds
Bonds are primarily classified as Level 2 measurements. To make this assessment, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominately utilizes third-party independent pricing services that use evaluated pricing models to assist management in determining the fair value of its bonds.
As many of these bonds do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing to prepare valuations. The significant inputs for these bond valuations include benchmark U.S. Treasury or other yields, spread off the U.S. Treasury yield curve for identical securities, reported trades, broker-dealer quotes, comparable securities that are actively traded, issuer spreads, two-sided markets, benchmark securities, bids, offers, and other reference data, including market research publications. In addition, for mortgage- and asset-backed securities, the pricing services use models and processes to develop prepayment and interest rate scenarios. The pricing services monitor market indicators, industry and economic events, and their models take into account market convention.
In situations where the Company is unable to obtain sufficient market-observable information upon which to estimate the fair value of a particular security, fair values are determined using internal pricing models that typically utilize significant, unobservable market inputs or inputs that are difficult to corroborate with observable market data. Such measurements are classified as Level 3 and typically include private placements and other securities that pricing services are unable to price.
Preferred Stocks
The fair values of preferred stocks are valued by pricing services utilizing evaluated pricing models. These valuations are created based on benchmark curves using industry standard inputs and exchange prices of underlying securities of the same issuer. As these inputs are considered observable, preferred stocks are classified as a Level 2 measurement.
Mortgage Loans
The fair values of the Company’s mortgage loans are determined by discounting the projected future cash flows using a discount rate equal to the risk-free rate plus a valuation spread. The valuation spread is an unobservable input that includes management's assumptions of the impact of credit risks. Significant increases or decreases in this spread results in significant changes in fair value; therefore, mortgage loans are classified as a Level 3 measurement.
Other Invested Assets
Other invested assets consist primarily of limited partnership investments, including private debt, private equity, hedge fund investments, as well as tax credit investments, residual tranches, and capital and surplus notes.
The majority of the LP investments and residual tranches are not traded in an active market and qualify to be measured using
NAV as a practical expedient. Certain LP investments and residual tranches are priced by independent pricing services utilizing evaluated pricing models and are classified as a Level 2 measurement. Evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing to prepare valuations. The significant observable inputs for security evaluations include benchmark yields, reported trades, executable broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, new issues, prepayment speeds, and other reference data, including market research publications. Remaining residual tranches utilize significant unobservable inputs, and are therefore classified as a Level 3 measurement.
37
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Tax credit investments are limited partnerships established to fund affordable housing projects and other qualifying purposes, where the primary return on investment is in the form of income tax credits. The fair value of the tax credit interests is estimated based on the discounted future economic benefits over the remaining life of each investment, using a market rate of return based on similar investments observed by brokers. The future economic benefits are based on assumptions about the partnerships'
future performance and related tax benefits passed through to the Company, net of the Company's obligations to make future investment contributions. Because these estimates utilize significant unobservable inputs, investments in tax credit LPs are classified as a Level 3 measurement.
Cash, Cash Equivalents, and Short-Term Investments
Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with original maturities of three months or less at the time of purchase. Because cash equivalents are readily convertible to known amounts of cash, carrying value generally approximates fair value and are primarily classified as Level 1. Short-term investments consist of investments with an original maturity date of less than one year at the time of purchase. The majority of these investments are bonds which are classified as a Level 2 measurement.
Derivatives
Cross currency swaps and interest rate swaps are valued using an income approach. These swaps are priced using a discounted cash flow model. The significant inputs for cross currency swaps include the projected cash flows, currency spot rates, swap yield curve, and cross currency basis curve. As these inputs are observable, the cross currency swaps valuation is classified as a Level 2 measurement. The significant inputs for interest rate swaps include the projected cash flows, timing of payments, the discount rate, and the forward rate. As these inputs are observable, the interest rate swaps valuation is classified as a Level 2 measurement.
Separate Account Assets and Liabilities
Separate account assets related to the Company's fixed BOLI and RILA products primarily consist of bonds, commercial mortgage loans, derivatives, and cash that are valued using the same methodologies described above.
Deposit-type Contracts
Deposit-type contracts consist of FHLB DM funding agreements and certain annuities with payout provisions which do not include life contingencies within the scope of SSAP 100, Fair Value. The fair values for these investments are generally derived from the present value of liability cash flows. The significant inputs include the projected liability cash flows from actuarial cash flow testing models and discount rates that are representative of the Company's financial strength ratings. As these inputs are unobservable, they are classified as Level 3 investments.
Rollforward of Assets and Liabilities Measured and Reported as Level 3
The following table presents additional information about assets, excluding separate accounts, measured and reported at fair value and for which significant unobservable inputs (Level 3) were utilized to determine fair value:

	For the Year Ended December 31,
	2025	2024
Balance, beginning of period ..................................................................................................................	$177.7	$159.0
Total gains (losses) included in net income ......................................................................................	(16.7)	(9.2)
Total gains (losses) included in surplus .............................................................................................	5.5	(4.5)
Purchases ...............................................................................................................................................	51.7	90.4
Sales ........................................................................................................................................................	—	(49.4)
Settlements ............................................................................................................................................	(4.9)	(8.6)
Balance, end of period ............................................................................................................................	$213.3	$177.7
7. Reinsurance
Ceded Reinsurance Agreements
The Company remains liable to its policyholders to the extent that counterparties to reinsurance contracts do not meet their obligations. In the event of the reinsurer's insolvency, the Company would reclaim the withheld assets supporting the reserve liabilities. Reserve credit taken for all ceded reinsurance, including affiliated and unaffiliated, was $3,001.0 and $2,540.3 as of
December 31, 2025 and 2024, respectively. The Company's ceded reinsurance agreements are described below.
38
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Medical Stop-Loss
For business written or renewed after October 1, 2024, the Company cedes the excess of $4.0 per individual per policy period.
For business written or renewed between October 1, 2022 and October 1, 2024, the Company reinsured the excess of $3.25 per individual claim.
The Company has an 80% coinsurance with funds withheld arrangement to manage its risk-based capital position by ceding a majority of its medical stop-loss block of business, as well as new policies issued subsequent to January 1, 2019.
Starting in 2025, the Company cedes the morbidity risk on certain specific and aggregate medical stop-loss policies issued or renewed on or after January 1, 2025, up to $0.5 per individual over employer's retention. The Company has a funds withheld reinsurance agreement with a third-party reinsurer.
Group Life & DI
Starting in 2019, the Company primarily cedes group life mortality risk in excess of $0.40 per individual and line of coverage. The
Company reinsures morbidity risk in excess of $8.0 thousand of gross monthly benefit per life. The Company also has catastrophic coverage for group life policies.
DA and FIA
The Company has a 100% coinsurance with funds withheld arrangement to cede the guaranteed lifetime withdrawal benefits
(GLWB) riders on a block of FIA policies issued from January 1, 2021 through December 31, 2023.
The Company has a coinsurance with funds withheld arrangement to provide relief from U.S. statutory reserving strain under the commissioner's annuity reserve method (CARVM) for certain DA policies that were issued beginning January 1, 2024 to
December 31, 2026. This agreement cedes a quota share of each base policy's coverage benefits and the guaranteed minimum surrender value on an individual basis.
The Company has a reinsurance agreement to cede an 80% quota share of certain DA, FIA, and FIA with GLWB policies, including certain deposit-type liabilities. See Symetra Bermuda Re Ltd. Reinsurance Transactions discussion below.
The Company had a reinsurance agreement to manage its statutory capital position by ceding fixed deferred and fixed indexed annuities that have a guaranteed return of premium feature and were issued beginning in 2017. The Company recaptured the treaty as of October 1, 2023.
Income Annuities and Structured Settlements
The Company has a 100% modified coinsurance agreement (Income Annuities Inforce Reinsurance Transaction), which was effective as of July 1, 2018, to cede the Company's in-force block of income annuities issued prior to October 1, 2017, which included all of the Company's structured settlement annuities, and a smaller amount of retail SPIA. Under the terms of the agreement, future economic impacts of the reinsured business were transferred to the reinsurer, including interest rate risk, mortality risk, and credit risk on invested assets. As of December 31, 2025 and 2024, the related reserves were $4.3 billion and
$4.5 billion, respectively. The Company continues to service the reinsured business and hold the associated invested assets and policyholder liabilities on its balance sheets. The reinsurer is responsible for the management of invested assets, subject to investment management guidelines.
Associated with the Income Annuities Inforce Reinsurance Transaction, a portion of the ceding commission was recorded as an adjustment to liability for deposit-type contracts on the Company's balance sheets and is amortized over the life of the contracts into benefits expense. The withheld assets supporting the net statutory reserves of the reinsured business are reported as investments on the balance sheets and are legally owned by the Company.
The Company has the ability to offset amounts due to the reinsurer with amounts owed from the reinsurer, as well as access to amounts held in trust, which reduces the risk of loss.
Term and Universal Life
The Company's ceded reinsurance coverage varies by product, policy issue year, and issue age of the insured. For fully underwritten policies issued subsequent to April 2017, the Company retains up to a maximum of $5.0 per life. For fully underwritten policies issued between March 2013 and April 2017, the Company retains up to a maximum of $3.0 per life.
The Company has a 100% coinsurance with funds withheld reinsurance arrangement to manage its statutory capital position by ceding a block of term life insurance policies subject to principle-based reserving method issued subsequent to January 1, 2020 and a block of term life insurance policies subject to Regulation XXX issued prior to 2020. In 2025 and 2024, this agreement was
39
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
amended to change the target funds withheld percentages to economic reserve levels for certain term products, which resulted in additional financing at the amendment effective date.
The Company has a 30% coinsurance with funds withheld and a 70% yearly renewable term reinsurance arrangement to manage its statutory capital position by ceding a block of UL policies with secondary guarantees largely issued between January
2015 and December 2019.
The Company has a 100% coinsurance with funds withheld arrangement with a third-party reinsurer to manage its statutory capital position by ceding survivorship guaranteed universal life policies.
Intercompany Reinsurance Agreements
Symetra Bermuda Re Ltd. Reinsurance Transactions
The Company has an 80% modified coinsurance agreement (Deferred Annuity New Business Reinsurance Transaction) with
SBR, an affiliated Bermuda reinsurer wholly-owned by the Parent, to cede certain FIA and DA policies beginning January 1,
2022.
In 2024, the Company amended the agreement to expand the ceding scope to include FIA policies with GLWB beginning
January 1, 2024, and to permit reserve credit reinsurance arrangements.
In December 2025, the Company executed an amended and restated agreement with SBR which further allowed the Company to cede certain deposit-type liabilities.
On a quarterly basis, the Company pays premiums, net of surrenders and a ceding and expense allowance, to the reinsurer. The ceded premiums are recorded as premiums and annuity considerations, and the ceding and expense allowance received is recorded as commission and expense allowance on reinsurance ceded on the statements of operations. The withheld assets supporting the net statutory reserves of the reinsured business are reported as investments on the balance sheets and are legally owned by the Company. The associated invested assets and policyholder liabilities are held on the Company's balance sheets. As of December 31, 2025 and 2024, the amounts due to SBR for quarterly reinsurance settlements were $16.1 and
$104.6, respectively.
The following table presents significant reinsurance activities between the Company and SBR:

	For the Year Ended December 31,
	2025	2024	2023
Ceded premiums (1) .........................................................................................................................	$5,353.1	$5,116.3	$4,767.2
Ceded surrenders ..............................................................................................................................	(652.3)	(339.0)	(167.7)
Ceding and expense allowance ......................................................................................................	(345.7)	(346.4)	(304.6)
____________________
(1)Includes premiums related to internal exchanges.
As of December 31, 2025 and 2024, total ceded reserves to SBR were $20.1 billion and $13.3 billion, respectively.
In the event of the reinsurer's insolvency, the Company would reclaim the withheld assets supporting the reserve liabilities. The
Company has the ability to offset amounts due to the reinsurer with amounts owed from the reinsurer.
Other Intercompany Agreements
The Company has an excess loss reinsurance agreement with its subsidiary, Symetra National Life Insurance Company, to manage its statutory capital position by ceding survivorship guaranteed universal life policies.
The Company has a 100% coinsurance with funds withheld reinsurance agreement with its subsidiary, Symetra Reinsurance
Corporation. The Company ceded all net policy liabilities related to a block of universal life insurance policies with secondary guarantees issued on or before December 31, 2014. The balance of funds withheld was $248.1 and $236.5 as of December 31,
2025 and 2024, respectively.
Assumed Reinsurance Agreement
In conjunction with the Dearborn Acquisition on October 1, 2025, the Company executed a 100% coinsurance reinsurance transaction to assume Dearborn's group life, DI, and Trad and Term insurance in-force blocks.
40
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Reinsurance Recoverables
The Company evaluates the financial condition of its reinsurers to monitor its exposure to losses from reinsurers' insolvencies.
The Company analyzes reinsurance recoverables, net of assets held in trust and funds withheld required by the related reinsurance agreements, according to the credit ratings and financial health of its reinsurers and is not aware of any of its major reinsurers currently experiencing financial difficulties.
Excluding the Income Annuities Inforce Reinsurance Transaction and Symetra Bermuda Re Ltd. Reinsurance Transactions
discussed above, as of December 31, 2025, $1,616.4 of net reinsurance recoverables was related to four reinsurers, representing 95.0% of the total amount due from reinsurers. As of December 31, 2024, $1,226.7 of net reinsurance recoverables was related to four reinsurers, representing 93.6% of the total amount due from reinsurers. Of the total amounts due from reinsurers, 99.5% and 99.3%, was with reinsurers rated A- or higher by A.M. Best or S&P as of December 31, 2025 and 2024, respectively. The Company had no write-offs or reserves for uncollectible reinsurance in 2025 or 2024.
Premiums and Annuity Considerations
The following table sets forth the effect of reinsurance on premiums and annuity considerations. It is disaggregated by accident and health, and life insurance and annuity products.

	For the Year Ended December 31,
	2025	2024	2023
Direct life insurance in-force ............................................................................................................	$281,072.0	$222,946.1	$183,201.0

Direct:
Accident and health ........................................................................................................................	1,768.6	1,390.9	1,356.7
Life insurance ..................................................................................................................................	1,260.1	1,147.8	990.7
Annuity ..............................................................................................................................................	7,925.1	7,648.9	6,849.3
Total direct premiums ........................................................................................................................	10,953.8	10,187.6	9,196.7
Assumed:
Accident and health .........................................................................................................................	68.0	—	—
Life insurance ...................................................................................................................................	91.3	—	—
Total assumed premiums .................................................................................................................	159.3	—	—
Ceded:
Accident and health ........................................................................................................................	(1,085.6)	(795.9)	(824.8)
Life insurance ..................................................................................................................................	(186.4)	(197.1)	(146.4)
Annuity ..............................................................................................................................................	(5,439.0)	(5,269.6)	(4,697.1)
Total ceded premiums .......................................................................................................................	(6,711.0)	(6,262.6)	(5,668.3)
Net premiums and annuity considerations ....................................................................................	$4,402.1	$3,925.0	$3,528.4

Percentage of amount assumed to net ..........................................................................................	3.6%	—%	—%
Ceded reinsurance reduced the Company’s claims reported on the statements of operations by $1,051.5, $814.7, and $816.2 for the years ended December 31, 2025, 2024, and 2023, respectively.
41
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
8. Life and Annuity Reserves
Annuity Reserves and Deposit-type Liabilities
The following tables present the Company’s annuity reserves and deposit-type liabilities by withdrawal characteristics, including those held in separate account liabilities:

	As of December 31, 2025
Individual Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment ..........................................................................	$16,939.8	$—	$16,939.8	41.0%
At book value less surrender charge of 5% or more (1) ........................	11,958.7	4,311.3	16,270.0	39.4
At fair value ...................................................................................................	—	313.6	313.6	0.7
Total with adjustment or at fair value ...........................................................	28,898.5	4,624.9	33,523.4	81.1
At book value without adjustment (minimal or no charge or adjustment) ......................................................................................................	4,857.4	276.0	5,133.4	12.4
Not subject to discretionary withdrawal .......................................................	2,662.0	—	2,662.0	6.5
Total gross individual annuity actuarial reserves .........................................	36,417.9	4,900.9	41,318.8	100.0%
Less: reinsurance ceded ...............................................................................	710.2	—	710.2
Total net individual annuity actuarial reserves .............................................	$35,707.7	$4,900.9	$40,608.6
____________________
(1)Includes $2,641.1 general account and $466.4 non-guaranteed separate account that will have less than 5% surrender charge and thus be reported with the amounts at book value with minimal or no charge or adjustment for the first time within the year subsequent to December 31,
2025.

	As of December 31, 2025
Group Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment ..........................................................................	$46.2	$—	$46.2	8.2%
At fair value ...................................................................................................	—	140.2	140.2	25.0
Total with adjustment or at fair value ...........................................................	46.2	140.2	186.4	33.2
At book value without adjustment (minimal or no charge or adjustment) ......................................................................................................	374.8	—	374.8	66.7
Not subject to discretionary withdrawal .......................................................	0.6	—	0.6	0.1
Total group annuity actuarial reserves ..........................................................	$421.6	$140.2	$561.8	100.0%

	As of December 31, 2025
Deposit-type Contracts	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment ..........................................................................	$407.1	$—	$407.1	8.0%
At fair value ...................................................................................................	—	0.2	0.2	—
Total with adjustment or at fair value ...........................................................	407.1	0.2	407.3	8.0
At book value without adjustment (minimal or no charge or adjustment) ......................................................................................................	79.3	—	79.3	1.6
Not subject to discretionary withdrawal .......................................................	4,581.4	—	4,581.4	90.4
Total gross deposit-fund liabilities ...................................................................	5,067.8	0.2	5,068.0	100.0%
Less: reinsurance ceded ...............................................................................	32.9	—	32.9
Total net deposit-fund liabilities .......................................................................	$5,034.9	$0.2	$5,035.1
42
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2024
Individual Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment ..........................................................................	$14,012.4	$—	$14,012.4	39.1%
At book value less surrender charge of 5% or more (1) ........................	10,189.5	3,036.6	13,226.1	36.9
At fair value ...................................................................................................	—	303.8	303.8	0.8
Total with adjustment or at fair value ...........................................................	24,201.9	3,340.4	27,542.3	76.8
At book value without adjustment (minimal or no charge or adjustment) ......................................................................................................	5,568.5	122.6	5,691.1	15.9
Not subject to discretionary withdrawal .......................................................	2,612.6	—	2,612.6	7.3
Total gross individual annuity actuarial reserves .........................................	32,383.0	3,463.0	35,846.0	100.0%
Less: reinsurance ceded ...............................................................................	431.1	—	431.1
Total net individual annuity actuarial reserves .............................................	$31,951.9	$3,463.0	$35,414.9
____________________
(1)Includes $1,316.5 general account and $195.1 non-guaranteed separate account that will have less than 5% surrender charge and thus be reported with the amounts at book value with minimal or no charge or adjustment for the first time within the year subsequent to December 31,
2024.

	As of December 31, 2024
Group Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment .........................................................................	$51.8	$—	$51.8	8.6%
At fair value ..................................................................................................	—	151.5	151.5	25.0
Total with adjustment or at fair value ..........................................................	51.8	151.5	203.3	33.6
At book value without adjustment (minimal or no charge or adjustment) .....................................................................................................	401.9	—	401.9	66.3
Not subject to discretionary withdrawal .....................................................	0.6	—	0.6	0.1
Total group annuity actuarial reserves .........................................................	454.3	151.5	605.8	100.0%

	As of December 31, 2024
Deposit-type Contracts	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment .........................................................................	$452.0	$—	$452.0	9.7%
At fair value ..................................................................................................	—	0.2	0.2	—
Total with adjustment or at fair value ..........................................................	452.0	0.2	452.2	9.7
At book value without adjustment (minimal or no charge or adjustment) .....................................................................................................	36.4	—	36.4	0.8
Not subject to discretionary withdrawal .....................................................	4,153.5	—	4,153.5	89.5
Total gross deposit-fund liabilities ..................................................................	4,641.9	0.2	4,642.1	100.0%
Less: reinsurance ceded ..............................................................................	39.0	—	39.0
Total net deposit-fund liabilities ......................................................................	$4,602.9	$0.2	$4,603.1
43
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Total annuity actuarial reserves and deposit-type liabilities were as follows:

	As of December 31,
	2025	2024
Annuity reserves ....................................................................................................................................................	$36,129.4	$32,406.2
Liability for deposit-type contracts ......................................................................................................................	5,034.9	4,602.9
Separate account – annuity reserves and liability for deposit-type contracts .............................................	5,041.3	3,614.7
Total net annuity actuarial reserves and liability for deposit-type contracts ....................................................	$46,205.6	$40,623.8
Life Reserves
The following tables present the Company's life reserves by withdrawal characteristics, including those held in separate account liabilities:

	As of December 31, 2025
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value ..............................................................................................................	$—	$3.4	$8.3
Universal life ..........................................................................................................................................	1,080.2	1,080.6	1,203.4
Universal life with secondary guarantees ..........................................................................................	1,169.1	1,035.1	3,062.6
Indexed universal life with secondary guarantees ...........................................................................	2,294.9	1,723.4	1,813.9
Other permanent cash value life insurance .......................................................................................	—	107.4	109.6
Variable universal life ...........................................................................................................................	51.9	51.9	55.4
Miscellaneous reserves ........................................................................................................................	—	1.1	1.2
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value ........................................................................................................	XXX	XXX	517.4
Accidental death benefits .....................................................................................................................	XXX	XXX	0.3
Disability – active lives ..........................................................................................................................	XXX	XXX	0.6
Disability – disabled lives .....................................................................................................................	XXX	XXX	95.0
Miscellaneous reserves ........................................................................................................................	XXX	XXX	216.9
Total gross life insurance reserves ...........................................................................................................	4,596.1	4,002.9	7,084.6
Less: reinsurance ceded .........................................................................................................................	—	—	2,264.2
Total net life insurance reserves ...............................................................................................................	$4,596.1	$4,002.9	$4,820.4

	As of December 31, 2025
	Separate Account with Guarantees			Separate Account NonGuaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life ................................................................	$5,020.7	$5,020.7	$5,020.7	$—	$—	$—
Variable universal life .................................................	—	—	—	627.2	616.4	616.4
Total life insurance reserves ............................................	$5,020.7	$5,020.7	$5,020.7	$627.2	$616.4	$616.4
44
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value ..............................................................................................................	$—	$2.9	$8.0
Universal life ...........................................................................................................................................	1,093.2	1,093.8	1,214.0
Universal life with secondary guarantees ..........................................................................................	1,169.9	969.6	2,783.3
Indexed universal life with secondary guarantees ............................................................................	1,809.0	1,332.8	1,408.7
Other permanent cash value life insurance .......................................................................................	—	46.1	48.3
Variable universal life ............................................................................................................................	56.0	56.0	60.6
Miscellaneous reserves ........................................................................................................................	—	1.8	1.8
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value .........................................................................................................	XXX	XXX	466.0
Accidental death benefits .....................................................................................................................	XXX	XXX	0.2
Disability – active lives ..........................................................................................................................	XXX	XXX	0.7
Disability – disabled lives ......................................................................................................................	XXX	XXX	47.5
Miscellaneous reserves ........................................................................................................................	XXX	XXX	213.9
Total gross life insurance reserves ...........................................................................................................	4,128.1	3,503.0	6,253.0
Less: reinsurance ceded .........................................................................................................................	—	—	2,083.4
Total net life insurance reserves ................................................................................................................	$4,128.1	$3,503.0	$4,169.6

	As of December 31, 2024
	Separate Account with Guarantees			Separate Account NonGuaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life ................................................................	$4,946.8	$4,946.8	$4,946.8	$—	$—	$—
Variable universal life .................................................	—	—	—	673.8	663.3	663.3
Total life insurance reserves ............................................	$4,946.8	$4,946.8	$4,946.8	$673.8	$663.3	$663.3
Total life insurance reserves were as follows:

	As of December 31,
	2025	2024
Life insurance reserves .......................................................................................................................................	$4,592.7	$4,004.1
Accidental death benefits reserves ...................................................................................................................	0.3	0.2
Disability – active lives reserves........................................................................................................................	0.6	0.7
Disability – disabled lives reserves ...................................................................................................................	92.7	45.4
Miscellaneous reserves ......................................................................................................................................	134.1	119.2
Separate account life insurance reserves .......................................................................................................	5,637.1	5,610.1
Total net life insurance reserves ...........................................................................................................................	$10,457.5	$9,779.7
As of December 31, 2025 and 2024, the Company had $8,724.3 and $8,756.6, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard valuation established by the Department. Related reserves of $202.2 and $209.0 as of December 31, 2025 and 2024, respectively, were included in life and annuity reserves.
45
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
9. Liability for Unpaid Claims
The following table provides a reconciliation of the beginning and ending liability balances for unpaid claims, net of reinsurance recoverables:

	For the Year Ended December 31,
	2025	2024	2023
Balance, beginning of the year .......................................................................................................	$761.3	$710.2	$633.2
Less: reinsurance recoverables ...................................................................................................	278.3	265.3	214.6
Net balance, beginning of the year ................................................................................................	483.0	444.9	418.6
Add provision for claims, net of reinsurance, occurring in:
Current year ....................................................................................................................................	902.5	676.6	663.9
Prior years .......................................................................................................................................	(26.2)	(0.9)	2.5
Net incurred losses during the year ...............................................................................................	876.3	675.7	666.4
Deduct payments for claims, net of reinsurance, occurring in:
Current year ....................................................................................................................................	529.0	427.4	425.1
Prior years .......................................................................................................................................	225.2	212.1	208.5
Net claim payments during the current year .................................................................................	754.2	639.5	633.6
Valuation basis change and corrections ........................................................................................	—	1.9	(6.5)
Policies assumed in Dearborn Acquisition ....................................................................................	525.3	—	—
Net balance, end of year ..................................................................................................................	1,130.4	483.0	444.9
Add: reinsurance recoverables ....................................................................................................	372.7	278.3	265.3
Balance, end of year .........................................................................................................................	$1,503.1	$761.3	$710.2
Liabilities for unpaid claims are recorded in policy and contract claims, life and annuity reserves, and accident and health reserves on the balance sheets. The Company uses estimates in determining its liability for unpaid claims. These estimates are primarily based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2025, the change in prior year incurred claims was primarily due to improved group life and DI claims experience for disability reserves from previous years. For the year ended December 31,
2024, the change in prior year incurred claims was primarily due to favorable claims experience on medical stop-loss policies issued in 2023, partially offset by unfavorable claims experience on life insurance policies issued in 2023.
10. Capital and Surplus
The NAIC establishes certain risk-based capital (RBC) requirements for U.S. life and health insurance companies. Under those requirements, the amount of capital and surplus to be maintained by a life and health insurance company is determined based on various risk factors. As of December 31, 2025 and 2024, the Company exceeded the minimum capital and surplus and RBC requirements.
Under Iowa law, the Company may pay dividends only from the earned surplus arising from its business and must receive the prior approval of the Department to pay stockholder dividends or make any other distribution if such distributions would exceed certain statutory limitations. Iowa law gives the Department discretion to disapprove requests for distributions in excess of these limits. Extraordinary dividends include those made within the preceding twelve months that exceed the greater of (i) 10% of statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year. Based on December 31, 2025 statutory results, the maximum dividend that may be paid without prior approval in 2026 is
$271.1.
During 2025 and 2024, the Company did not pay any dividends to its Parent. During 2023, the Company paid $207.0 of dividends to its Parent.
Surplus Notes
In 2025, the Company issued $500.0 surplus notes due October 1, 2055 with net proceeds totaling $490.8. These surplus notes bear interest at an annual rate of 6.55%, and interest is payable semi-annually on October 1 and April 1 of each year beginning
April 1, 2026. The surplus notes are subordinated to all current and future indebtedness, rank equally with any future surplus notes, and are redeemable at any time with regulatory approval. Any payment of interest on, principal of, or redemption requires prior approval from the Department and may be made only out of the available surplus. As of December 31, 2025, the surplus
46
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
notes had no approved payments or accrued interest. In March 2026, the Company received approval from the Department to make a semi-annual interest payment on the notes and paid interest of $22.5 on April 1, 2026.
11. Income Taxes
The components of DTAs and deferred tax liabilities (DTLs) are as follows:

	As of December 31, 2025			As of December 31, 2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs ..............................	$691.8	$10.0	$701.8	$525.0	$10.8	$535.8	$166.8	$(0.8)	$166.0
Less: DTAs nonadmitted ........	296.5	0.7	297.2	181.1	4.3	185.4	115.4	(3.6)	111.8
Subtotal admitted DTAs ............	395.3	9.3	404.6	343.9	6.5	350.4	51.4	2.8	54.2
Less: DTLs ...............................	140.6	41.1	181.7	119.8	29.4	149.2	20.8	11.7	32.5
Net admitted DTAs ....................	$254.7	$(31.8)	$222.9	$224.1	$(22.9)	$201.2	$30.6	$(8.9)	$21.7
The admission calculation components are as follows:

	As of December 31, 2025			As of December 31, 2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks .........	$—	$4.8	$4.8	$—	$0.8	$0.8	$—	$4.0	$4.0
(1) Adjusted gross DTAs expected to be realized following the balance sheet date .........................................	255.3	—	255.3	224.9	—	224.9	30.4	—	30.4
(2) Adjusted gross DTAs allowed per limitation threshold ................................	XXX	XXX	494.1	XXX	XXX	435.2	XXX	XXX	58.9
Adjusted gross DTAs expected to be realized after application of the limitation threshold (lesser of (1) and (2)) .............................................	255.3	—	255.3	224.9	—	224.9	30.4	—	30.4
Adjusted gross DTAs offset by gross DTLs .........................	140.0	4.5	144.5	119.0	5.7	124.7	21.0	(1.2)	19.8
DTAs admitted ............................	$395.3	$9.3	$404.6	$343.9	$6.5	$350.4	$51.4	$2.8	$54.2
As of December 31, 2025 and 2024, the ratio percentage used to determine the recovery period and limitation threshold amount was 807% and 748%, respectively. As of December 31, 2025 and 2024, the amount of adjusted capital and surplus used to determine the recovery period and limitation threshold amounts were $3,293.9 and $2,901.1, respectively. The results of this calculation component enable the Company to admit DTAs expected to reverse within three years, if not previously admitted as a carryback.
The admission calculations for 2025 and 2024 were not significantly impacted by tax-planning strategies. The Company had no unrecognized DTLs as of December 31, 2025 or 2024.
The components of current income tax expense (benefit) are as follows:

	For the Year Ended December 31,
	2025	2024	2023
Federal income tax expense (benefit) ........................................................................................	$2.5	$81.6	$96.7
Federal income tax expense (benefit) on net capital gains (losses) ......................................	12.7	8.4	(19.7)
Federal income tax expense (benefit) incurred ............................................................................	$15.2	$90.0	$77.0
47
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The main components of deferred tax amounts are as follows:

	As of December 31,
	2025	2024	Change
DTAs
Ordinary:
Policyholder reserves ............................................................................................................	$259.4	$241.3	$18.1
Investments ............................................................................................................................	52.1	47.9	4.2
Deferred acquisition costs ....................................................................................................	202.2	173.2	29.0
Receivables - nonadmitted ...................................................................................................	20.0	22.2	(2.2)
Goodwill and intangibles .......................................................................................................	134.8	0.8	134.0
Other ........................................................................................................................................	23.3	39.6	(16.3)
Total ordinary DTAs ..................................................................................................................	691.8	525.0	166.8
Less: Total ordinary DTAs – nonadmitted .............................................................................	296.5	181.1	115.4
Net admitted ordinary DTAs .......................................................................................................	395.3	343.9	51.4
Capital:
Investments ...............................................................................................................................	10.0	10.8	(0.8)
Less: Nonadmitted ...................................................................................................................	0.7	4.3	(3.6)
Net admitted capital DTAs .........................................................................................................	9.3	6.5	2.8
Net admitted DTAs .........................................................................................................................	404.6	350.4	54.2

DTLs
Ordinary:
Policyholder reserves ............................................................................................................	83.9	81.4	2.5
Investments ............................................................................................................................	40.9	28.1	12.8
Other ........................................................................................................................................	15.8	10.3	5.5
Total ordinary DTLs ..................................................................................................................	140.6	119.8	20.8
Capital:
Investments ............................................................................................................................	41.1	29.4	11.7
Total capital DTLs .....................................................................................................................	41.1	29.4	11.7
Total DTLs ....................................................................................................................................	181.7	149.2	32.5
Net DTAs/DTLs ...............................................................................................................................	$222.9	$201.2	21.7

Net change in DTA/DTL ..........................................................................................................................................................................			133.5
Surplus adjustments:
Tax effect of change in unrealized capital gains (losses) ................................................................................................................			1.1
Adjusted change in net deferred income taxes ...................................................................................................................................			$134.6
The Company expects it will fully realize the DTAs and no statutory valuation allowance has been recorded as of December 31,
2025 or 2024.
48
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Differences between the federal income tax provision and the change in deferred taxes computed by applying the U.S. federal income tax rate of 21% to the net gain (loss) from operations before federal income taxes and the realized capital losses and the actual tax provision are as follows:

	For the Year Ended December 31,
	2025	2024	2023
Ordinary income (loss) tax expense (benefit) at federal statutory rate .................................	$35.0	$33.6	$18.0
Capital income (loss) tax expense (benefit) at federal statutory rate ....................................	17.3	14.7	(3.9)
Total expected income tax expense (benefit) ...............................................................................	52.3	48.3	14.1
Significant statutory to tax adjustments on taxes:
Tax credits .......................................................................................................................................	(7.9)	(3.4)	(4.1)
Change in nonadmitted asset ......................................................................................................	(150.8)	(4.8)	(3.4)
Change in valuation basis – statutory reserves	(4.9)	(4.8)	(1.9)
Change in liability for unauthorized reinsurance .......................................................................	0.3	(0.3)	14.9
Other ................................................................................................................................................	(8.4)	0.7	(3.9)
Total federal income tax expense (benefit) ...................................................................................	$(119.4)	$35.7	$15.7

Federal income tax expense (benefit) ........................................................................................	$15.2	$90.0	$77.0
Adjusted change in net deferred income taxes .........................................................................	(134.6)	(54.3)	(61.3)
Total statutory income tax expense (benefit) ................................................................................	$(119.4)	$35.7	$15.7
As of December 31, 2025, the Company had no tax credit carryforwards and no operating loss or capital loss carryforwards to offset against future taxable income.
The amount of federal income taxes incurred that are available for recovery in the event of the carryback of future net capital losses is as follows:

	For the Year Ended December 31,
	2025	2024	2023
Capital gains ......................................................................................................................................	$5.0	$—	$—
The Company does not have any deposits admitted under Section 6603 of the Internal Revenue Code. The Company has no tax
loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of
December 31, 2025.
The Company is included as a member of a consolidated life/non-life federal income tax return under the Parent in the U.S.
federal jurisdiction. The Company's state income tax filings and filing groups vary based on applicable rules in each state jurisdiction. The Company's federal and state income tax returns are generally open for examination for tax years 2022 through the present. In addition, certain other tax years remain open for examination due to loss carryback/carryforward provisions or amended returns, including life group returns for 2019 through 2021.
The Inflation Reduction Act (Act) was enacted on August 16, 2022. The Act includes a new corporate alternative minimum tax
(CAMT), which is effective for tax years beginning after 2022 and applies to corporations with average adjusted financial statement income in excess of certain thresholds as defined in the Act. The tax-controlled group of corporations of which the
Company is a member has determined that it does not expect to be an applicable corporation that is subject to the CAMT in
2025.
49
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
12. Separate Accounts
Separate account assets are attributed to the following products:

	As of December 31, 2025			As of December 31, 2024
	Legally Insulated	Not Legally Insulated	Total	Legally Insulated	Not Legally Insulated	Total
BOLI (1) ........................................................	$5,020.7	$205.5	$5,226.2	$4,946.8	$198.5	$5,145.3
RILA ..............................................................	523.1	4,303.7	4,826.8	348.3	3,062.7	3,411.0
Variable annuities .......................................	454.1	—	454.1	455.5	—	455.5
Variable COLI ..............................................	405.6	—	405.6	471.1	—	471.1
VUL ...............................................................	221.5	—	221.5	202.8	—	202.8
Total .................................................................	$6,625.0	$4,509.2	$11,134.2	$6,424.5	$3,261.2	$9,685.7
____________________
(1)The Company allows interest income above the required policy account values within the BOLI separate account. The amount accumulated over and above the required policy account values is not considered to be legally insulated.
The fair value of BOLI and RILA invested assets not reported at fair value and related net unrealized gains (losses) are as follows:

	As of December 31,
	2025		2024
	Fair Value	Net Unrealized Gains (Losses)	Fair Value	Net Unrealized Gains (Losses)
BOLI ..............................................................................................................	$4,607.4	$(578.9)	$4,363.8	$(743.6)
RILA ..............................................................................................................	3,444.3	(6.3)	2,526.9	(70.4)
In accordance with contract provisions relating to the Company’s separate account products, some separate account liabilities are guaranteed by the general account. For the years ended December 31, 2025 and 2024, the separate accounts did not pay the general account material amounts for risk charges, and the general account did not pay material amounts due to separate account guarantees.
The following table provides premium and reserve information for the separate accounts of the Company:

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations, or deposits for the year ended December 31, 2025 ................................................................................	$—	$—	$1,231.8	$1,231.8

Reserves as of December 31, 2025:
For accounts with assets at:
Fair value .............................................................................................	$—	$—	$2,182.3	$2,182.3
Amortized cost ....................................................................................	2,335.0	2,685.7	3,475.4	8,496.1
Total reserves ..............................................................................................	$2,335.0	$2,685.7	$5,657.7	$10,678.4

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more ...................................................	$—	$—	$3,266.3	$3,266.3
At fair value...........................................................................................	—	—	2,182.3	2,182.3
At book value without fair value adjustment and with current surrender charge less than 5% .....................................................	2,335.0	2,685.7	209.1	5,229.8
Total reserves ..............................................................................................	$2,335.0	$2,685.7	$5,657.7	$10,678.4
50
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations, or deposits for the year ended December 31, 2024 ................................................................................	$—	$—	$1,143.0	$1,143.0

Reserves as of December 31, 2024:
For accounts with assets at:
Fair value .............................................................................................	$—	$—	$1,790.8	$1,790.8
Amortized cost ....................................................................................	2,306.3	2,640.6	2,487.3	7,434.2
Total reserves ..............................................................................................	$2,306.3	$2,640.6	$4,278.1	$9,225.0

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more ......................................................	$—	$—	$2,390.7	$2,390.7
At fair value ..............................................................................................	—	—	1,790.8	1,790.8
At book value without fair value adjustment and with current surrender charge less than 5% ........................................................	2,306.3	2,640.6	96.6	5,043.5
Total reserves ..............................................................................................	$2,306.3	$2,640.6	$4,278.1	$9,225.0

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations, or deposits for the year ended December 31, 2023 ................................................................................	$—	$—	$415.3	$415.3
The following table provides a reconciliation of amounts transferred to and from the separate accounts as reported on the statements of operations:

	For the Year Ended December 31,
	2025	2024	2023
Transfers to separate accounts ...................................................................................................	$1,471.7	$1,367.8	$572.8
Transfers from separate accounts ...............................................................................................	(677.3)	(495.1)	(435.6)
Net transfers to (from) separate accounts ....................................................................................	794.4	872.7	137.2
Deposits in free look period and other timing differences .......................................................	(0.2)	(0.7)	—
Net transfers to (from) separate accounts as reported on statements of operations ............	$794.2	$872.0	$137.2
13. Related Parties
The following discussion relates to transactions entered into by the Company with related parties and affiliates. Refer to Note 7 for further discussion on reinsurance agreements and amounts payable or receivable with related parties or affiliates in connection with reinsurance agreements.
It is the Company's policy to settle amounts due with affiliated companies not less than quarterly, except for certain long-term compensation liabilities that are settled when the awards are paid and short-term intercompany borrowings. Balances with related parties recorded in the Company's financial statements were as follows:

	As of December 31,
	2025	2024
Balances with Parent and affiliates:
Receivables ..........................................................................................................................................	$1.0	$5.5
Payables ................................................................................................................................................	(16.4)	(4.4)
The Company has entered into various agreements with its Parent and its affiliates for services necessary to conduct its activities. These agreements specify that the parties will provide to and receive from each other certain general services related to sharing common management, personnel, and facilities, and that the related expenses will be shared. These expenses
51
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
include rent, corporate overhead, payroll, benefits, data processing systems, finance, information technologies, and other charges, and are included in general insurance expenses on the statements of operations. General service expenses are allocated among legal entities using methodologies that management believes to be reasonable to estimate service utilization, including headcount, time studies, or relevant activity levels.
The Company has an agreement with Symetra Investment Management Company (SIM), an affiliated registered investment advisor wholly-owned by the Parent, to provide investment advisory services related to the Company’s invested assets and with
Symetra Investment Management Real Estate Investors (SIMREI), a subsidiary of SIM, to provide investment management services related to the Company's mortgage loan portfolio.
The Company also paid concessions, general agent fees, administrative fees, and underwriting fees for services provided by its affiliates, primarily to Symetra Securities, Inc.
During 2025, the Company received a cash capital contribution of $400.0 from its Parent. During 2024 and 2023, the Company did not receive any capital contributions from its Parent.
The Company has a short-term intercompany borrowing agreement with its Parent, under which the Company periodically loans money to its Parent. As of December 31, 2025 and 2024, the balance of the loan was $0.0 and $37.0, respectively.
During 2025, 2024, and 2023, the Company did not contribute cash to its subsidiaries.

	For the Year Ended December 31,
	2025	2024	2023
Transactions with Parent and affiliates:
Payments for investment management and support services .................................................	$81.7	$63.2	$56.6
Shared services expenses (allocated) payments, net (1) ........................................................	(24.3)	(32.7)	(26.8)
Payments for concessions, general agent fees, administrative fees, and underwriting fees (2) ..............................................................................................................................................	53.7	46.0	23.1
___________________
(1)Reported primarily in general insurance expenses on the statements of operations.
(2)Reported primarily in commissions on the statements of operations.
14. Commitments and Contingencies
Litigation
Because of the nature of its business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company establishes liabilities for legal loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. In such cases, any estimate is not an indication of expected loss, if any, and there still may be an exposure to loss more than any amounts reasonably estimated and accrued.
For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the
Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made.
The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly basis and updates its established liabilities, disclosures, and estimates of reasonably possible losses or range of loss based on such reviews.
Although the Company cannot predict the outcome of any litigation or regulatory action, the Company does not believe that any such matters will have an impact on its financial condition or results of operations that differs materially from the Company’s established liabilities. However, given the inherent difficulty in predicting the outcome of such matters, it is possible that an adverse outcome in certain such matters could be material to the Company’s financial condition or results of operations for any reporting period.
52
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Other Commitments
The following table presents the Company's significant commitments not recognized on the balance sheet, including those associated with separate accounts:

As of December 31, 2025
Unfunded commitments to partnership investments and related structured securities ......................................................	$1,161.2
Unfunded mortgage loan commitments, approved not yet funded ........................................................................................	177.2
Unfunded private placement commitments, purchased, not yet funded ...............................................................................	267.0
The Company had no other material commitments or contingencies as of December 31, 2025.